GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments

December 31, 2019 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Sovereign Debt Obligations – 63.5%
Angola – 2.5%
Republic of Angola (NR/B3)
	$20,730,000	8.250	%(a)	05/09/28	$ 22,349,531
	460,000	9.375	(a)	05/08/48	504,706
	1,300,000	9.375		05/08/48	1,426,344
Republic of Angola (B-/B3)(a)
	5,630,000	8.000		11/26/29	5,995,950
	5,910,000	9.125		11/26/49	6,316,313

					36,592,844

Argentina – 1.4%
Provincia de Buenos Aires (CCC/Caa2)(b)
EUR	4	4.000		05/01/20	3
Republic of Argentina (CC/Caa2)
	$480,000	5.625		01/26/22	249,450
	720,000	4.625		01/11/23	357,750
EUR	13,360,000	3.375		01/15/23	6,743,660
	3,860,000	5.000		01/15/27	1,913,214
	$900,000	6.875		01/26/27	446,625
	5,843,000	5.875		01/11/28	2,737,080
EUR	13,560,000	5.250		01/15/28	6,721,030
	$3,520,000	7.125		07/06/36	1,680,800
EUR	1,210,000	3.380	(b)	12/31/38	622,302

					21,471,914

Armenia(a) – 0.2%
Republic of Armenia (NR/Ba3)
	$2,640,000	3.950		09/26/29	2,607,000

Azerbaijan – 0.3%
Republic of Azerbaijan (NR/Ba2u)
	380,000	4.750		03/18/24	406,600
	3,800,000	3.500		09/01/32	3,728,750

					4,135,350

Principal Amount		Interest Rate		Maturity Date	Value

Sovereign Debt Obligations – (continued)
Bahrain – 0.4%
Kingdom of Bahrain (B+/NR)
	$560,000	7.000%		10/12/28	$ 661,150
	990,000	6.000		09/19/44	1,038,881
Kingdom of Bahrain (B+/B2u)(a)
	4,410,000	5.625		09/30/31	4,718,700

					6,418,731

Belize(a)(b) – 0.1%
Republic of Belize (B-/B3)
	2,446,500	4.938		02/20/34	1,480,132

Bolivia – 0.0%
Republic of Bolivian (BB-/Ba3)
	200,000	4.500		03/20/28	200,563

Brazil(c) – 0.2%
Federal Republic of Brazil (BB-/Ba2)
	3,020,000	4.500		05/30/29	3,206,862

Chile(c) – 0.4%
Republic of Chile (A+/A1)
	5,420,000	3.500		01/25/50	5,674,062

Costa Rica – 0.8%
Republic of Costa Rica (NR/NR)
	1,690,000	9.200		02/23/22	1,831,782
	650,000	5.520		08/17/22	659,392
	1,240,000	9.200	(a)	02/21/24	1,418,870
Republic of Costa Rica (B+/B1)
	2,040,000	9.995		08/01/20	2,112,037
	3,920,000	6.125	(a)	02/19/31	4,172,350
	1,380,000	7.158	(a)	03/12/45	1,472,719

					11,667,150

Dominican Republic – 3.8%
Dominican Republic (NR/NR)
DOP	20,700,000	16.000		07/10/20	401,387
	13,900,000	11.500		05/10/24	276,398
	8,900,000	18.500	(a)	02/04/28	232,429
	152,600,000	10.750		08/11/28	2,985,509

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

December 31, 2019 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Sovereign Debt Obligations – (continued)
Dominican Republic – (continued)
DOP	134,200,000	11.375%		07/06/29	$ 2,669,539
Dominican Republic (BB-/Ba3)
	248,350,000	9.750	(a)	06/05/26	4,685,884
	$1,500,000	8.625		04/20/27	1,818,281
	316,000	7.450		04/30/44	381,471
	9,870,000	6.850	(a)	01/27/45	11,264,138
	6,599,000	6.850		01/27/45	7,531,109
	13,980,000	6.500	(a)	02/15/48	15,391,106
	470,000	6.500		02/15/48	517,441
	7,170,000	6.400	(a)	06/05/49	7,851,150
	610,000	6.400		06/05/49	667,950

					56,673,792

Ecuador – 4.0%
Ecuador Government International Bond (B-/NR)
	1,126,000	7.950		06/20/24	1,066,885
	4,790,000	7.875	(a)	03/27/25	4,339,441
	7,900,000	9.650	(a)	12/13/26	7,507,469
	1,080,000	9.650		12/13/26	1,026,338
	10,080,000	9.625	(a)	06/02/27	9,444,960
	750,000	9.625		06/02/27	702,750
	2,000,000	7.875		01/23/28	1,775,000
	3,540,000	10.750	(a)	01/31/29	3,448,181
	10,070,000	9.500	(a)	03/27/30	9,355,659
Ecuador Government International Bond (B-/B3)
	23,140,000	8.875	(a)	10/23/27	21,252,644
	410,000	8.875		10/23/27	376,559

					60,295,886

Egypt – 3.2%
Republic of Egypt (B/NR)
EUR	1,770,000	6.375	(a)	04/11/31	2,121,906
	3,289,000	6.375		04/11/31	3,942,908

Principal Amount		Interest Rate		Maturity Date	Value

Sovereign Debt Obligations – (continued)
Egypt – (continued)
Republic of Egypt (B/B2)
EUR	8,360,000	4.750	%(a)	04/16/26	$ 9,855,073
	5,030,000	5.625		04/16/30	5,825,521
	10,810,000	5.625	(a)	04/16/30	12,519,658
Republic of Egypt (B/B2u)
	$1,300,000	4.550	(a)	11/20/23	1,327,625
	2,950,000	7.053	(a)	01/15/32	3,092,891
	670,000	7.903		02/21/48	701,825
	730,000	7.903	(a)	02/21/48	764,675
	990,000	8.700		03/01/49	1,105,397
	4,340,000	8.700	(a)	03/01/49	4,845,881
	1,120,000	8.150	(a)	11/20/59	1,198,400

					47,301,760

El Salvador – 0.2%
El Salvador Government International Bond (B-/B3)
	260,000	5.875		01/30/25	274,381
	2,550,000	7.125	(a)(c)	01/20/50	2,719,735

					2,994,116

Gabon – 0.9%
Republic of Gabon (NR/NR)
	11,085,000	6.375		12/12/24	11,587,289
Republic of Gabon (NR/Caa1)
	1,720,000	6.950		06/16/25	1,810,300

					13,397,589

Ghana – 2.5%
Republic of Ghana (NR/B1)
	1,970,000	10.750		10/14/30	2,521,600
Republic of Ghana (B/B3)
	12,560,000	7.625		05/16/29	12,779,800
	1,210,000	8.627	(a)	06/16/49	1,208,866
	9,619,000	8.627		06/16/49	9,609,982
Republic of Ghana (B/B3u)(a)
	11,250,000	8.125		03/26/32	11,475,000

					37,595,248

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

December 31, 2019 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Sovereign Debt Obligations – (continued)
Guatemala – 2.8%
Republic of Guatemala (NR/Ba1)(a)(c)
$5,010,000	6.125%		06/01/50	$ 5,911,800
Republic of Guatemala (BB-/Ba1)
3,410,000	5.750		06/06/22	3,635,913
6,440,000	4.500	(a)	05/03/26	6,792,187
7,730,000	4.500		05/03/26	8,152,734
750,000	4.375		06/05/27	777,422
8,400,000	4.375	(a)	06/05/27	8,707,125
5,200,000	4.875		02/13/28	5,564,000
2,620,000	4.900	(a)(c)	06/01/30	2,811,588

				42,352,769

Honduras – 1.2%
Republic of Honduras (BB-/B1)
8,410,000	8.750	(a)	12/16/20	8,843,641
6,018,000	8.750		12/16/20	6,328,303
1,310,000	7.500	(a)	03/15/24	1,455,328
1,120,000	7.500		03/15/24	1,244,250

				17,871,522

Indonesia – 5.4%
Perusahaan Penerbit SBSN (NR/Baa2)(a)
24,200,000	4.150		03/29/27	26,030,125
Perusahaan Penerbit SBSN (BBB/Baa2)(a)
3,330,000	4.325		05/28/25	3,600,563
1,130,000	4.550		03/29/26	1,236,997
33,470,000	4.400		03/01/28	36,607,812
Perusahaan Penerbit SBSN Indonesia III (BBB/Baa2)
2,109,000	4.325		05/28/25	2,280,356
9,930,000	4.550		03/29/26	10,870,247
Republic of Indonesia (BBB/Baa2)(a)
400,000	4.750		01/08/26	444,375

				81,070,475

Principal Amount		Interest Rate		Maturity Date	Value

Sovereign Debt Obligations – (continued)
Ivory Coast – 0.4%
Republic of Ivory Coast (NR/Ba3)
EUR	2,370,000	6.625	%(a)	03/22/48	$ 2,675,044
	2,720,000	6.625		03/22/48	3,070,093

					5,745,137

Jamaica – 0.6%
Republic of Jamaica (B+/B2)
	$6,110,000	7.875		07/28/45	8,263,775

Kazakhstan(a) – 0.2%
Republic of Kazakhstan (BBB-/Baa3)
EUR	2,300,000	1.550		11/09/23	2,702,456

Kenya – 1.4%
Republic of Kenya (B+/NR)
	$8,591,000	6.875		06/24/24	9,280,965
Republic of Kenya (B+/B2u)(a)
	4,200,000	7.000		05/22/27	4,452,000
	750,000	7.250		02/28/28	810,937
	6,380,000	8.000		05/22/32	6,948,219

					21,492,121

Lebanon – 0.4%
Republic of Lebanon (NR/NR)
	1,503,000	6.750		11/29/27	665,757
Republic of Lebanon (CCC/NR)
	540,000	6.200		02/26/25	240,131
	270,000	6.650		04/22/24	121,078
	270,000	6.600		11/27/26	120,319
	710,000	6.850		03/23/27	315,506
	450,000	6.650		11/03/28	201,094
	2,304,000	6.850		05/25/29	1,021,680
	5,363,000	6.650		02/26/30	2,381,507
	1,820,000	7.050		11/02/35	808,194
	150,000	7.250		03/23/37	67,641

					5,942,907

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

December 31, 2019 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Sovereign Debt Obligations – (continued)
Macedonia – 1.4%
Republic of Macedonia (BB-/NR)
EUR	3,850,000	5.625%		07/26/23	$ 4,997,366
	10,480,000	2.750	(a)	01/18/25	12,508,497
	3,290,000	2.750		01/18/25	3,926,809

					21,432,672

Mexico – 1.9%
Mexico Cetes (NR/NR)(d)
MXN	102,107,870	0.000		01/30/20	5,329,380
	14,062,820	0.000		02/27/20	729,879
	14,062,810	0.000		03/05/20	729,935
	303,288,090	0.000		03/12/20	15,695,429
United Mexican States (A-/A3)
	104,745,100	8.500		11/18/38	6,318,915

					28,803,538

Mongolia – 0.1%
Republic of Mongolia (B/B3u)
	$1,020,000	5.625		05/01/23	1,053,469
	970,000	8.750		03/09/24	1,103,981

					2,157,450

Morocco(a) – 0.2%
Republic of Morocco (BBB-/Ba1u)
EUR	2,560,000	1.500		11/27/31	2,882,320

Nigeria – 1.5%
Republic of Nigeria (B/B2)
	$2,530,000	8.747	(a)	01/21/31	2,794,859
	6,390,000	7.875		02/16/32	6,623,635
	12,540,000	7.696	(a)	02/23/38	12,567,431

					21,985,925

Oman(a) – 0.3%
Republic of Oman (NR/Ba1)
	4,250,000	6.750		01/17/48	4,280,547

Pakistan – 0.1%
Republic of Pakistan (B-/B3)
	1,582,000	6.875		12/05/27	1,644,193

Principal Amount		Interest Rate		Maturity Date	Value

Sovereign Debt Obligations – (continued)
Panama – 0.1%
Panama Notas del Tesoro (BBB+/NR)
	$920,000	4.875%		02/05/21	$ 957,038

Papua New Guinea(a) – 0.1%
Papua New Guinea Government International Bond (B/B2)
	1,450,000	8.375		10/04/28	1,533,375

Paraguay – 2.5%
Republic of Paraguay (BB/NR)(a)
	4,590,000	5.600		03/13/48	5,373,169
Republic of Paraguay (BB/Ba1)
	12,098,000	4.625		01/25/23	12,793,635
	3,930,000	5.000	(a)	04/15/26	4,343,878
	2,655,000	5.000		04/15/26	2,934,605
	2,770,000	4.700	(a)	03/27/27	3,037,478
	5,650,000	6.100		08/11/44	6,912,422
	1,790,000	5.400	(a)(c)	03/30/50	2,057,381

					37,452,568

Qatar – 2.1%
Republic of Qatar (AA-/Aa3)
	4,200,000	4.500	(a)	04/23/28	4,814,250
	5,670,000	4.000	(a)	03/14/29	6,337,997
	2,400,000	4.000		03/14/29	2,682,750
	10,470,000	5.103	(a)	04/23/48	13,453,950
	2,950,000	4.817	(a)	03/14/49	3,648,781

					30,937,728

Romania – 1.4%
Republic of Romania (BBB-/Baa3)
EUR	4,370,000	2.375	(a)	04/19/27	5,362,907
	7,360,000	2.875		05/26/28	9,321,214
	2,320,000	2.124	(a)	07/16/31	2,657,644
	390,000	3.375	(a)	02/08/38	476,151
	1,920,000	4.625	(a)	04/03/49	2,657,083

					20,474,999

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

December 31, 2019 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Sovereign Debt Obligations – (continued)
Russia – 2.2%
Russian Federation Bond (NR/NR)
EUR	4,000,000	2.875	%(a)	12/04/25	$ 5,123,365
	$14,600,000	4.750		05/27/26	16,306,375
	3,200,000	4.375	(a)	03/21/29	3,561,600
	4,200,000	5.100	(a)	03/28/35	5,019,000
Russian Federation Bond (BBB-/Baa3)
	600,000	4.500	(a)	04/04/22	630,000
	2,000,000	4.875	(a)	09/16/23	2,182,500
	200,000	4.875		09/16/23	218,250

					33,041,090

Senegal(a) – 0.4%
Republic of Senegal (B+/Ba3)
EUR	5,580,000	4.750		03/13/28	6,605,291

Serbia(a) – 0.3%
Republic of Serbia (BB+/Ba3)
	4,400,000	1.500		06/26/29	5,028,020

South Africa – 3.0%
Republic of South Africa (NR/Baa3)
	$4,070,000	4.850		09/27/27	4,207,363
	5,000,000	5.650		09/27/47	4,862,500
Republic of South Africa (BB/Baa3)
	20,055,000	5.875		09/16/25	22,135,706
	2,670,000	4.300		10/12/28	2,612,996
	5,670,000	4.850		09/30/29	5,670,000
	200,000	5.875		06/22/30	215,970
	5,910,000	5.750		09/30/49	5,753,089

					45,457,624

Sri Lanka – 4.0%
Republic of Sri Lanka (B/B2)
	4,540,000	5.750	(a)	01/18/22	4,545,675
	15,260,000	5.750	(a)	04/18/23	15,096,999
	7,190,000	6.850	(a)	03/14/24	7,290,583
	3,370,000	6.350	(a)	06/28/24	3,346,541
	7,450,000	6.125		06/03/25	7,217,039

Principal Amount		Interest Rate		Maturity Date	Value

Sovereign Debt Obligations – (continued)
Sri Lanka – (continued)
Republic of Sri Lanka (B/B2) (continued)
	$6,010,000	6.850	%(a)	11/03/25	$ 6,013,756
	5,430,000	6.850		11/03/25	5,433,394
	1,690,000	6.750	(a)	04/18/28	1,611,838
	9,210,000	7.550	(a)	03/28/30	9,094,271

					59,650,096

Suriname(a) – 0.2%
Republic of Suriname (B/B2)
	2,990,000	9.250		10/26/26	2,300,057

Tajikistan – 0.0%
Republic of Tajikistan (B-/B3)
	710,000	7.125		09/14/27	575,544

Tunisia(a) – 0.2%
Banque Centrale de Tunisie International Bond (NR/B2)
EUR	2,370,000	6.750		10/31/23	2,747,320
	760,000	6.375		07/15/26	846,631

					3,593,951

Turkey – 3.2%
Republic of Turkey (NR/B1)
	$11,323,000	5.750		03/22/24	11,591,921
	2,050,000	6.350		08/10/24	2,142,890
EUR	270,000	4.625		03/31/25	319,895
	8,370,000	3.250		06/14/25	9,368,091
	6,280,000	5.200		02/16/26	7,616,623
	$1,200,000	4.875		10/09/26	1,143,750
	4,780,000	6.000		03/25/27	4,835,269
	7,640,000	5.750		05/11/47	6,756,625
	2,129,000	7.375		02/05/25	2,326,598
	2,300,000	6.000		01/14/41	2,142,594

					48,244,256

Ukraine – 3.6%
Ukraine Government Bond (B/NR)
	210,000	7.375		09/25/32	223,978
	15,448,000	0.000	(e)	05/31/40	14,690,082

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

December 31, 2019 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Sovereign Debt Obligations – (continued)
Ukraine – (continued)
Ukraine Government Bond (B/Caa1)
$2,910,000	7.750%		09/01/21	$ 3,077,325
3,710,000	7.750		09/01/22	3,988,250
9,490,000	7.750		09/01/23	10,284,788
12,900,000	7.750		09/01/24	14,041,650
6,370,000	7.750		09/01/25	6,940,115
230,000	7.750		09/01/26	250,700
360,000	7.750		09/01/27	393,300

				53,890,188

United Arab Emirates – 0.8%
Abu Dhabi Government International Bond (AA/NR)
1,890,000	3.125		05/03/26	1,966,191
5,670,000	3.125	(a)	10/11/27	5,936,490
2,890,000	4.125	(a)	10/11/47	3,361,431

				11,264,112

Uzbekistan(a) – 0.2%
Republic of Uzbekistan (BB-/NR)
510,000	4.750		02/20/24	541,078
1,460,000	5.375		02/20/29	1,621,056

				2,162,134

Venezuela(c)(f) – 0.1%
Debt and Asset Trading Corp. (NR/NR)
1,140,000	1.000		10/10/25	874,237

Zambia – 0.3%
Republic of Zambia (CCC+/NR)
7,024,000	5.375		09/20/22	4,780,710

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $932,616,194)				$ 949,163,824

Corporate Obligations – 23.4%
Argentina(a)(c) – 0.1%
Telecom Argentina SA (NR/Caa1)
$1,480,000	6.500%		06/15/21	$ 1,418,950

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Brazil – 1.2%
Banco do Brasil SA (CCC+/NR)(c)(e) (10 Year CMT + 4.398%)
$5,010,000	6.250%		10/29/49	$ 5,089,847
Banco do Brasil SA (CCC+/B2)(c)(e) (10 Year CMT + 6.362%)
7,240,000	9.000		06/29/49	8,253,600
Embraer Overseas Ltd. (BBB/Ba1)
890,000	5.696		09/16/23	975,106
Samarco Mineracao SA (NR/WR)(g)
3,185,000	4.125		11/01/22	2,083,189
2,080,000	5.750		10/24/23	1,362,400
800,000	5.375		09/26/24	536,500

				18,300,642

British Virgin Islands – 1.5%
Bluestar Finance Holdings Ltd. (BBB/Baa2)
4,820,000	4.375		06/11/20	4,853,306
Huarong Finance 2017 Co. Ltd. (NR/Baa1) (-1x5 Year CMT + 6.983%)
3,530,000	4.000	(c)(e)	11/07/99	3,553,166
450,000	4.250		11/07/27	467,438
Huarong Finance 2019 Co. Ltd.
5,180,000	3.750		05/29/24	5,302,892
1,490,000	3.875	(c)	11/13/29	1,502,102
Huarong Finance II Co. Ltd.
650,000	4.625		06/03/26	691,234
880,000	4.875		11/22/26	949,850
1,670,000	5.500		01/16/25	1,841,697
1,820,000	5.000		11/19/25	1,983,800
Sunny Express Enterprises Corp. (NR/A3)(c)(e) (-1x3 Year CMT + 4.762%)
870,000	3.350		10/23/49	875,709

				22,021,194

Burundi – 0.3%
Eastern & Southern African Trade & Development Bank (NR/Baa3)
3,990,000	5.375		03/14/22	4,147,046

Chile(a) – 0.3%
Embotelladora Andina SA (BBB/NR)
506,000	5.000		10/01/23	539,048
Inversiones CMPC SA (BBB-/NR)(c)
660,000	4.375		05/15/23	684,750

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

December 31, 2019 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Chile(a) – (continued)
Sociedad Quimica y Minera de Chile SA (BBB+/Baa1)(c)
	$3,291,000	4.375%		01/28/25	$ 3,442,180

					4,665,978

China – 0.3%
China Evergrande Group (NR/NR)(h)
HKD	2,000,000	4.250		02/14/23	233,884
China Evergrande Group (NR/B2)(c)
	$2,430,000	8.250		03/23/22	2,272,050
Kaisa Group Holdings Ltd. (NR/NR)(c)
	2,670,000	8.500		06/30/22	2,617,468

					5,123,402

Colombia – 0.7%
Banco de Bogota SA (NR/Ba2)
	6,870,000	6.250	(a)	05/12/26	7,700,841
	1,980,000	6.250		05/12/26	2,219,456
Grupo Aval Ltd. (NR/Ba2)
	590,000	4.750		09/26/22	615,628

					10,535,925

Cyprus – 0.1%
MHP SE (B/NR)
	1,910,000	7.750		05/10/24	2,062,800

Dominican Republic(a)(c) – 0.2%
Aeropuertos Dominicanos Siglo XXI SA (BB-/Ba3)
	3,220,000	6.750		03/30/29	3,590,300

Ecuador(a)(f) – 0.0%
Petroamazonas EP (NR/NR)
	522,500	4.625		11/06/20	515,969

Hong Kong – 0.8%
CNAC HK Finbridge Co. Ltd. (BBB/NR)
	11,110,000	4.625		03/14/23	11,672,444

India – 0.7%
Greenko Investment Co. (B+/NR)(a)(c)
	3,290,000	4.875		08/16/23	3,274,578
Reliance Industries Ltd. (BBB+/Baa2)
	1,130,000	4.125		01/28/25	1,196,741
	2,430,000	3.667	(a)	11/30/27	2,516,569

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
India – (continued)
ReNew Power Synthetic (BB-/NR)(c)
$2,650,000	6.670%		03/12/24	$ 2,742,750

				9,730,638

Ireland – 0.5%
Credit Bank of Moscow Via CBOM Finance PLC (NR/NR)(c)(e) (5 Year USD Swap + 5.416%)
310,000	7.500		10/05/27	297,891
Credit Bank of Moscow Via CBOM Finance PLC (NR/Caa2u)(c)(e) (5 Year USD Swap + 6.942%)
680,000	8.875		08/10/66	600,738
Credit Bank of Moscow Via CBOM Finance PLC (BB-/Ba3)(a)
3,010,000	5.550		02/14/23	3,102,181
Phosagro OAO Via Phosagro Bond Funding DAC (BBB-/Baa3)(a)
3,610,000	3.949		04/24/23	3,719,428

				7,720,238

Isle Of Man – 0.1%
Gohl Capital Ltd. (NR/Baa1)
1,730,000	4.250		01/24/27	1,797,578

Ivory Coast – 0.5%
Brazil Minas SPE via State of Minas Gerais (BB-/NR)(a)(f)
3,150,000	5.333		02/15/28	3,374,438
Comunicaciones Celulares SA Via Comcel Trust (NR/Ba1)(c)
3,980,000	6.875		02/06/24	4,094,425
Independencia International Ltd. (NR/NR)(a)(g)(i)
1,277,436	12.000		12/30/16	—

				7,468,863

Jamaica(c) – 0.4%
Digicel Group Two Ltd. (NR/Ca)(a)
263,000	8.250		09/30/22	61,312
Digicel Ltd. (NR/Caa2)
3,860,000	6.000	(a)	04/15/21	2,992,658
2,960,000	6.000		04/15/21	2,294,888

				5,348,858

Japan(c)(e) – 0.2%
SoftBank Group Corp. (B+/Ba3) (5 Year USD ICE Swap + 4.226%)
2,460,000	6.000		12/31/99	2,349,300

Luxembourg – 1.1%
Altice Financing SA (B+/B2)(c)
1,160,000	6.625	(a)	02/15/23	1,180,300
1,590,000	6.625		02/15/23	1,611,862
4,000,000	7.500		05/15/26	4,300,000

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

December 31, 2019 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Luxembourg – (continued)
Gazprom PJSC Via Gaz Capital SA (BBB-/Baa2)
$2,180,000	5.150	%(a)	02/11/26	$ 2,427,975
490,000	5.150		02/11/26	545,738
410,000	8.625	(h)	04/28/34	614,872
3,970,000	7.288		08/16/37	5,556,759
MHP Lux SA (B/NR)
380,000	6.950		04/03/26	398,288

				16,635,794

Mauritius – 0.5%
Greenko Investment Co. (B+/NR)(c)
200,000	4.875		08/16/23	199,063
MTN Mauritius Investments Ltd. (BB+/Ba1)
3,390,000	5.373		02/13/22	3,500,175
1,790,000	4.755		11/11/24	1,835,869
1,150,000	6.500	(a)	10/13/26	1,272,187

				6,807,294

Mexico – 4.7%
Banco Mercantil del Norte SA (BB/Ba2)(a)(c)(e)
(5 Year CMT + 4.967%)
3,820,000	6.750		09/27/24	3,968,025
(10 Year CMT + 5.470%)
1,350,000	7.500		06/27/29	1,444,078
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand (NR/Baa3)(a)(c)(e) (5 Year CMT + 2.995%)
1,090,000	5.950		10/01/28	1,169,366
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand (NR/A3)
730,000	4.125		11/09/22	759,200
BBVA Bancomer SA (BB+/NR)(a)(c)(e) (5 Year CMT + 2.650%)
3,080,000	5.125		01/18/33	3,103,100
Cemex SAB de CV (BB/NR)(a)(c)
2,220,000	5.450		11/19/29	2,325,450
Corporacion Geo SA (NR/NR)(i)
314,572	8.000		04/13/21	—
Mexico City Airport Trust (BBB+/Baa3)(c)
1,409,000	4.250		10/31/26	1,471,965
1,180,000	4.250	(a)	10/31/26	1,232,731

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Mexico – (continued)
Mexico City Airport Trust (BBB+/Baa3)(c) (continued)
	$5,200,000	3.875	%(a)	04/30/28	$ 5,325,125
	722,000	5.500		10/31/46	745,916
	2,190,000	5.500	(a)	10/31/46	2,262,544
	10,548,000	5.500		07/31/47	10,900,699
	860,000	5.500	(a)	07/31/47	888,756
Petroleos Mexicanos (BBB+/Baa3)
EUR	13,560,000	5.125		03/15/23	16,964,183
	$660,000	4.500		01/23/26	655,974
	1,250,000	6.875		08/04/26	1,372,500
	280,000	6.490	(c)	01/23/27	298,200
	3,520,000	6.490	(a)(c)	01/23/27	3,748,800
	1,080,000	6.500		03/13/27	1,144,233
	1,760,000	5.350		02/12/28	1,742,400
	365,000	6.750		09/21/47	368,194
	2,682,000	6.350		02/12/48	2,596,796
	4,093,000	7.690	(a)(c)	01/23/50	4,484,741
Unifin Financiera SAB de CV (BB/NR)(a)(c)
	510,000	7.375		02/12/26	512,550

					69,485,526

Netherlands – 1.9%
Bharti Airtel International Netherlands B.V. (BBB-/Ba1)
	540,000	5.350		05/20/24	573,919
Embraer Netherlands Finance B.V. (BBB/NR)
	330,000	5.400		02/01/27	371,869
Embraer Netherlands Finance B.V. (BBB/Ba1)
	654,000	5.050		06/15/25	716,539
Greenko Dutch B.V. (NR/Ba1)(c)
	690,000	4.875		07/24/22	693,019
	770,000	5.250	(a)	07/24/24	782,994
IHS Netherlands Holdco B.V. (B+/B2)(a)(c)
	490,000	7.125		03/18/25	510,825
	400,000	8.000		09/18/27	423,000
Lukoil International Finance B.V. (BBB/NR)
	1,090,000	4.750		11/02/26	1,204,450

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

December 31, 2019 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Netherlands – (continued)
Lukoil International Finance B.V. (BBB/Baa2)
	$1,450,000	4.563%		04/24/23	$ 1,541,531
Metinvest B.V. (B/NR)(a)(c)
	301,000	7.750		04/23/23	315,674
MV24 Capital B.V. (BB/NR)(a)
	1,518,532	6.748		06/01/34	1,604,662
NE Property B.V. (BBB/NR)(c)
EUR	980,000	1.750		11/23/24	1,117,129
NE Property B.V. (BBB/WR)
	247,000	3.750		02/26/21	287,796
Petrobras Global Finance B.V. (BB-/Ba2)
	$3,432,000	5.093	(a)	01/15/30	3,670,524
	2,150,000	6.900		03/19/49	2,523,562
Prosus NV (BBB-/Baa3)(c)
	460,000	5.500		07/21/25	510,025
Syngenta Finance NV (BBB-/Ba2)(a)(c)
	2,340,000	5.182		04/24/28	2,521,303
	7,910,000	5.676		04/24/48	8,237,948

					27,606,769

Pakistan – 0.3%
The Third Pakistan International Sukuk Co. Ltd. (NR/B3)
	2,130,000	5.500		10/13/21	2,172,600
The Third Pakistan International Sukuk Co. Ltd. (B-/B3)
	2,530,000	5.625		12/05/22	2,590,087

					4,762,687

Panama(a) – 0.0%
Autoridad del Canal de Panama (A/A1)
	380,000	4.950		07/29/35	441,394

Peru – 1.1%
ABY Transmision Sur SA (BBB/NR)(a)
	5,054,220	6.875		04/30/43	6,282,395
Banco de Credito del Peru (BBB+/NR)(a)(c)
	5,290,000	2.700		01/11/25	5,230,488
Corp. Lindley SA (BBB/NR)
	1,630,000	6.750	(a)	11/23/21	1,707,425
	3,560,000	6.750		11/23/21	3,729,100
	120,000	4.625	(a)	04/12/23	124,425

					17,073,833

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Qatar – 0.0%
QNB Finance Ltd. (A/Aa3)
$200,000	3.500%		03/28/24	$ 206,750

Singapore(c)(j) – 0.0%
Eterna Capital Pte Ltd. (CCC+p/Caa1)
371,990	8.000		12/11/22	204,594
Innovate Capital Pte Ltd. (NR/NR)
612,177	6.000		12/11/24	212,655

				417,249

South Africa – 0.2%
Eskom Holdings SOC Ltd. (BB/Baa3)(f)
1,470,000	6.350		08/10/28	1,577,494
Eskom Holdings SOC Ltd. (CCC+/Caa1)
520,000	6.750		08/06/23	529,100
800,000	7.125		02/11/25	817,000

				2,923,594

Turkey – 1.0%
Akbank T.A.S. (NR/Caa2)(c)(e) (5 Year USD Swap + 4.029%)
564,000	6.797		04/27/28	528,574
TC Ziraat Bankasi A/S (NR/B2)
500,000	5.125		05/03/22	497,969
770,000	5.125	(a)	09/29/23	754,119
Turkiye Vakiflar Bankasi TAO (NR/B2)
250,000	8.125		03/28/24	265,078
1,090,000	8.125	(a)	03/28/24	1,155,741
Yapi ve Kredi Bankasi A/S (NR/B2)
1,820,000	6.100		03/16/23	1,845,025
200,000	5.850		06/21/24	196,938
4,610,000	8.250	(a)	10/15/24	4,938,462
Yapi ve Kredi Bankasi A/S (NR/Caa3u)(c)(e) (5 Year USD Swap + 11.245%)
4,330,000	13.875		01/15/49	4,887,487

				15,069,393

United Arab Emirates – 2.0%
Abu Dhabi Crude Oil Pipeline LLC (AA/NR)(a)
14,990,000	4.600		11/02/47	17,313,450
Dolphin Energy Ltd. LLC (NR/A2)
2,580,000	5.500		12/15/21	2,725,931

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

December 31, 2019 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
United Arab Emirates – (continued)
DP World PLC (NR/Baa1)(h)
	$7,600,000	1.750%	06/19/24	$ 7,524,000
NBK Tier 1 Financing 2 Ltd. (NR/Baa3)(a)(c)(e) (6 Year USD Swap + 2.832%)
	2,480,000	4.500	11/27/49	2,470,700

				30,034,081

United Kingdom – 0.5%
European Bank for Reconstruction & Development (NR/NR)
UAH	160,000,000	16.950	04/03/20	6,716,742

United States – 1.4%
Brazil Loan Trust 1 (BB-/NR)(a)(f)
	$6,034,595	5.477	07/24/23	6,253,349
Reliance Holding USA, Inc. (BBB+/Baa2)
	7,020,000	5.400	02/14/22	7,436,812
SASOL Financing USA LLC (BBB-/Baa3)(c)
	6,720,000	5.875	03/27/24	7,280,700
The Bank of New York Mellon SA (NR/NR)(g)(i)
	520,000	9.625	05/02/21	—

				20,970,861

Venezuela(g) – 0.8%
Petroleos de Venezuela SA (NR/NR)
	138,210,000	6.000	10/28/22	7,256,025
Petroleos de Venezuela SA (CCC-/NR)
	2,180,000	5.500	04/12/37	168,950
Petroleos de Venezuela SA (D/NR)
	41,690,000	6.000	05/16/24	3,230,975
	3,387,934	6.000	11/15/26	262,565
	19,170,000	5.375	04/12/27	1,485,675

				12,404,190

TOTAL CORPORATE OBLIGATIONS (Cost $387,719,977)				$ 350,026,282

Principal Amount		Interest Rate	Maturity Date	Value

Structured Notes – 0.3%
United States – 0.3%
Ukraine Government Bond (Issuer Citigroup Global Holding, Inc.) (NR/NR)
UAH	70,010,000	14.640%	06/15/20	$ 2,934,175
	38,950,000	14.300	07/10/20	1,647,457

TOTAL STRUCTURED NOTES (Cost $4,181,268)				$ 4,581,632

Municipal Debt Obligations(c) – 0.4%
Puerto Rico – 0.4%
Puerto Rico Sales Tax Financing Corp. Sales Tax RB Series 2018 A-1 (NR/NR)
	$405,000	4.500	07/01/34	$ 432,164
	204,000	4.550	07/01/40	211,205
	1,504,000	4.750	07/01/53	1,570,206
	3,803,000	5.000	07/01/58	4,035,097

TOTAL MUNICIPAL DEBT OBLIGATIONS (Cost $5,722,522)				$ 6,248,672

Shares		Dividend Rate		Value

Investment Company(k) – 2.8%
Goldman Sachs Financial Square Government Fund - Institutional Shares
	41,770,100	1.638%		$ 41,770,100
(Cost $41,770,100)

TOTAL INVESTMENTS – 90.4% (Cost $1,372,010,061)				$1,351,790,510

OTHER ASSETS IN EXCESS OF LIABILITIES – 9.6%				144,354,158

NET ASSETS – 100.0%				$1,496,144,668

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(b)	Coupon changes periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect on December 31, 2019.

(c)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(d)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(e)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on December 31, 2019.

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

December 31, 2019 (Unaudited)

(f)	Guaranteed by a foreign government until maturity. Total market value of these securities amounts to $12,595,487, which represents approximately 0.8% of the Fund’s net assets as of December 31, 2019.

(g)	Security is currently in default and/or non-income producing.

(h)	Security with “Put” features and resetting interest rates. Maturity dates disclosed are the puttable dates. Interest rate disclosed is that which is in effect on December 31, 2019.

(i)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e., Level 3.

(j)	Pay-in-kind securities.

(k)	Represents an affiliated fund.

Currency Abbreviations:
AUD	— Australian Dollar
BRL	— Brazilian Real
CAD	— Canadian Dollar
CHF	— Swiss Franc
CLP	— Chilean Peso
CNH	— Chinese Yuan Renminbi Offshore
COP	— Colombian Peso
CZK	— Czech Koruna
DOP	— Dominican Peso
EUR	— Euro
GBP	— British Pound
HKD	— Hong Kong Dollar
HUF	— Hungarian Forint
IDR	— Indonesian Rupiah
ILS	— Israeli Shekel
INR	— Indian Rupee
JPY	— Japanese Yen
KRW	— South Korean Won
MXN	— Mexican Peso
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PLN	— Polish Zloty
RUB	— Russian Ruble
SEK	— Swedish Krona
SGD	— Singapore Dollar
TRY	— Turkish Lira
TWD	— Taiwan Dollar
UAH	— Ukraine Hryvna
USD	— U.S. Dollar
ZAR	— South African Rand

Investment Abbreviations:
CMT	— Constant Maturity Treasury Indexes
EURO	— Euro Offered Rate
KWCDC	— South Korean Won Certificate of Deposit
LIBOR	— London Interbank Offered Rate
LLC	— Limited Liability Company
MTN	— Medium Term Note
NR	— Not Rated
PLC	— Public Limited Company
RB	— Revenue Bond
TIIE	— La Tasa de Interbank Equilibrium Interest Rate

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

December 31, 2019 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At December 31, 2019, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

MS & Co. Int. PLC	AUD	3,605,882	EUR	2,246,949	03/18/20	$2,528
	AUD	22,304,949	USD	15,418,139	03/18/20	264,777
	BRL	188,932,450	USD	45,995,763	01/03/20	964,813
	BRL	51,472,013	USD	12,654,239	02/04/20	127,679
	CAD	3,254,158	CHF	2,409,704	03/18/20	2,879
	CAD	9,819,027	EUR	6,688,245	03/18/20	24,449
	CAD	29,380,023	USD	22,373,384	03/18/20	258,074
	CHF	12,663,445	EUR	11,587,914	03/18/20	95,760
	CHF	9,937,149	GBP	7,756,381	03/18/20	28,909
	CHF	2,427,022	JPY	270,775,521	03/18/20	18,592
	CHF	4,805,990	USD	4,918,626	03/18/20	75,035
	CNH	217,916,228	USD	31,039,494	03/18/20	208,667
	COP	30,206,670,370	USD	9,015,725	02/04/20	161,610
	CZK	911,483,522	USD	39,723,720	03/18/20	490,627
	EUR	949,136	CAD	1,387,950	03/18/20	751
	EUR	2,202,870	HUF	726,695,927	03/18/20	10,582
	EUR	4,124,000	USD	4,576,068	02/20/20	64,336
	EUR	49,870,250	USD	55,766,599	03/18/20	448,389
	GBP	1,855,532	USD	2,455,166	03/18/20	7,978
	HUF	381,884,541	EUR	1,149,978	03/18/20	3,060
	HUF	6,402,925,921	USD	21,547,790	03/18/20	237,852
	IDR	16,379,185,497	USD	1,168,273	01/21/20	13,884
	ILS	22,964,890	USD	6,615,256	03/18/20	63,342
	INR	492,945,257	USD	6,871,852	01/21/20	36,160
	INR	2,293,172,650	USD	31,828,014	02/03/20	268,573
	JPY	269,163,684	USD	2,474,493	03/18/20	13,811
	KRW	28,318,309,946	USD	23,935,317	02/25/20	589,867
	MXN	1,001,325,005	USD	51,021,034	03/18/20	1,324,936
	NOK	249,953,883	EUR	24,547,126	03/18/20	807,209
	NOK	248,091,243	USD	27,145,690	03/18/20	1,119,440
	NZD	3,759,546	CAD	3,267,910	03/18/20	16,524
	NZD	21,074,258	USD	13,946,253	03/18/20	257,034
	PLN	198,712,634	USD	51,486,275	03/18/20	900,738
	RUB	3,099,694,805	USD	48,360,712	01/27/20	1,408,699
	SEK	23,286,931	USD	2,455,769	03/18/20	39,861
	SGD	20,108,014	USD	14,843,947	03/18/20	118,374
	USD	1,181,167	BRL	4,749,474	02/04/20	1,742
	USD	6,959,645	CLP	5,213,273,634	01/21/20	24,548
	USD	2,484,367	COP	8,153,171,597	02/04/20	7,286
	USD	22,270,241	INR	1,585,031,492	01/21/20	58,002
	USD	1,613,926	KRW	1,862,954,493	02/25/20	507
	USD	2,491,907	MXN	47,491,449	03/18/20	9,210
	USD	11,053,768	TRY	66,419,594	03/18/20	106,871
	ZAR	52,376,345	USD	3,500,838	01/29/20	223,893
	ZAR	57,152,397	USD	3,989,027	03/18/20	49,601

TOTAL						$10,957,459

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

December 31, 2019 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

MS & Co. Int. PLC	AUD	3,584,420	CAD	3,281,866	03/18/20	$(7,770)
	CAD	3,254,175	NOK	22,296,585	03/18/20	(33,565)
	CNH	34,412,440	USD	4,937,797	03/18/20	(3,215)
	EUR	12,175,649	CZK	312,001,101	03/18/20	(40,689)
	EUR	6,713,407	GBP	5,727,098	03/18/20	(34,972)
	EUR	8,883,551	NOK	90,215,413	03/18/20	(264,517)
	EUR	4,444,804	PLN	19,063,453	03/18/20	(15,442)
	GBP	1,881,033	CAD	3,310,900	03/18/20	(53,394)
	GBP	1,873,595	CHF	2,469,043	03/18/20	(78,336)
	GBP	3,724,774	EUR	4,438,196	03/18/20	(58,358)
	GBP	3,786,315	USD	5,118,437	03/18/20	(92,256)
	HUF	1,462,897,748	EUR	4,423,301	03/18/20	(8,617)
	INR	341,049,596	USD	4,800,243	01/21/20	(20,859)
	JPY	268,049,717	AUD	3,586,343	03/18/20	(43,601)
	JPY	266,960,185	EUR	2,218,510	03/18/20	(32,826)
	JPY	2,555,595,654	USD	23,669,337	03/18/20	(43,944)
	SEK	112,593,155	EUR	10,746,805	03/18/20	(47,604)
	SEK	46,334,688	NOK	45,038,320	03/18/20	(165,604)
	TRY	153,814,463	USD	25,995,346	03/18/20	(644,529)
	USD	15,442,069	AUD	22,459,910	03/18/20	(349,804)
	USD	46,356,990	BRL	188,932,450	01/03/20	(603,583)
	USD	9,949,020	BRL	40,406,290	02/04/20	(84,974)
	USD	45,892,978	CAD	60,754,036	03/18/20	(905,910)
	USD	82,227,973	CHF	80,726,879	03/18/20	(1,651,254)
	USD	2,477,486	CLP	1,889,583,268	01/21/20	(36,183)
	USD	39,244,340	CNH	277,107,175	03/18/20	(491,522)
	USD	12,403,457	COP	42,967,257,920	02/04/20	(650,776)
	USD	183,203,247	EUR	165,398,138	02/20/20	(2,905,902)
	USD	24,044,109	EUR	21,462,730	03/18/20	(149,214)
	USD	14,359,628	GBP	10,953,417	03/18/20	(180,591)
	USD	2,454,850	HUF	729,147,047	03/18/20	(26,038)
	USD	46,234,744	ILS	159,714,118	03/18/20	(212,951)
	USD	11,046,236	INR	789,491,666	01/21/20	(17,504)
	USD	14,850,772	KRW	17,297,840,311	02/25/20	(130,090)
	USD	5,233,478	MXN	101,136,955	01/30/20	(90,221)
	USD	18,440,683	MXN	364,884,567	02/14/20	(728,765)
	USD	712,828	MXN	13,850,969	02/27/20	(13,523)
	USD	9,278,396	MXN	180,423,600	03/05/20	(172,031)
	USD	6,742,659	MXN	131,213,840	03/12/20	(122,962)
	USD	14,256,313	MXN	276,577,221	03/18/20	(202,233)
	USD	33,967,166	NZD	51,715,556	03/18/20	(887,248)
	USD	13,065,799	PLN	50,196,537	01/16/20	(165,621)
	USD	11,085,678	RUB	706,427,551	01/27/20	(256,886)
	USD	43,439,096	SEK	411,506,512	03/18/20	(661,524)
	USD	16,533,448	SGD	22,609,821	03/18/20	(290,462)
	USD	2,489,470	TRY	15,116,562	03/18/20	(1,955)
	USD	24,420,827	TWD	737,187,414	02/24/20	(327,054)
	USD	12,134,166	ZAR	179,532,285	03/18/20	(552,337)

TOTAL						$(14,559,216)

FUTURES CONTRACTS — At December 31, 2019, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
Ultra Long U.S. Treasury Bonds	574	03/20/20	$104,270,687	$(2,460,451)
Ultra 10 Year U.S. Treasury Notes	604	03/20/20	84,984,688	(1,101,306)
2 Year U.S. Treasury Notes	142	03/31/20	30,601,000	37,104
5 Year U.S. Treasury Notes	1,337	03/31/20	158,580,734	(519,147)
10 Year U.S. Treasury Notes	193	03/20/20	24,785,422	18,398
20 Year U.S. Treasury Bonds	376	03/20/20	58,620,750	(1,302,118)

Total				$(5,327,520)

Short position contracts:
Eurodollars	$(2)	12/14/20	$(491,900)	$(2,397)

TOTAL FUTURES CONTRACTS				$(5,329,917)

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

December 31, 2019 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

SWAP CONTRACTS — At December 31, 2019, the Fund had the following swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)			Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

1M BID Avg(a)	7.250%	01/02/20	BRL	1		$4	$—	$4
8.360(a)	Mexico IB TIIE 28D	03/18/20	MXN	3,109,400		(326,147)	(1,495,046)	1,168,899
10.300(a)	1M BID Avg	01/03/22	BRL	50		(1,628)	(64)	(1,564)
1M BID Avg(a)	5.440	01/03/22		128,670		138,156	17,512	120,644
Mexico IB TIIE 28D(a)	6.600	03/16/22	MXN	1,025,360	(b)	53,503	(17,798)	71,301
3M KWCDC(c)	1.500	03/18/22	KRW	228,426,640		758,710	684,308	74,402
1.500(c)	3M LIBOR(d)	03/18/22		$49,650	(b)	158,274	70,573	87,701
1M BID Avg(e)	5.750	01/02/23	BRL	97,225		35,592	(6,851)	42,443
1M BID Avg(a)	6.660	01/02/23		11,448		77,696	21,892	55,804
0.250(d)	6M EURO(f)	03/18/23	EUR	21,570	(b)	22,245	(21,260)	43,505
0.000(d)	6M EURO(f)	03/18/24		8,840	(b)	(62,713)	(91,753)	29,040
6.260(a)	1M BID Average	01/02/25	BRL	66,125		(4,619)	8,997	(13,616)
0.000(d)	6M EURO(f)	03/18/25	EUR	23,450	(b)	(122,266)	(237,554)	115,288
0.250(d)	6M EURO(f)	03/18/27		32,660	(b)	(552,700)	(798,251)	245,551
0.500(d)	6M EURO(f)	03/18/30		20,000	(b)	(611,872)	(820,419)	208,547
0.750(d)	6M EURO(f)	03/18/40		2,950	(b)	(91,147)	(165,996)	74,849
1.000(d)	6M EURO(f)	03/18/50		1,670	(b)	(195,741)	(255,546)	59,805

TOTAL						$(724,653)	$(3,107,256)	$2,382,603

(a)	Payments made monthly.
(b)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to December 31, 2019.
(c)	Payments made quarterly.
(d)	Payments made semi-annually.
(e)	Payments made at termination date.
(f)	Payments made annually.

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

December 31, 2019 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER THE COUNTER CREDIT DEFAULT SWAP CONTRACTS

Reference Obligation/Index	Financing Rate Paid by the Fund(a)	Credit Spread at December 31, 2019(b)	Counterparty	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Purchased:
People’s Republic of China, 7.500%, 10/28/27	(1.000)%	0.057%	Barclays Bank PLC	06/20/21	$1,370	$(19,420)	$3,682	$(23,102)
People’s Republic of China, 7.500%, 10/28/27	(1.000)	0.057	Barclays Bank PLC	06/20/21	5,660	(80,233)	7,548	(87,781)
People’s Republic of China, 7.500%, 10/28/27	(1.000)	0.078	Barclays Bank PLC	12/20/21	17,730	(326,232)	(12,402)	(313,830)
People’s Republic of China, 7.500%, 10/28/27	(1.000)	0.110	Barclays Bank PLC	06/20/22	18,480	(407,958)	(85,514)	(322,444)
People’s Republic of China, 7.500%, 10/28/27	(1.000)	0.132	Barclays Bank PLC	12/20/22	10,860	(279,464)	(132,930)	(146,534)
People’s Republic of China, 7.500%, 10/28/27	(1.000)	0.037	BofA Securities LLC	12/20/20	9,500	(92,349)	16,279	(108,628)
People’s Republic of China, 7.500%, 10/28/27	(1.000)	0.057	BofA Securities LLC	06/20/21	12,670	(179,601)	40,573	(220,174)
People’s Republic of China, 7.500%, 10/28/27	(1.000)	0.037	Citibank NA	12/20/20	20,690	(201,126)	42,042	(243,168)
People’s Republic of China, 7.500%, 10/28/27	(1.000)	0.057	Citibank NA	06/20/21	51,990	(736,976)	113,066	(850,042)
People’s Republic of China, 7.500%, 10/28/27	(1.000)	0.110	Citibank NA	06/20/22	9,400	(207,511)	(70,088)	(137,422)
People’s Republic of China, 7.500%, 10/28/27	(1.000)	0.037	Deutsche Bank AG (London)	12/20/20	5,280	(51,327)	9,405	(60,732)
People’s Republic of China, 7.500%, 10/28/27	(1.000)	0.057	Deutsche Bank AG (London)	06/20/21	28,030	(397,335)	32,000	(429,335)
People’s Republic of China, 7.500%, 10/28/27	(1.000)	0.078	Deutsche Bank AG (London)	12/20/21	15,570	(286,487)	22,837	(309,324)
People’s Republic of China, 7.500%, 10/28/27	(1.000)	0.037	JPMorgan Securities, Inc.	12/20/20	18,200	(176,920)	26,045	(202,965)
People’s Republic of China, 7.500%, 10/28/27	(1.000)	0.057	JPMorgan Securities, Inc.	06/20/21	21,650	(306,896)	22,407	(329,303)
People’s Republic of China, 7.500%, 10/28/27	(1.000)	0.078	JPMorgan Securities, Inc.	12/20/21	1,650	(30,360)	2,444	(32,804)
People’s Republic of China, 7.500%, 10/28/27	(1.000)	0.110	JPMorgan Securities, Inc.	06/20/22	14,680	(324,060)	(107,890)	(216,170)
People’s Republic of China, 7.500%, 10/28/27	(1.000)	0.132	JPMorgan Securities, Inc.	12/20/22	3,650	(93,927)	(49,660)	(44,267)
People’s Republic of China, 7.500%, 10/28/27	(1.000)	0.057	UBS AG (London)	06/20/21	18,520	(262,526	25,099	(287,625)

TOTAL						$(4,460,707)	$(95,057)	$(4,365,650)

Protection Sold:
Republic of Chile, 3.875%, 08/05/20	1.000	0.132	Citibank NA	12/20/20	11,510	101,184	(30,452)	131,636
Republic of Colombia, 10.375%, 01/28/33	1.000	0.381	Citibank NA	12/20/22	3,940	72,408	—	72,408
Ukraine Government, 7.375%, 09/25/32	5.000	3.523	Deutsche Bank AG (London)	12/20/23	3,820	209,699	(266,599)	476,298
Republic of Colombia, 10.375%, 01/28/33	1.000	0.381	JPMorgan Securities, Inc.	12/20/22	3,600	66,160	988	65,172

TOTAL						$449,451	$(296,063)	$745,514

TOTAL						$(4,011,256)	$(391,120)	$(3,620,136)

(a)	Payments made quarterly.
(b)	Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

December 31, 2019 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS

Referenced Obligation/Index	Financing Rate Received/(Paid) by the Fund(a)	Credit Spread at December 31, 2019(b)	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Purchased:
Republic of South Africa, 5.500%, 03/09/20	(1.000)%	1.328%	12/20/23	$6,310	$76,400	$179,821	$(103,421)
Republic of South Africa, 5.500%, 03/09/20	(1.000)	1.604	12/20/24	6,090	169,167	227,027	(57,860)
Protection Sold:
Petroleo Brasileiro SA, 5.375, 01/27/21	1.000	0.228	03/20/20	3,410	6,959	3,779	3,180
Federative Republic of Brazil, 4.250%, 01/07/25	1.000	0.314	06/20/20	2,970	10,651	7,148	3,503
Republic of Colombia, 10.375%, 01/28/33	1.000	0.460	06/20/23	2,770	51,536	(9,122)	60,658
Republic of the Philippines, 10.625%, 03/16/25	1.000	0.256	12/20/23	9,460	275,329	10,666	264,663
Republic of Colombia, 10.375%, 01/28/33	1.000	0.519	12/20/23	53,990	1,016,633	(561,551)	1,578,184
State of Qatar, 9.750%, 06/15/30	1.000	0.312	06/20/24	8,010	241,570	155,813	85,757
Republic of Peru, 8.750%, 11/21/33	1.000	0.367	06/20/24	16,310	452,237	267,547	184,690
Republic of Chile, 3.875%, 08/05/20	1.000	0.371	06/20/24	2,020	55,675	55,283	392
Kingdom of Saudi Arabia, 2.375%, 10/26/21	1.000	0.505	06/20/24	43,620	946,786	316,786	630,000
Republic of Indonesia, 5.875%, 03/13/20	1.000	0.563	06/20/24	15,940	305,039	49,308	255,731
Republic of Colombia, 10.375%, 01/28/33	1.000	0.632	06/20/24	9,400	152,033	(4,027)	156,060
United Mexican States, 4.150%, 03/28/27	1.000	0.685	06/20/24	11,760	163,081	(142,481)	305,562
Federative Republic of Brazil, 4.250%, 01/07/25	1.000	0.883	06/20/24	8,940	47,864	(146,215)	194,079
State of Qatar, 9.750%, 06/15/30	1.000	0.367	12/20/24	12,490	383,356	308,592	74,764
Republic of Chile, 3.875%, 08/05/20	1.000	0.420	12/20/24	12,630	354,635	316,576	38,059
Republic of Peru, 8.750%, 11/21/33	1.000	0.424	12/20/24	9,030	251,718	190,217	61,501
Russian Federation, 7.500%, 03/31/30	1.000	0.550	12/20/24	15,000	327,131	(17,708)	344,839
Kingdom of Saudi Arabia, 2.375%, 10/26/21	1.000	0.575	12/20/24	9,810	202,147	142,108	60,039
Republic of Indonesia, 5.875%, 03/13/20	1.000	0.623	12/20/24	6,360	115,823	7,338	108,485
Federative Republic of Brazil, 4.250%, 01/07/25	1.000	0.989	12/20/24	12,540	10,584	(104,572)	115,156
CDX.NA.EM Index 32	1.000	1.741	12/20/24	75,350	(2,521,958)	(3,116,483)	594,525

TOTAL					$3,094,396	$(1,864,150)	$4,958,546

(a)	Payments made quarterly.
(b)	Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

Abbreviations:
1M BID Avg	— 1 month Brazilian Interbank Deposit Average
BofA Securities LLC	— Bank of America Securities LLC
MS & Co. Int. PLC	— Morgan Stanley & Co. International PLC
Mexico IB TIIE 28D	— Mexico Interbank TIIE 28 Days

GOLDMAN SACHS HIGH YIELD FUND

Schedule of Investments

December 31, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Bank Loans(a) – 3.1%
Aerospace & Defense(b)(c) – 0.1%
TransDigm, Inc. (B+/Ba3) (1M LIBOR + 2.500%)
$3,391,349	4.299%	08/22/24	$ 3,399,352

Automotive(c) – 0.3%
Adient US LLC (BB-/Ba2) (3M LIBOR + 4.250%)
2,547,200	6.195	05/06/24	2,559,299
Navistar International Corp. (BB-/Ba2) (1M LIBOR + 3.500%)
1,935,227	5.240	11/06/24	1,927,158
Panther BF Aggregator 2 LP (B+/Ba3) (1M LIBOR + 3.500%)
2,892,750	5.305	04/30/26	2,898,188

			7,384,645

Commercial Services(c) – 0.2%
Prime Security Services Borrower LLC (BB-/Ba3) (1M LIBOR + 3.250%)
3,441,375	4.944	09/23/26	3,448,258

Gaming(c) – 0.3%
MGM Growth Properties Operating Partnership LP (BB+/Ba3) (1M LIBOR + 2.000%)
2,471,845	3.799	03/21/25	2,480,076
Mohegan Tribal Gaming Authority (B-/B1) (1M LIBOR + 4.000%)
4,650,771	5.799	10/13/23	4,474,692

			6,954,768

Health Care - Services(c) – 0.1%
Team Health Holdings, Inc. (B-/B2) (1M LIBOR + 2.750%)
4,021,884	4.549	02/06/24	3,243,891

Insurance(c) – 0.2%
Alliant Holdings Intermediate LLC (B/B2) (1M LIBOR + 3.000%)
2,294,177	4.799	05/09/25	2,292,892
HUB International Ltd. (B/B2) (3M LIBOR + 2.750%)
2,319,114	4.690	04/25/25	2,316,053

			4,608,945

Media - Cable(c) – 0.2%
Altice France SA (B/B2) (1M LIBOR + 3.688%)
3,890,452	5.427	01/31/26	3,890,452

Media - Non Cable(c) – 0.1%
WMG Acquisition Corp. (BB-/Ba3) (1M LIBOR + 2.125%)
2,400,000	3.924	11/01/23	2,411,040

Principal Amount	Interest Rate	Maturity Date	Value

Bank Loans (a) – (continued)
Packaging(c) – 0.2%
Charter NEX US, Inc. (B/B2) (1M LIBOR + 3.000%)
$3,835,660	4.799%	05/16/24	$ 3,816,482

Restaurants(b) – 0.1%
CEC Entertainment, Inc. (B-/B2) (1M LIBOR + 6.500%)
2,369,063	8.299	08/30/26	2,269,230

Retailers(c) – 0.2%
Staples, Inc. (B+/B1) (1M LIBOR + 5.000%)
5,746,125	6.691	04/16/26	5,640,569

Services Cyclical - Business Services(c) – 0.2%
Travelport Finance (Luxembourg) S.a.r.l. (B+/B2) (3M LIBOR + 5.000%)
4,413,938	6.945	05/29/26	4,113,790

Technology - Software/Services(c) – 0.7%
Cerence, Inc. (B/B2)(d) (1M LIBOR + 6.000%)
2,275,000	7.691	10/01/24	2,155,563
Mitchell International, Inc. (B-/B2) (1M LIBOR + 3.250%)
2,824,551	5.049	11/29/24	2,796,757
The Dun & Bradstreet Corp. (B-/B2) (1M LIBOR + 5.000%)
4,700,000	6.792	02/06/26	4,737,224
TriTech Software Systems (B/B3) (1M LIBOR + 3.750%)
3,415,500	5.549	08/29/25	3,241,070
Vertafore, Inc. (B-/B2) (1M LIBOR + 3.250%)
3,836,250	5.049	07/02/25	3,787,415

			16,718,029

Telecommunication Services(c) – 0.1%
CenturyLink, Inc. (BBB-/Ba3) (1M LIBOR + 2.750%)
2,232,911	4.549	01/31/25	2,240,727

Total Wirelines Telecommunications(b) – 0.1%
SBA Senior Finance II LLC (BB+/Ba3) (1M LIBOR + 1.750%)
2,244,304	3.550	04/11/25	2,250,857

TOTAL BANK LOANS (Cost $72,785,774)			$ 72,391,035

Corporate Obligations – 93.1%
Advertising(e) – 0.4%
National CineMedia LLC (B-/B3)
$3,250,000	5.750%	08/15/26	$ 3,180,937
Outfront Media Capital LLC/Outfront Media Capital Corp. (BB-/B1)(f)
1,160,000	5.000	08/15/27	1,215,100
500,000	4.625	03/15/30	509,375

GOLDMAN SACHS HIGH YIELD FUND

Schedule of Investments (continued)

December 31, 2019 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Advertising(e) – (continued)
Terrier Media Buyer, Inc. (CCC+/Caa1)(f)
$4,100,000	8.875%		12/15/27	$ 4,335,750

				9,241,162

Aerospace & Defense – 2.4%
Arconic, Inc. (BBB-/Ba2)
2,155,000	6.150		08/15/20	2,202,001
2,155,000	5.400	(e)	04/15/21	2,219,801
Bombardier, Inc. (B-/Caa1)(f)
3,035,000	5.750		03/15/22	3,133,637
2,350,000	6.000	(e)	10/15/22	2,355,875
4,330,000	6.125		01/15/23	4,427,425
225,000	7.500	(e)	12/01/24	236,250
10,150,000	7.500	(e)	03/15/25	10,454,500
5,525,000	7.875	(e)	04/15/27	5,676,937
SSL Robotics LLC (B/B2)(e)(f)
220,000	9.750		12/31/23	239,250
TransDigm UK Holdings PLC (B-/B3)(e)
220,000	6.875		05/15/26	234,300
TransDigm, Inc. (B-/B3)(e)
6,885,000	6.500		05/15/25	7,169,006
3,580,000	6.375		06/15/26	3,790,325
215,000	7.500		03/15/27	234,888
12,160,000	5.500	(f)	11/15/27	12,312,000
Triumph Group, Inc. (CCC/Caa2)(e)
225,000	7.750		08/15/25	234,563

				54,920,758

Automotive – 2.2%
Adient Global Holdings Ltd. (B/B3)(e)(f)
260,000	4.875		08/15/26	232,050
Adient US LLC (BB-/Ba2)(e)(f)
4,560,000	7.000		05/15/26	4,970,400
American Axle & Manufacturing, Inc. (B/B2)(e)
7,140,000	6.250		04/01/25	7,434,525
230,000	6.250		03/15/26	235,750
230,000	6.500		04/01/27	238,625

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Automotive – (continued)
CB Lear Corp. (NR/NR)(d)(e)(g)
	$6,750,000	8.500%		12/01/13	$ —
Cooper-Standard Automotive, Inc. (B-/B2)(e)(f)
	350,000	5.625		11/15/26	330,750
Dana Financing Luxembourg S.a.r.l. (BB-/B2)(e)(f)
	2,440,000	5.750		04/15/25	2,555,900
Dana, Inc. (BB-/B2)(e)
	3,740,000	5.375		11/15/27	3,847,525
Delphi Technologies PLC (BB-/B1)(f)
	3,730,000	5.000		10/01/25	3,459,575
General Motors Liquidation Co. (NR/NR)(d)(g)
	2,000,000	7.700		04/15/16	—
	7,125,000	7.125		07/15/13	—
	1,000,000	8.800	(h)	03/01/21	—
	14,500,000	8.375		07/15/33	—
IHO Verwaltungs GmbH (BB+/Ba1)(e)(f)(i)
(PIK 5.500%, Cash 4.750%)
	2,695,000	4.750		09/15/26	2,728,687
(PIK 6.750%, Cash 6.000%)
	900,000	6.000		05/15/27	940,500
Jaguar Land Rover Automotive PLC (B+/B1)(e)(f)
EUR	1,700,000	5.875		11/15/24	1,988,295
	1,700,000	6.875		11/15/26	2,003,436
	$270,000	4.500		10/01/27	237,263
Navistar International Corp. (B-/B3)(e)(f)
	230,000	6.625		11/01/25	235,750
NewPage Corp. (NR/NR)(d)(g)
	10,050,000	1.000		12/31/49	—
Panther BF Aggregator 2 LP/Panther Finance Co., Inc. (B/B3)(e)(f)
	8,200,000	8.500		05/15/27	8,692,000
Tenneco, Inc. (BB-/B3)(e)
	2,500,000	5.000		07/15/26	2,300,000
Tesla, Inc. (B-/Caa1)(e)(f)
	8,295,000	5.300		08/15/25	8,046,150

					50,477,181

Banks – 1.4%
Barclays PLC (B+/Ba3)(c)(e) (5 Year CMT + 5.672%)
	5,350,000	8.000		12/31/99	5,923,937

GOLDMAN SACHS HIGH YIELD FUND

Schedule of Investments (continued)

December 31, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
CIT Group, Inc. (BB/Ba1)
$35,000	6.125%	03/09/28	$ 41,344
CIT Group, Inc. (BB+/Ba1)
1,630,000	5.000	08/15/22	1,731,875
Citigroup, Inc. (BB+/Ba1)(c)(e) (3M USD LIBOR + 3.423%)
6,125,000	6.300	12/29/49	6,660,937
Deutsche Bank AG (BB+/Ba2)(c)(e) (5 Year USD ICE Swap + 2.553%)
5,150,000	4.875	12/01/32	4,795,938
Freedom Mortgage Corp. (B-/B2)(e)(f)
240,000	8.125	11/15/24	236,100
245,000	8.250	04/15/25	240,406
Intesa Sanpaolo SpA (BB+/Ba1)(f)
2,350,000	5.017	06/26/24	2,452,813
4,125,000	5.710	01/15/26	4,455,000
Royal Bank of Scotland Group PLC (BB-/Ba2)(c)(e) (3M USD LIBOR + 2.320%)
2,300,000	4.265	12/31/49	2,237,005
UBS Group AG (BB/Ba1u)(c)(e)(f) (5 Year USD Swap + 4.344%)
4,000,000	7.000	12/31/99	4,342,640

			33,117,995

Building Materials(e)(f) – 1.7%
American Woodmark Corp. (BB/Ba3)
3,170,000	4.875	03/15/26	3,249,250
BMC East LLC (BB/B1)
4,225,000	5.500	10/01/24	4,383,437
Builders FirstSource, Inc. (BB-/B2)
6,025,000	6.750	06/01/27	6,604,906
Cornerstone Building Brands, Inc. (B-/Caa1)
6,465,000	8.000	04/15/26	6,739,762
JELD-WEN, Inc. (BB-/B1)
3,730,000	4.625	12/15/25	3,823,250
4,220,000	4.875	12/15/27	4,314,950
Masonite International Corp. (BB+/Ba3)
2,675,000	5.375	02/01/28	2,828,813
Standard Industries, Inc. (BBB-/Ba2)
4,160,000	5.375	11/15/24	4,274,400
1,290,000	5.000	02/15/27	1,345,638

Principal Amount		Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Building Materials(e)(f) – (continued)
Summit Materials LLC/Summit Materials Finance Corp. (BB/B3)
	$2,580,000	6.500%	03/15/27	$ 2,783,175

				40,347,581

Capital Goods(d)(f)(g)(i) – 0.0%
LyondellBasell Industries NV (NR/NR) (PIK 8.375%, Cash 7.625%)
EUR	2,250,000	1.000	08/15/15	—

Chemicals – 3.5%
Atotech Alpha 2 B.V. (CCC+/Caa1)(e)(f)(i) (PIK 9.500%, Cash 8.750%)
	$3,575,000	8.750	06/01/23	3,646,500
Axalta Coating Systems LLC (BB-/B1)(e)(f)
	3,300,000	4.875	08/15/24	3,419,625
Cornerstone Chemical Co. (B/B2)(e)(f)
	4,060,000	6.750	08/15/24	3,765,650
Hexion, Inc. (B-/B3)(e)(f)
	5,750,000	7.875	07/15/27	5,994,375
Ingevity Corp. (NR/Ba3)(e)(f)
	3,295,000	4.500	02/01/26	3,336,188
Kraton Polymers LLC/Kraton Polymers Capital Corp. (B+/B3)(e)(f)
	2,245,000	7.000	04/15/25	2,312,350
Nell AF S.a.r.l. (NR/NR)(d)(g)
	10,625,000	8.375	12/30/49	—
OCI NV (BB/Ba3)(e)(f)
	1,500,000	5.250	11/01/24	1,556,250
Olin Corp. (BB+/Ba1)(e)
	1,650,000	5.000	02/01/30	1,668,563
PQ Corp. (B/B3)(e)(f)
	5,475,000	5.750	12/15/25	5,762,437
PQ Corp. (BB-/B1)(e)(f)
	3,790,000	6.750	11/15/22	3,922,650
SPCM SA (BB+/Ba2)(e)(f)
	5,150,000	4.875	09/15/25	5,349,562
Starfruit Finco B.V./Starfruit US Holdco LLC (B-/Caa1)(e)(f)
	5,365,000	8.000	10/01/26	5,660,075
The Chemours Co. (B+/Ba3)(e)
	4,225,000	6.625	05/15/23	4,230,281
	2,795,000	7.000	05/15/25	2,801,988
	270,000	5.375	05/15/27	238,613
Tronox Finance PLC (B/B3)(e)(f)
	2,685,000	5.750	10/01/25	2,725,275

GOLDMAN SACHS HIGH YIELD FUND

Schedule of Investments (continued)

December 31, 2019 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Chemicals – (continued)
Tronox, Inc. (B/B3)(e)(f)
	$230,000	6.500%		04/15/26	$ 236,325
Valvoline, Inc. (BB/Ba3)(e)
	3,415,000	5.500		07/15/24	3,551,600
	4,055,000	4.375		08/15/25	4,166,512
Venator Finance S.a.r.l./Venator Materials LLC (BB-/B2)(e)(f)
	890,000	5.750		07/15/25	821,025
WR Grace & Co-Conn (BB-/Ba3)(f)
	2,595,000	5.125		10/01/21	2,698,800
	11,940,000	5.625		10/01/24	13,193,700

					81,058,344

Commercial Services – 3.3%
Algeco Global Finance PLC (B-/B2)(e)(f)
	2,375,000	8.000		02/15/23	2,306,719
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. (BB/B1)(e)
	270,000	5.500		04/01/23	274,050
	2,235,000	6.375	(f)	04/01/24	2,318,813
Graham Holdings Co. (BB+/Ba1)(e)(f)
	3,350,000	5.750		06/01/26	3,576,125
Herc Holdings, Inc. (B+/B3)(e)(f)
	5,540,000	5.500		07/15/27	5,830,850
MPH Acquisition Holdings LLC (B-/Caa1)(e)(f)
	8,435,000	7.125		06/01/24	8,181,950
Nielsen Finance LLC/Nielsen Finance Co. (BB/B1)(e)(f)
	4,195,000	5.000		04/15/22	4,215,975
Prime Security Services Borrower LLC/Prime Finance, Inc. (B-/B3)(e)(f)
	2,255,000	9.250		05/15/23	2,356,475
Prime Security Services Borrower LLC/Prime Finance, Inc. (BB-/Ba3)(f)
	6,575,000	5.250		04/15/24	6,953,062
Refinitiv US Holdings, Inc. (B-/Caa2)(e)(f)
	8,939,000	8.250		11/15/26	10,067,549
Sisal Pay SpA (BB-/B2)(c)(e)(f)(3M Euribor + 3.875%)
EUR	725,000	3.875		12/17/26	818,998
Team Health Holdings, Inc. (CCC/Caa2)(e)(f)(j)
	$5,410,000	6.375		02/01/25	3,624,700
The Hertz Corp. (B-/B3)(e)(f)
	230,000	5.500		10/15/24	236,325
	220,000	7.125		08/01/26	238,150
	9,750,000	6.000		01/15/28	9,750,000

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Commercial Services – (continued)
The Hertz Corp. (BB-/B1)(e)(f)
$815,000	7.625%	06/01/22	$ 847,600
The Nielsen Co. Luxembourg S.a.r.l. (BB/B1)(e)(f)
4,550,000	5.000	02/01/25	4,686,500
United Rentals North America, Inc. (BB-/Ba3)(e)
4,670,000	6.500	12/15/26	5,125,325
2,985,000	4.875	01/15/28	3,100,669
Verscend Escrow Corp. (CCC+/Caa2)(e)(f)
2,145,000	9.750	08/15/26	2,332,687

			76,842,522

Computers(e)(f) – 1.0%
Banff Merger Sub, Inc. (CCC/Caa2)
5,640,000	9.750	09/01/26	5,724,600
Dell International LLC/EMC Corp. (BB/Ba2)
3,261,000	5.875	06/15/21	3,309,915
13,960,000	7.125	06/15/24	14,745,250
MTS Systems Corp. (B+/B3)
600,000	5.750	08/15/27	628,500

			24,408,265

Distribution & Wholesale(e) – 1.5%
American Builders & Contractors Supply Co., Inc. (B+/B3)(f)
4,000,000	5.875	05/15/26	4,245,000
Core & Main Holdings LP (B-/Caa2)(f)(i)(PIK 9.375%, Cash 8.625%)
5,000,000	8.625	09/15/24	5,187,500
Core & Main LP (B-/Caa2)(f)
2,725,000	6.125	08/15/25	2,827,187
H&E Equipment Services, Inc. (BB-/B2)
6,035,000	5.625	09/01/25	6,336,750
IAA, Inc. (B/B2)(f)
1,450,000	5.500	06/15/27	1,540,625
Performance Food Group, Inc. (B+/B1)(f)
850,000	5.500	10/15/27	905,250
Performance Food Group, Inc. (BB-/B1)(f)
6,700,000	5.500	06/01/24	6,850,750
Resideo Funding, Inc. (BB/B1)(f)
6,625,000	6.125	11/01/26	6,617,580
Wolverine Escrow LLC (B/B3)(f)
230,000	8.500	11/15/24	238,625
225,000	9.000	11/15/26	235,688

			34,984,955

GOLDMAN SACHS HIGH YIELD FUND

Schedule of Investments (continued)

December 31, 2019 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Diversified Financial Services – 4.0%
AerCap Holdings NV (BB+/Ba2)(c)(e) (5 Year CMT + 4.535%)
$3,265,000	5.875%		10/10/79	$ 3,493,550
Allied Universal Holdco LLC/Allied Universal Finance Corp. (B-/B3)(e)(f)
2,795,000	6.625		07/15/26	2,990,650
Allied Universal Holdco LLC/Allied Universal Finance Corp. (CCC/Caa2)(e)(f)
6,685,000	9.750		07/15/27	7,152,950
Curo Group Holdings Corp. (B-/B3)(e)(f)
5,425,000	8.250		09/01/25	4,774,000
Global Aircraft Leasing Co. Ltd. (NR/Ba2)(e)(f)(i) (PIK 7.250%, Cash 6.500%)
10,027,000	6.500		09/15/24	10,465,681
LPL Holdings, Inc. (BB/B1)(e)(f)
1,800,000	5.750		09/15/25	1,883,250
Nationstar Mortgage Holdings, Inc. (B/B2)(e)(f)
9,475,000	8.125		07/15/23	10,007,969
Navient Corp. (B+/Ba3)
4,240,000	5.875		03/25/21	4,388,400
1,090,000	7.250		01/25/22	1,185,375
7,890,000	5.500		01/25/23	8,402,850
8,670,000	6.125		03/25/24	9,406,950
3,035,000	6.750		06/15/26	3,338,500
Quicken Loans, Inc. (BB/Ba1)(e)(f)
7,450,000	5.250		01/15/28	7,712,143
Springleaf Finance Corp. (BB-/Ba3)
6,240,000	5.625		03/15/23	6,700,200
5,190,000	7.125		03/15/26	6,000,937
2,175,000	6.625	(e)	01/15/28	2,441,438
2,925,000	5.375	(e)	11/15/29	3,052,969

				93,397,812

Electrical(e) – 2.1%
Calpine Corp. (B/B2)
2,050,000	5.500		02/01/24	2,080,750
5,435,000	5.750		01/15/25	5,584,462

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Electrical(e) – (continued)
Calpine Corp. (BB/NR)(f)
$6,500,000	4.500%		02/15/28	$ 6,565,000
Calpine Corp. (BB/Ba2)(f)
5,995,000	5.250		06/01/26	6,242,294
NRG Energy, Inc. (NR/Ba2)
2,990,000	5.750		01/15/28	3,251,625
NRG Energy, Inc. (BB/Ba2)
595,000	7.250		05/15/26	650,038
200,000	6.625		01/15/27	217,500
905,000	5.250	(f)	06/15/29	979,662
Talen Energy Supply LLC (B/B3)
4,380,000	6.500		06/01/25	3,723,000
2,050,000	10.500	(f)	01/15/26	1,947,500
Talen Energy Supply LLC (BB/Ba3)(f)
3,850,000	7.250		05/15/27	4,052,125
1,675,000	6.625		01/15/28	1,708,500
Vistra Operations Co. LLC (BB/Ba2)(f)
1,249,000	5.625		02/15/27	1,313,011
9,550,000	5.000		07/31/27	9,955,875

				48,271,342

Electrical Components & Equipment(e)(f) – 0.2%
Energizer Holdings, Inc. (B+/B2)
3,635,000	7.750		01/15/27	4,062,113

Electronics – 0.2%
APX Group, Inc. (B-/B2)(e)
235,000	7.875		12/01/22	236,763
APX Group, Inc. (CCC/Caa2)(e)
240,000	8.750		12/01/20	239,700
Sensata Technologies B.V. (BB+/Ba3)(f)
1,040,000	5.000		10/01/25	1,127,100
Sensata Technologies, Inc. (BB+/NR)(e)(f)
3,250,000	4.375		02/15/30	3,302,812

				4,906,375

Energy-Alternate Sources(e)(f) – 0.1%
Enviva Partners LP/Enviva Partners Finance Corp. (B+/NR)
1,650,000	6.500		01/15/26	1,765,500

GOLDMAN SACHS HIGH YIELD FUND

Schedule of Investments (continued)

December 31, 2019 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Engineering & Construction(e) – 0.2%
AECOM (BB-/Ba3)
	$250,000	5.125%	03/15/27	$ 268,438
Swissport Financing S.a r.l. (CCC/Caa2)(f)
EUR	3,000,000	9.000	02/15/25	3,562,328

				3,830,766

Entertainment(e) – 2.7%
AMC Entertainment Holdings, Inc. (CCC+/B3)
	$6,610,000	5.750	06/15/25	6,081,200
	6,360,000	5.875	11/15/26	5,724,000
	260,000	6.125	05/15/27	237,900
Caesars Resort Collection LLC/CRC Finco, Inc. (B-/B3)(f)
	9,630,000	5.250	10/15/25	9,967,050
Cinemark USA, Inc. (BB/B2)
	6,335,000	4.875	06/01/23	6,453,781
Lions Gate Capital Holdings LLC (B-/B2)(f)
	235,000	6.375	02/01/24	243,225
	6,775,000	5.875	11/01/24	6,842,750
Live Nation Entertainment, Inc. (B+/Ba3)(f)
	2,390,000	4.875	11/01/24	2,473,650
Mohegan Gaming & Entertainment (CCC+/B3)(f)
	2,595,000	7.875	10/15/24	2,646,900
Motion Bondco DAC (B-/B3)(f)
	2,235,000	6.625	11/15/27	2,363,513
Pinewood Finance Co. Ltd. (BB/NR)(f)
GBP	1,200,000	3.250	09/30/25	1,631,896
Scientific Games International, Inc. (B-/Caa1)(f)
	$10,004,000	8.250	03/15/26	11,016,905
	2,300,000	7.000	05/15/28	2,463,875
Stars Group Holdings B.V./Stars Group US Co-Borrower LLC (B-/Caa1)(f)
	1,790,000	7.000	07/15/26	1,930,963
WMG Acquisition Corp. (BB-/Ba3)(f)
	2,160,000	5.000	08/01/23	2,211,300

				62,288,908

Environmental(e)(f) – 0.7%
Advanced Disposal Services, Inc. (B/B3)
	1,610,000	5.625	11/15/24	1,680,437

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Environmental(e)(f) – (continued)
GFL Environmental, Inc. (B+/B1)
$700,000	5.125%		12/15/26	$ 735,875
GFL Environmental, Inc. (CCC+/Caa2)
230,000	5.375		03/01/23	236,038
1,350,000	7.000		06/01/26	1,427,625
6,855,000	8.500		05/01/27	7,506,225
Waste Pro USA, Inc. (B+/B3)
4,155,000	5.500		02/15/26	4,310,812

				15,897,012

Finance(e)(f) – 0.3%
Icahn Enterprises LP/Icahn Enterprises Finance Corp. (BB+/Ba3)
7,800,000	4.750		09/15/24	8,034,000

Food & Drug Retailing – 3.5%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertson’s LLC (BB-/B3)(e)
4,930,000	5.750		03/15/25	5,096,387
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC (BB-/B3)(e)
4,150,000	6.625		06/15/24	4,341,937
510,000	7.500	(f)	03/15/26	573,113
4,235,000	4.625	(f)	01/15/27	4,224,413
4,025,000	5.875	(f)	02/15/28	4,266,500
B&G Foods, Inc. (B+/B2)(e)
10,770,000	5.250		04/01/25	11,093,100
235,000	5.250		09/15/27	234,706
Chobani LLC/Chobani Finance Corp., Inc. (CCC/Caa2)(e)(f)
6,205,000	7.500		04/15/25	6,220,512
H-Food Holdings LLC/Hearthside Finance Co., Inc. (CCC/Caa2)(e)(f)
7,449,000	8.500		06/01/26	7,002,060
JBS USA LUX SA/JBS USA Finance, Inc. (BB/Ba2)(e)(f)
3,900,000	5.875		07/15/24	4,017,000
2,275,000	5.750		06/15/25	2,354,625
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc. (BB/Ba2)(e)(f)
6,300,000	5.500		01/15/30	6,741,000
New Albertsons LP (B+/WR)
3,100,000	7.450		08/01/29	3,165,875

GOLDMAN SACHS HIGH YIELD FUND

Schedule of Investments (continued)

December 31, 2019 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Food & Drug Retailing – (continued)
Post Holdings, Inc. (B+/B2)(e)(f)
$3,225,000	5.000%		08/15/26	$ 3,402,375
9,900,000	5.750		03/01/27	10,617,750
6,180,000	5.625		01/15/28	6,643,500
Sigma Holdco B.V. (B-/B3)(e)(f)
2,350,000	7.875		05/15/26	2,347,063

				82,341,916

Food Service(e)(f) – 0.0%
Aramark Services, Inc. (BB/Ba3)
1,025,000	5.000		02/01/28	1,078,813

Forest Products&Paper(e) – 0.2%
Mercer International, Inc. (BB-/Ba3)
2,650,000	7.375		01/15/25	2,848,750
2,305,000	5.500		01/15/26	2,351,100

				5,199,850

Gas(e) – 0.4%
AmeriGas Partners LP/AmeriGas Finance Corp. (NR/Ba3)
550,000	5.875		08/20/26	607,063
AmeriGas Partners LP/AmeriGas Finance Corp. (NR/Ba3)
7,580,000	5.750		05/20/27	8,338,000

				8,945,063

Hand/Machine Tools(e)(f) – 0.1%
Colfax Corp. (BB+/Ba2)
1,405,000	6.000		02/15/24	1,494,569

Healthcare Providers & Services – 5.7%
Acadia Healthcare Co., Inc. (B-/B3)(e)
855,000	6.125		03/15/21	857,137
6,540,000	5.625		02/15/23	6,638,100
2,050,000	6.500		03/01/24	2,126,875
Centene Corp. (BBB-/Ba1)(e)(f)
12,150,000	4.250		12/15/27	12,510,490
Charles River Laboratories International, Inc. (BB/Ba3)(e)(f)
1,550,000	4.250		05/01/28	1,581,000
CHS/Community Health Systems, Inc. (B-/Caa2)(e)
15,915,000	5.125		08/01/21	15,934,894
235,000	6.250		03/31/23	237,938
225,000	8.625	(f)	01/15/24	237,938
3,940,000	8.000	(f)	03/15/26	4,087,750

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Healthcare Providers & Services – (continued)
CHS/Community Health Systems, Inc. (CCC-/Ca)(e)(f)
$2,200,000	8.125%		06/30/24	$ 1,804,000
Eagle Holding Co. II LLC (CCC+/Caa1)(e)(f)(i)
200,000	7.625		05/15/22	202,500
Encompass Health Corp. (B+/B1)(e)
2,400,000	4.500		02/01/28	2,487,000
Envision Healthcare Corp. (CCC+/Caa2)(e)(f)
8,025,000	8.750		10/15/26	4,995,562
HCA, Inc. (BB-/Ba2)
9,300,000	7.500		02/15/22	10,276,500
9,970,000	5.375		02/01/25	11,016,850
Hill-Rom Holdings, Inc. (BB/Ba3)(e)(f)
515,000	4.375		09/15/27	529,163
Immucor, Inc. (CCC-/Caa3)(e)(f)
2,440,000	11.125		02/15/22	2,440,000
MEDNAX, Inc. (BB/Ba2)(e)(f)
5,600,000	6.250		01/15/27	5,741,960
Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics SA (CCC/Caa2)(e)(f)
2,330,000	6.625		05/15/22	2,312,525
Polaris Intermediate Corp. (B-/Caa2)(e)(f)(i) (PIK 9.250%, Cash 8.500%)
4,545,000	8.500		12/01/22	4,232,531
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc. (CCC+/Caa1)(e)(f)
5,635,000	9.750		12/01/26	6,381,637
Select Medical Corp. (B-/B3)(e)(f)
2,250,000	6.250		08/15/26	2,435,625
Tenet Healthcare Corp. (BB-/Ba3)(e)
6,760,000	4.625		07/15/24	6,945,900
3,000,000	4.625	(f)	09/01/24	3,135,000
Tenet Healthcare Corp. (CCC+/Caa1)
14,339,000	8.125		04/01/22	15,862,519
5,940,000	7.000	(e)	08/01/25	6,266,700
West Street Merger Sub, Inc. (CCC/Caa2)(e)(f)
2,425,000	6.375		09/01/25	2,412,875

				133,690,969

GOLDMAN SACHS HIGH YIELD FUND

Schedule of Investments (continued)

December 31, 2019 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Home Builders – 1.9%
Brookfield Residential Properties, Inc./Brookfield Residential US Corp. (BB-/B1)(e)(f)
$3,395,000	6.125%		07/01/22	$ 3,450,169
5,400,000	6.375		05/15/25	5,636,250
Installed Building Products, Inc. (B+/B3)(e)(f)
1,250,000	5.750		02/01/28	1,334,375
Lennar Corp. (BB+/Ba1)
3,945,000	5.375		10/01/22	4,211,287
5,425,000	4.750	(e)	11/15/22	5,696,250
3,245,000	5.875	(e)	11/15/24	3,618,175
Mattamy Group Corp. (BB/B1)(e)(f)
2,800,000	5.250		12/15/27	2,926,000
Taylor Morrison Communities, Inc. (BB/Ba3)(e)(f)
605,000	5.875		06/15/27	665,500
TRI Pointe Group, Inc. (BB-/Ba3)(e)
4,360,000	5.250		06/01/27	4,556,200
TRI Pointe Group, Inc./TRI Pointe Homes, Inc. (BB-/Ba3)
1,635,000	5.875		06/15/24	1,776,019
William Lyon Homes, Inc. (B+/B2)(e)
61,000	7.000		08/15/22	61,076
5,520,000	6.000		09/01/23	5,754,600
2,000,000	5.875		01/31/25	2,050,000
Williams Scotsman International, Inc. (B/B3)(e)(f)
1,350,000	7.875		12/15/22	1,407,375
2,080,000	6.875		08/15/23	2,191,800

				45,335,076

Household Products(e) – 0.5%
Kronos Acquisition Holdings, Inc. (CCC-/Caa2)(f)
6,370,000	9.000		08/15/23	6,083,350
Prestige Brands, Inc. (B+/B3)(f)
1,550,000	5.125		01/15/28	1,619,750
Spectrum Brands, Inc. (B+/B2)
2,550,000	5.750		07/15/25	2,664,750
300,000	5.000	(f)	10/01/29	309,750

				10,677,600

Housewares(e) – 0.2%
Newell Brands, Inc. (BB+/Baa3)
5,600,000	4.200		04/01/26	5,832,467

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Insurance – 1.3%
Acrisure LLC/Acrisure Finance, Inc. (B/B2)(e)(f)
$2,270,000	8.125%	02/15/24	$ 2,462,950
Acrisure LLC/Acrisure Finance, Inc. (CCC+/Caa2)(e)(f)
3,850,000	7.000	11/15/25	3,715,250
225,000	10.125	08/01/26	241,313
Alliant Holdings Intermediate LLC (CCC+/Caa2)(e)(f)
3,525,000	6.750	10/15/27	3,771,750
Fidelity & Guaranty Life Holdings, Inc. (BB+/Ba2)(e)(f)
8,175,000	5.500	05/01/25	8,716,594
Genworth Holdings, Inc. (B/B2)
220,000	7.625	09/24/21	231,550
GTCR AP Finance, Inc. (CCC+/Caa2)(e)(f)
3,550,000	8.000	05/15/27	3,687,562
HUB International Ltd. (CCC+/Caa2)(e)(f)
2,580,000	7.000	05/01/26	2,734,800
USI, Inc. (CCC+/Caa2)(e)(f)
5,505,000	6.875	05/01/25	5,601,337

			31,163,106

Internet – 2.0%
Getty Images, Inc. (CCC+/Caa2)(e)(f)
2,235,000	9.750	03/01/27	2,235,000
Go Daddy Operating Co. LLC/GD Finance Co., Inc. (BB-/B1)(e)(f)
2,620,000	5.250	12/01/27	2,757,550
GrubHub Holdings, Inc. (BB-/B1)(e)(f)
6,800,000	5.500	07/01/27	6,375,000
Netflix, Inc. (BB-/Ba3)
1,800,000	5.875	02/15/25	2,009,250
10,480,000	4.875	04/15/28	10,899,200
Photo Holdings Merger Sub, Inc. (B/B1)(e)(f)
260,000	8.500	10/01/26	239,850
Twitter, Inc. (BB+/Ba2)(e)(f)
2,504,000	3.875	12/15/27	2,500,870
Uber Technologies, Inc. (CCC+/B3)(e)(f)
7,565,000	7.500	11/01/23	7,914,881
225,000	8.000	11/01/26	234,563
230,000	7.500	09/15/27	235,462
VeriSign, Inc. (BBB-/Ba1)(e)
3,500,000	4.750	07/15/27	3,694,040

GOLDMAN SACHS HIGH YIELD FUND

Schedule of Investments (continued)

December 31, 2019 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Internet – (continued)
Zayo Group LLC/Zayo Capital, Inc. (B/B3)(e)
$1,834,000	6.000%		04/01/23	$ 1,875,265
225,000	6.375		05/15/25	231,750
4,355,000	5.750	(f)	01/15/27	4,425,769

				45,628,450

Iron/Steel(e) – 0.6%
AK Steel Corp. (BB-/B1)
4,525,000	7.500		07/15/23	4,706,000
Cleveland-Cliffs, Inc. (B+/B1)
6,549,000	5.750		03/01/25	6,467,137
Cleveland-Cliffs, Inc. (B+/B1)(f)
4,050,000	5.875		06/01/27	3,888,000

				15,061,137

Leisure Time(e)(f) – 0.4%
Viking Cruises Ltd. (B+/B3)
2,130,000	5.875		09/15/27	2,271,112
VOC Escrow Ltd. (BB/Ba2)
7,685,000	5.000		02/15/28	8,059,644

				10,330,756

Lodging – 1.4%
Boyd Gaming Corp. (B+/B3)(e)
1,585,000	6.000		08/15/26	1,701,894
Boyd Gaming Corp. (B+/B3)(e)(f)
2,200,000	4.750		12/01/27	2,285,250
Diamond Resorts International, Inc. (B-/B2)(e)(f)
230,000	7.750		09/01/23	236,325
Diamond Resorts International, Inc. (CCC-/Caa2)(e)(f)
225,000	10.750		09/01/24	234,562
MGM Resorts International (BB-/Ba3)
9,350,000	7.750		03/15/22	10,425,250
4,620,000	6.000		03/15/23	5,076,225
3,720,000	5.750	(e)	06/15/25	4,166,400
8,650,000	5.500	(e)	04/15/27	9,601,500

				33,727,406

Machinery - Construction & Mining(e)(f) – 0.2%
The Manitowoc Co., Inc. (B/B2)
4,465,000	9.000		04/01/26	4,693,831

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Machinery-Diversified(e)(f) – 0.3%
Cleaver-Brooks, Inc. (B-/B3)
$1,820,000	7.875%		03/01/23	$ 1,815,450
Titan Acquisition Ltd./Titan Co-Borrower LLC (CCC+/Caa2)
4,650,000	7.750		04/15/26	4,615,125

				6,430,575

Media – 10.3%
Altice Financing SA (B+/B2)(e)(f)
8,350,000	7.500		05/15/26	8,976,250
Altice Finco SA (CCC+/Caa1)(e)(f)
4,100,000	7.625		02/15/25	4,243,500
Altice Luxembourg SA (B-/Caa1)(e)(f)
4,755,000	10.500		05/15/27	5,450,419
AMC Networks, Inc. (BB/Ba3)(e)
1,150,000	5.000		04/01/24	1,174,438
1,015,000	4.750		08/01/25	1,018,806
CCO Holdings LLC/CCO Holdings Capital Corp. (BB/B1)(e)(f)
2,155,000	5.875		04/01/24	2,227,731
16,370,000	5.750		02/15/26	17,208,962
4,780,000	5.500		05/01/26	5,030,950
11,605,000	5.000		02/01/28	12,170,744
Clear Channel Worldwide Holdings, Inc. (B-/Caa2)(e)(f)
14,540,000	9.250		02/15/24	16,103,050
CSC Holdings LLC (B/B3)
4,210,000	5.250		06/01/24	4,525,750
2,150,000	7.750	(e)(f)	07/15/25	2,287,063
9,450,000	10.875	(e)(f)	10/15/25	10,548,562
8,075,000	5.750	(e)(f)	01/15/30	8,599,875
CSC Holdings LLC (BB/Ba3)(e)(f)
2,150,000	6.625		10/15/25	2,281,688
5,819,000	5.500		05/15/26	6,153,592
7,370,000	5.500		04/15/27	7,895,112
Cumulus Media New Holdings, Inc. (B/B2)(e)(f)
4,550,000	6.750		07/01/26	4,879,875
Diamond Sports Group LLC/Diamond Sports Finance Co. (B/B2)(e)(f)
9,245,000	6.625		08/15/27	8,990,762
Diamond Sports Group LLC/Diamond Sports Finance Co. (BB/Ba2)(e)(f)
1,750,000	5.375		08/15/26	1,767,500

GOLDMAN SACHS HIGH YIELD FUND

Schedule of Investments (continued)

December 31, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Media – (continued)
DISH DBS Corp. (B-/B1)
$3,940,000	6.750%	06/01/21	$ 4,132,075
11,965,000	5.875	07/15/22	12,682,900
230,000	5.875	11/15/24	234,313
10,290,000	7.750	07/01/26	10,881,675
Entercom Media Corp. (B/B2)(e)(f)
7,400,000	6.500	05/01/27	7,918,000
Entercom Media Corp. (B-/B3)(e)(f)
2,440,000	7.250	11/01/24	2,574,200
GCI LLC (B/B3)(e)(f)
2,700,000	6.625	06/15/24	2,919,375
Gray Television, Inc. (B+/B3)(e)(f)
5,580,000	7.000	05/15/27	6,207,750
iHeartCommunications, Inc. (B-/Caa1)(e)
210,000	8.375	05/01/27	232,050
iHeartCommunications, Inc. (BB-/B1)(e)(f)
1,900,000	5.250	08/15/27	1,985,500
1,050,000	4.750	01/15/28	1,076,250
LCPR Senior Secured Financing DAC (B+/B1)(e)(f)
220,000	6.750	10/15/27	234,300
Meredith Corp. (B+/B3)(e)
5,405,000	6.875	02/01/26	5,621,200
Midcontinent Communications/Midcontinent Finance Corp. (B/B3)(e)(f)
1,350,000	5.375	08/15/27	1,427,625
Nexstar Broadcasting, Inc. (B/B3)(e)(f)
7,320,000	5.625	08/01/24	7,631,100
1,950,000	5.625	07/15/27	2,052,375
Scripps Escrow, Inc. (B-/B3)(e)(f)
3,885,000	5.875	07/15/27	4,069,537
Sinclair Television Group, Inc. (B/B1)(e)(f)
230,000	5.500	03/01/30	235,175
Sirius XM Radio, Inc. (BB/Ba3)(e)(f)
710,000	4.625	07/15/24	741,950
8,635,000	5.000	08/01/27	9,109,925
3,175,000	5.500	07/01/29	3,429,000
TEGNA, Inc. (BB/Ba3)(e)(f)
2,305,000	5.000	09/15/29	2,345,338
The E.W. Scripps Co. (B-/B3)(e)(f)
2,675,000	5.125	05/15/25	2,721,813

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Media – (continued)
Univision Communications, Inc. (B/B2)(e)(f)
$6,645,000	5.125%	05/15/23	$ 6,636,694
240,000	5.125	02/15/25	237,300
UPC Holding B.V. (B/B2)(e)(f)
1,765,000	5.500	01/15/28	1,804,713
UPCB Finance IV Ltd. (BB/Ba3)(e)(f)
3,150,000	5.375	01/15/25	3,236,625
Virgin Media Secured Finance PLC (BB-/Ba3)(e)(f)
6,655,000	5.500	08/15/26	6,937,837
555,000	5.500	05/15/29	587,606

			241,438,830

Media - Cable(d)(g) – 0.0%
Adelphia Communications Corp. (NR/NR)
2,000,000	10.250	06/15/49	—

Metal Fabricate/Hardware(e) – 0.3%
Park-Ohio Industries, Inc. (B/B3)
6,853,000	6.625	04/15/27	6,981,494

Mining(e) – 1.6%
Alcoa Nederland Holding B.V. (BB+/Ba1)(f)
3,250,000	7.000	09/30/26	3,538,438
Aleris International, Inc. (CCC+/Caa2)(f)
5,700,000	10.750	07/15/23	5,928,000
Constellium SE (B/B2)(f)
1,600,000	5.875	02/15/26	1,688,000
FMG Resources August 2006 Pty Ltd. (BB+/Ba1)(f)
9,225,000	5.125	03/15/23	9,743,906
Freeport-McMoRan, Inc. (BB/Ba1)
8,370,000	3.875	03/15/23	8,526,937
Hudbay Minerals, Inc. (B/B3)(f)
5,155,000	7.250	01/15/23	5,335,425
Novelis Corp. (B+/B2)(f)
640,000	6.250	08/15/24	671,200
2,410,000	5.875	09/30/26	2,569,663

			38,001,569

Miscellaneous Manufacturing(e) – 0.2%
Amsted Industries, Inc. (BB/Ba3)(f)
1,800,000	4.625	05/15/30	1,813,500

GOLDMAN SACHS HIGH YIELD FUND

Schedule of Investments (continued)

December 31, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Miscellaneous Manufacturing(e) – (continued)
EnPro Industries, Inc. (BB/B1)
$3,095,000	5.750%	10/15/26	$ 3,296,175
Foxtrot Escrow Issuer LLC/Foxtrot Escrow Corp. (B-/B3)(f)
225,000	12.250	11/15/26	234,000
FXI Holdings, Inc. (B-/B2)(f)
245,000	7.875	11/01/24	235,200

			5,578,875

Office(e) – 0.2%
Xerox Corp. (BB+/Ba1)
5,350,000	4.125	03/15/23	5,548,218

Oil Field Services – 6.4%
Antero Resources Corp. (BB/B1)(e)
4,005,000	5.375	11/01/21	3,804,750
7,375,000	5.125	12/01/22	6,600,625
California Resources Corp. (B-/Caa2)(e)(f)
3,500,000	8.000	12/15/22	1,540,000
Chaparral Energy, Inc. (CCC/Caa1)(e)(f)
1,480,000	8.750	07/15/23	651,200
Chesapeake Energy Corp. (D/Caa3)
2,715,000	5.750	03/15/23	1,832,625
CNX Resources Corp. (BB-/B3)(e)(f)
3,875,000	7.250	03/14/27	3,390,625
CrownRock LP/CrownRock Finance, Inc. (BB-/B2)(e)(f)
2,140,000	5.625	10/15/25	2,182,800
CVR Refining LLC/Coffeyville Finance, Inc. (BB-/B1)(e)
1,300,000	6.500	11/01/22	1,321,125
Denbury Resources, Inc. (B/B3)(e)(f)
725,000	9.000	05/15/21	708,688
1,300,000	7.750	02/15/24	1,127,750
Ensign Drilling, Inc. (BB-/B2)(e)(f)
1,700,000	9.250	04/15/24	1,610,750
Exterran Energy Solutions LP/EES Finance Corp. (B+/B1)(e)
5,685,000	8.125	05/01/25	5,613,937
Gulfport Energy Corp. (BB-/B3)(e)
4,200,000	6.000	10/15/24	2,982,000
6,696,000	6.375	05/15/25	4,251,960
3,200,000	6.375	01/15/26	1,984,000
Laredo Petroleum, Inc. (B+/B3)(e)
3,805,000	6.250	03/15/23	3,567,187

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Oil Field Services – (continued)
Matador Resources Co. (BB-/B2)(e)
$4,245,000	5.875%		09/15/26	$ 4,266,225
MEG Energy Corp. (BB-/B3)(e)(f)
4,580,000	6.375		01/30/23	4,580,000
2,755,000	7.000		03/31/24	2,775,662
Nabors Industries, Inc. (BB-/B1)
3,380,000	5.500	(e)	01/15/23	3,261,700
3,950,000	0.750		01/15/24	2,944,577
Nine Energy Service, Inc. (B-/B3)(e)(f)
1,380,000	8.750		11/01/23	1,121,250
Noble Holding International Ltd. (B-/B3)(e)(f)
7,800,000	7.875		02/01/26	5,664,750
Noble Holding International Ltd. (CCC+/Caa2)(e)
730,000	7.750		01/15/24	392,375
Oasis Petroleum, Inc. (B+/B2)(e)
5,000,000	6.875		01/15/23	4,912,500
Parsley Energy LLC/Parsley Finance Corp. (BB-/Ba3)(e)(f)
3,965,000	5.625		10/15/27	4,188,031
Precision Drilling Corp. (BB-/B2)(e)
5,320,000	7.750		12/15/23	5,306,700
QEP Resources, Inc. (BB-/Ba3)(e)
425,000	5.250		05/01/23	421,813
6,055,000	5.625		03/01/26	5,903,625
Range Resources Corp. (BB/B1)(e)
2,185,000	5.875		07/01/22	2,168,613
1,455,000	5.000		03/15/23	1,338,600
5,000	4.875		05/15/25	4,313
Rowan Cos., Inc. (B-/Caa2)(e)
4,550,000	5.400		12/01/42	2,229,500
SM Energy Co. (BB-/B2)(e)
5,200,000	5.000		01/15/24	4,992,000
3,230,000	6.750		09/15/26	3,173,475
Southwestern Energy Co. (BB/Ba3)(e)
2,710,000	7.750		10/01/27	2,513,525
Sunoco LP/Sunoco Finance Corp. (BB-/B1)(e)
2,575,000	5.500		02/15/26	2,678,000
Transocean Sentry Ltd. (B/B1)(e)(f)
500,000	5.375		05/15/23	508,750

GOLDMAN SACHS HIGH YIELD FUND

Schedule of Investments (continued)

December 31, 2019 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Oil Field Services – (continued)
Transocean, Inc. (B-/Caa1)(e)(f)
$4,755,000	9.000%		07/15/23	$ 5,022,469
2,185,000	7.250		11/01/25	2,141,300
5,930,000	7.500		01/15/26	5,855,875
Transocean, Inc. (CCC+/Caa2)
10,400,000	7.500		04/15/31	8,060,000
USA Compression Partners LP/USA Compression Finance Corp. (B+/B3)(e)
8,135,000	6.875		04/01/26	8,541,750
Valaris PLC (B-/Caa2)(e)
3,535,000	7.750		02/01/26	2,014,950
3,100,000	5.750		10/01/44	1,395,000
Whiting Petroleum Corp. (BB-/B2)(e)
4,905,000	6.625		01/15/26	3,335,400
WPX Energy, Inc. (BB-/B1)(e)
1,525,000	8.250		08/01/23	1,753,750
2,185,000	5.250		09/15/24	2,321,562

				148,958,062

Packaging – 3.0%
ARD Finance SA (B-/Caa2)(e)(f)(i) (PIK 7.250%, Cash 6.500%)
6,800,000	6.500		06/30/27	7,029,500
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (B/B3)(e)(f)
3,050,000	6.000		02/15/25	3,198,688
6,500,000	5.250		08/15/27	6,816,875
Berry Global, Inc. (BB/B2)(e)
3,580,000	5.125		07/15/23	3,673,975
4,050,000	5.625	(f)	07/15/27	4,353,750
Flex Acquisition Co., Inc. (CCC+/Caa2)(e)(f)
2,420,000	6.875		01/15/25	2,438,150
235,000	7.875		07/15/26	237,056
LABL Escrow Issuer LLC (B/B2)(e)(f)
2,725,000	6.750		07/15/26	2,895,313
LABL Escrow Issuer LLC (B-/Caa2)(e)(f)
3,980,000	10.500		07/15/27	4,059,600
Mauser Packaging Solutions Holding Co. (CCC+/Caa2)(e)(f)
9,655,000	7.250		04/15/25	9,558,450
Owens-Brockway Glass Container, Inc. (B+/B1)(f)
5,225,000	5.875		08/15/23	5,577,687

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Packaging – (continued)
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu (B+/B1)(e)(f)
$9,000,000	5.125%	07/15/23	$ 9,213,750
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu (B-/Caa1)(e)(f)
855,000	7.000	07/15/24	884,925
Sealed Air Corp. (BB+/Ba3)(e)(f)
2,800,000	4.000	12/01/27	2,835,000
Trivium Packaging Finance B.V. (B+/B2)(e)(f)
2,825,000	5.500	08/15/26	2,990,969
Trivium Packaging Finance B.V. (B-/Caa2)(e)(f)
4,285,000	8.500	08/15/27	4,767,062

			70,530,750

Pharmaceuticals – 2.9%
Bausch Health Americas, Inc. (B/B3)(e)(f)
14,060,000	9.250	04/01/26	16,169,000
3,425,000	8.500	01/31/27	3,904,500
Bausch Health Cos., Inc. (B/NR)(e)(f)
2,595,000	5.000	01/30/28	2,659,875
2,595,000	5.250	01/30/30	2,685,825
Bausch Health Cos., Inc. (B/B3)(e)(f)
7,950,000	6.125	04/15/25	8,208,375
Bausch Health Cos., Inc. (BB/Ba2)(e)(f)
5,425,000	7.000	03/15/24	5,642,000
6,750,000	5.500	11/01/25	7,053,750
HLF Financing S.a.r.l. LLC/Herbalife International, Inc. (BB-/B1)(e)(f)
5,425,000	7.250	08/15/26	5,750,500
Par Pharmaceutical, Inc. (B+/B1)(e)(f)
9,775,000	7.500	04/01/27	9,775,000
Teva Pharmaceutical Finance Co. B.V. (BB/Ba2)
855,000	3.650	11/10/21	837,900
Teva Pharmaceutical Finance Netherlands III B.V. (BB/Ba2)
4,050,000	2.800	07/21/23	3,756,375
Vizient, Inc. (B/B3)(e)(f)
990,000	6.250	05/15/27	1,064,250

			67,507,350

Pipelines – 3.5%
Antero Midstream Partners LP/Antero Midstream Finance Corp. (BB/B1)(e)(f)
4,400,000	5.750	03/01/27	3,850,000

GOLDMAN SACHS HIGH YIELD FUND

Schedule of Investments (continued)

December 31, 2019 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Pipelines – (continued)
Blue Racer Midstream LLC/Blue Racer Finance Corp. (B/B2)(e)(f)
$240,000	6.125%		11/15/22	$ 235,200
Buckeye Partners LP (BB/B1)(e)
1,650,000	4.350		10/15/24	1,655,643
4,814,000	3.950		12/01/26	4,615,422
860,000	4.125		12/01/27	829,633
Cheniere Energy Partners LP (BB/Ba2)(e)
7,245,000	5.250		10/01/25	7,543,856
2,825,000	4.500	(f)	10/01/29	2,902,688
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp. (BB-/B1)(e)
230,000	6.250		04/01/23	234,600
230,000	5.750		04/01/25	234,600
235,000	5.625	(f)	05/01/27	238,525
DCP Midstream Operating LP (BB+/Ba2)
5,090,000	5.375	(e)	07/15/25	5,535,375
925,000	6.450	(f)	11/03/36	971,250
EnLink Midstream Partners LP (BB+/Ba1)(e)
2,325,000	4.400		04/01/24	2,254,562
Genesis Energy LP/Genesis Energy Finance Corp. (B+/B1)(e)
235,000	6.750		08/01/22	237,350
14,156,000	6.000		05/15/23	14,014,440
250,000	6.500		10/01/25	241,875
255,000	6.250		05/15/26	242,250
Global Partners LP/GLP Finance Corp. (B+/B2)(e)(f)
2,970,000	7.000		08/01/27	3,155,625
NGL Energy Partners LP/NGL Energy Finance Corp. (B+/B2)(e)
2,390,000	7.500		11/01/23	2,390,000
260,000	7.500	(f)	04/15/26	251,550
Summit Midstream Holdings LLC/Summit Midstream Finance Corp. (BB-/B1)(e)
7,800,000	5.750		04/15/25	5,957,250
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. (BB+/Ba3)(e)(f)
3,795,000	4.750		10/01/23	3,785,513
1,935,000	5.500		09/15/24	1,944,675

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Pipelines – (continued)
Targa Resources Partners LP/Targa Resources Partners Finance Corp. (BB/Ba3)(e)
$700,000	5.125%		02/01/25	$ 724,500
4,440,000	5.875		04/15/26	4,717,500
4,880,000	5.375		02/01/27	5,063,000
3,635,000	6.500	(f)	07/15/27	3,980,325
2,905,000	5.000		01/15/28	2,963,100

				80,770,307

Real Estate Investment Trust(e) – 1.5%
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LL (BB+/Ba3)(f)
3,725,000	5.750		05/15/26	3,935,407
MPT Operating Partnership LP/MPT Finance Corp. (BBB-/Ba1)
2,655,000	4.625		08/01/29	2,738,951
Realogy Group LLC/Realogy Co-Issuer Corp. (B/B3)(f)
575,000	5.250		12/01/21	582,187
4,550,000	4.875		06/01/23	4,487,437
9,215,000	9.375		04/01/27	9,583,600
SBA Communications Corp. (BB-/B1)
2,080,000	4.875		09/01/24	2,163,200
Starwood Property Trust, Inc. (BB-/Ba3)
8,230,000	4.750		03/15/25	8,682,650
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC (C/Ca)
1,270,000	8.250		10/15/23	1,109,662
275,000	7.125	(f)	12/15/24	233,063
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC (CCC/Caa1)(f)
2,715,000	6.000		04/15/23	2,609,794

				36,125,951

Retailing – 4.2%
1011778 BC ULC/New Red Finance, Inc. (B+/B2)(e)(f)
6,945,000	5.000		10/15/25	7,205,437
4,050,000	4.375		01/15/28	4,075,313
Beacon Roofing Supply, Inc. (B-/B3)(e)(f)
10,615,000	4.875		11/01/25	10,641,537
eG Global Finance PLC (B/B2)(e)(f)
10,285,000	6.750		02/07/25	10,464,987
2,210,000	8.500		10/30/25	2,345,363
Golden Nugget, Inc. (CCC+/Caa1)(e)(f)
220,000	8.750		10/01/25	235,400

GOLDMAN SACHS HIGH YIELD FUND

Schedule of Investments (continued)

December 31, 2019 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Retailing – (continued)
IRB Holding Corp. (B-/Caa2)(e)(f)
$8,870,000	6.750%		02/15/26	$ 9,313,500
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC (BB/Ba3)(e)(f)
6,470,000	5.250		06/01/26	6,842,025
L Brands, Inc. (BB-/Ba2)
6,845,000	5.250		02/01/28	6,485,637
3,475,000	7.500	(e)	06/15/29	3,579,250
Party City Holdings, Inc. (CCC+/Caa1)(e)(f)
5,075,000	6.625		08/01/26	3,577,875
PetSmart, Inc. (B/B2)(e)(f)
6,264,000	5.875		06/01/25	6,397,110
PetSmart, Inc. (CCC+/Caa2)(e)(f)
6,095,000	7.125		03/15/23	5,988,338
4,240,000	8.875		06/01/25	4,197,600
Staples, Inc. (B+/B1)(e)(f)
3,805,000	7.500		04/15/26	3,957,200
Staples, Inc. (B-/B3)(e)(f)
6,800,000	10.750		04/15/27	6,919,000
Suburban Propane Partners LP/Suburban Energy Finance Corp. (BB-/B1)(e)
2,880,000	5.500		06/01/24	2,959,200
2,175,000	5.875		03/01/27	2,267,438

				97,452,210

Semiconductors – 0.6%
Advanced Micro Devices, Inc. (BB-/Ba3)
3,125,000	7.500		08/15/22	3,523,438
Amkor Technology, Inc. (BB/B1)(e)(f)
3,350,000	6.625		09/15/27	3,689,187
Qorvo, Inc. (BB+/Ba1)(e)
2,440,000	5.500		07/15/26	2,592,500
3,000,000	4.375	(f)	10/15/29	3,142,500

				12,947,625

Software(e) – 1.9%
Camelot Finance SA (B/B2)(f)
2,150,000	4.500		11/01/26	2,206,438
Change Healthcare Holdings LLC/Change Healthcare Finance, Inc. (B-/Caa1)(f)
10,410,000	5.750		03/01/25	10,748,325

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Software(e) – (continued)
Donnelley Financial Solutions, Inc. (B/B2)
$1,150,000	8.250%		10/15/24	$ 1,177,313
Fair Isaac Corp. (BB+/Ba2)(f)
910,000	4.000		06/15/28	914,550
Granite Merger Sub 2, Inc. (CCC+/Caa1)(f)
2,092,000	11.000		07/15/27	2,186,140
Informatica LLC (CCC+/Caa1)(f)
2,285,000	7.125		07/15/23	2,322,131
Nuance Communications, Inc. (BB-/Ba3)
3,640,000	5.625		12/15/26	3,876,600
Rackspace Hosting, Inc. (B-/Caa1)(f)
2,610,000	8.625		11/15/24	2,551,275
Solera LLC/Solera Finance, Inc. (CCC+/Caa1)(f)
6,500,000	10.500		03/01/24	6,890,000
SS&C Technologies, Inc. (B+/B2)(f)
6,045,000	5.500		09/30/27	6,453,037
The Dun & Bradstreet Corp. (CCC/Caa2)(f)
3,280,000	10.250		02/15/27	3,784,300
Veritas US, Inc. / Veritas Bermuda Ltd. (B/B2)(f)
235,000	7.500		02/01/23	235,000

				43,345,109

Storage/Warehousing(e) – 0.1%
Algeco Global Finance 2 PLC (CCC/Caa1)(f)
2,390,000	10.000		08/15/23	2,375,063
Mobile Mini, Inc. (BB-/B2)
350,000	5.875		07/01/24	364,000

				2,739,063

Telecommunication Services – 9.2%
Altice France SA (B/B2)(e)(f)
9,845,000	7.375		05/01/26	10,546,456
4,910,000	8.125		02/01/27	5,560,575
225,000	5.500		01/15/28	230,906
CenturyLink, Inc. (B+/B2)(e)
220,000	5.625		04/01/25	233,200
10,480,000	5.125	(f)	12/15/26	10,637,200
CenturyLink, Inc. (B+/B2)
3,465,000	6.875		01/15/28	3,820,163
1,700,000	7.600		09/15/39	1,776,500

GOLDMAN SACHS HIGH YIELD FUND

Schedule of Investments (continued)

December 31, 2019 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Telecommunication Services – (continued)
CommScope Technologies LLC (B-/B3)(e)(f)
$5,890,000	6.000%		06/15/25	$ 5,890,000
250,000	5.000		03/15/27	235,000
CommScope, Inc. (B-/B3)(e)(f)
9,610,000	5.500		06/15/24	9,754,150
5,255,000	8.250		03/01/27	5,517,750
Connect Finco S.a.r.l./Connect US Finco LLC (B+/B1)(e)(f)
5,545,000	6.750		10/01/26	5,863,837
Digicel Group One Ltd. (NR/Caa2)(e)(f)
10,060,000	8.250		12/30/22	5,646,175
Digicel Group Two Ltd. (NR/Ca)(e)(f)
7,935,000	8.250		09/30/22	1,849,847
Frontier Communications Corp. (CCC+/B3)(e)(f)
4,625,000	8.500		04/01/26	4,682,813
225,000	8.000		04/01/27	235,125
Frontier Communications Corp. (CCC-/Caa3)(e)
3,265,000	10.500		09/15/22	1,591,688
8,225,000	11.000		09/15/25	3,989,125
Hughes Satellite Systems Corp. (BB/B2)
210,000	6.625		08/01/26	232,575
Intelsat Jackson Holdings SA (B/B1)(f)
210,000	9.500		09/30/22	237,825
Intelsat Jackson Holdings SA (CCC+/Caa2)(e)
7,780,000	5.500		08/01/23	6,661,625
Intelsat Jackson Holdings SA (CCC+/Caa2)(e)(f)
6,885,000	8.500		10/15/24	6,282,562
Intelsat Jackson Holdings SA (CCC+/Caa2)(e)(f)
10,650,000	9.750		07/15/25	9,851,250
Level 3 Financing, Inc. (BB/Ba3)(e)
910,000	5.375		01/15/24	923,650
10,555,000	5.250		03/15/26	10,977,200
3,394,000	4.625	(f)	09/15/27	3,474,608
Nokia of America Corp. (NR/WR)
5,200,000	6.450		03/15/29	5,518,500
Sprint Capital Corp. (B/B3)
8,875,000	8.750		03/15/32	10,783,125
Sprint Communications, Inc. (B/B3)
6,193,000	11.500		11/15/21	7,075,502
5,550,000	6.000		11/15/22	5,813,625

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Telecommunication Services – (continued)
Sprint Corp. (B/B3)
$7,575,000	7.250%		09/15/21	$ 8,010,562
18,325,000	7.875		09/15/23	20,226,219
4,230,000	7.625	(e)	02/15/25	4,642,425
1,400,000	7.625	(e)	03/01/26	1,543,500
T-Mobile USA, Inc. (BB+/Ba2)(e)
5,825,000	6.000		03/01/23	5,919,656
1,360,000	6.000		04/15/24	1,405,900
7,655,000	6.500		01/15/26	8,171,712
100,000	4.500		02/01/26	102,625
Telecom Italia Capital SA (BB+/Ba1)
13,735,000	7.200		07/18/36	16,275,975
675,000	7.721		06/04/38	831,938
Telesat Canada/Telesat LLC (BB-/Ba3)(e)(f)
1,525,000	4.875		06/01/27	1,555,500

				214,578,569

Toys/Games/Hobbies(e) – 0.6%
Mattel, Inc. (B/B3)
3,610,000	3.150		03/15/23	3,555,850
Mattel, Inc. (BB-/B1)(f)
4,440,000	6.750		12/31/25	4,767,450
4,700,000	5.875		12/15/27	4,946,750

				13,270,050

Trucking & Leasing(e)(f) – 0.0%
Fortress Transportation & Infrastructure Investors LLC (B+/B1)
225,000	6.500		10/01/25	237,375

TOTAL CORPORATE OBLIGATIONS (Cost $2,121,214,113)				$2,175,495,582

Shares	Description			Value

Common Stocks(d)(g) – 0.0%
Health Care Services – 0.0%
3,874	CB Paracelsus Healthcare			$ —

Media – 0.0%
21	New Cotai Class B Shares			—

Paper & Forest Products – 0.0%
2,500	Port Townsend Holdings Co., Inc.			—

Pharmaceuticals – 0.0%
40	Dawn Holdings, Inc.			—
1	Nycomed			$ —

				—

TOTAL COMMON STOCKS (Cost $3,915,420)				$ —

GOLDMAN SACHS HIGH YIELD FUND

Schedule of Investments (continued)

December 31, 2019 (Unaudited)

	Principal Amount	Interest Rate	Maturity Date	Value

Structured Note(e)(f)(k) – 0.1%
CHS/Community Health Systems, Inc. (CCC-/Ca)
	$1,820,000	9.875%	06/30/23	$ 1,574,300
	(Cost $1,683,663)

	Shares	Dividend Rate		Value

Preferred Stocks(e)(h)(i) – 0.1%
Media – 0.1%
Spanish Broadcasting System, Inc.
Cost	3,014	10.750%		$ 2,049,520

	Units	Expiration Date		Value

Warrant(g) – 0.0%
TBS International Ltd. (NR/NR)(d)
	12,063	02/07/14		$ —
TBS International Ltd. (NR/NR)(d)
	2,807	02/07/15		—
TBS International Ltd. (NR/NR)(d)
	3,311	02/07/15		—
True Religion Warrant (NR/NR)
	1,914	10/27/22		—
True Religion Warrant 2 (NR/NR)
	7,229	10/27/22		—

TOTAL WARRANT (Cost $0)				$ —

	Shares	Description		Value

Exchange Traded Funds – 1.8%
	157,000	Goldman Sachs Access High Yield Corporate Bond ETF (NR/NR)(l)		7,812,854
	402,000	iShares iBoxx High Yield Corporate Bond ETF (NR/NR)		35,351,880

TOTAL EXCHANGE TRADED FUNDS (Cost $42,827,063)				$ 43,164,734

TOTAL INVESTMENTS – 98.2% (Cost $2,245,468,377)				$2,294,675,171

	Principal Amount	Interest Rate (Paid) Received	Maturity Date	Value

Reverse Repurchase Agreement(m) – 0.1%
Barclays Reverse Repurchase Agreement (NR/NR)
	$(3,334,500)	2.000%	11/01/21	$ (3,334,500)

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.9%				44,972,241

NET ASSETS – 100.0%				$2,336,312,912

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Bank Loans often require prepayments from excess cash flows or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. As bank loan positions may involve multiple underlying tranches for which the aggregate position is presented, the stated interest rate represents the weighted average interest rate of all contracts on December 31, 2019. Bank Loans typically have rates of interest which are predetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London-Interbank Offered Rate (“LIBOR”), and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(b)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.

(c)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on December 31, 2019.

(d)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e., Level 3.

(e)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(f)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(g)	Security is currently in default and/or non-income producing.

(h)	Security with “Put” features and resetting interest rates. Maturity dates disclosed are the puttable dates. Interest rate disclosed is that which is in effect on December 31, 2019.

(i)	Pay-in-kind securities.

(j)	All or a portion of the security was pledged as collateral against open reverse repurchase agreements. As of December 31, 2019, the value of securities pledged amounted to $3,484,000.

(k)	Coupon changes periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect on December 31, 2019.

(l)	Represents an affiliated issuer.

(m)	Reverse repurchase agreements are entered on a rolling day-to-day basis with no final maturity; both parties to the agreement have the right to terminate the contract on any date.

Currency Abbreviations:
EUR	— Euro
GBP	— British Pound
USD	— U.S. Dollar

Investment Abbreviations:
CMT	— Constant Maturity Treasury Indexes
ETF	— Exchange Traded Fund
LIBOR	— London Interbank Offered Rate
LLC	— Limited Liability Company
LP	— Limited Partnership
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust
WR	— Withdrawn Rating

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS HIGH YIELD FUND

Schedule of Investments (continued)

December 31, 2019 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At December 31, 2019, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased	Currency Sold	Settlement Date	Unrealized Loss

UBS AG (London)	USD 8,376,192	EUR 7,531,873	02/20/20	$(98,816)
	USD 1,552,154	GBP 1,200,000	02/12/20	(39,271)

TOTAL				$(138,087)

FUTURES CONTRACTS — At December 31, 2019, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
10 Year U.S. Treasury Notes	2,319	03/20/20	$297,810,328	$(2,168,899)
Ultra Long U.S. Treasury Bonds	83	03/20/20	15,077,469	(350,066)
Ultra 10 Year U.S. Treasury Notes	50	03/20/20	7,035,156	(91,025)

Total				$(2,609,990)

Short position contracts:
Eurodollars	(1)	12/14/20	(245,950)	(1,199)
20 Year U.S. Treasury Bonds	(89)	03/20/20	(13,875,656)	305,755
5 Year U.S. Treasury Notes	(1,207)	03/31/20	(143,161,516)	404,113
2 Year U.S. Treasury Notes	(238)	03/31/20	(51,289,000)	(30,254)

Total				$678,415

TOTAL FUTURES CONTRACTS				$(1,931,575)

SWAP CONTRACTS — At December 31, 2019, the Fund had the following swap contracts:

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACT

Referenced Obligation/Index	Financing Rate Received/(Paid) by the Fund(a)	Credit Spread at December 31, 2019(b)	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Sold:
CDX.NA.HY Index 33	5.000%	2.799%	12/20/24	$ 76,527	$7,493,101	$4,872,249	$2,620,852

(a)	Payments made quarterly.
(b)	Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND

Schedule of Investments

December 31, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Bank Loans(a) – 93.0%
Aerospace(b) – 0.6%
TransDigm, Inc. (B+/Ba3) (1M LIBOR + 2.500%)
$5,798,009	4.299%	08/22/24	$ 5,811,693
(3M LIBOR + 2.500%)
5,356,919	4.299	05/30/25	5,368,490

			11,180,183

Airlines(b) – 0.7%
Allegiant Travel Co. (BB-/Ba3) (3M LIBOR + 4.500%)
5,855,750	6.394	02/05/24	5,892,349
Atlantic Aviation FBO, Inc. (BB/Ba3) (1M LIBOR + 3.750%)
7,029,000	5.550	12/06/25	7,103,718

			12,996,067

Automotive - Distributors(b) – 0.9%
American Axle & Manufacturing, Inc. (BB/Ba2) (3M LIBOR + 2.250%)
4,143,221	4.190	04/06/24	4,143,221
Drive Chassis Holding Co. LLC (B+/Caa1) (3M LIBOR + 8.250%)
4,550,000	10.260	04/10/26	4,140,500
Thor Industries, Inc. (BB+/Ba3) (1M LIBOR + 3.750%)
3,105,912	5.500	02/01/26	3,113,677
Wand NewCo 3, Inc. (B/B1) (1M LIBOR + 3.500%)
5,397,875	5.299	02/05/26	5,436,686

			16,834,084

Automotive - Parts(b) – 3.2%
Adient US LLC (BB-/Ba2) (3M LIBOR + 4.250%)
5,219,635	6.182	05/06/24	5,244,429
CS Intermediate Holdco 2 LLC (BB/Ba2) (1M LIBOR + 2.000%)
3,852,276	3.799	11/02/23	3,605,730
Dana, Inc. (BBB-/Baa3) (1M LIBOR + 2.250%)
2,558,417	4.050	02/27/26	2,563,226
Dealer Tire LLC (B/B2) (1M LIBOR + 5.500%)
6,823,438	7.299	12/12/25	6,827,736
Garrett LX III S.a r.l. (BB-/Ba3) (3M LIBOR + 2.500%)
5,939,850	4.450	09/27/25	5,913,893
Gates Global LLC (B+/B1) (1M LIBOR + 2.750%)
4,251,664	4.549	04/01/24	4,251,664
Mavis Tire Express Services Corp. (B/B1)
(1M LIBOR + 3.250%)
283,036	5.049	03/20/25	275,608
(1M LIBOR + 3.250%)
9,896,147	5.049	03/20/25	9,615,789
Navistar International Corp. (BB-/Ba2) (1M LIBOR + 3.500%)
6,080,242	5.240	11/06/24	6,054,887

Principal Amount		Interest Rate	Maturity Date	Value

Bank Loans(a) – (continued)
Automotive - Parts(b) – (continued)
Panther BF Aggregator 2 LP (B+/Ba3)
(1M EURIBOR + 3.750%)
EUR	3,150,000	3.750%	04/30/26	$ 3,545,510
(1M LIBOR + 3.500%)
	$4,738,125	5.305	04/30/26	4,747,033
Tenneco, Inc. (BB/Ba3) (1M LIBOR + 3.000%)
	9,207,000	4.799	10/01/25	8,986,400

				61,631,905

Building & Construction Materials(b) – 0.7%
CSC Holdings LLC (BB/Ba3) (1M LIBOR + 2.500%)
	5,093,392	4.240	04/15/27	5,110,354
Swissport Financing S.a r.l. (B-/B2) (3M EURIBOR + 4.750%)
EUR	8,275,000	4.750	08/14/24	9,298,032

				14,408,386

Building Materials(b) – 3.2%
ACProducts, Inc. (B+/B3) (1M LIBOR + 5.500%)
	$4,889,124	7.299	02/15/24	4,852,456
Beacon Roofing Supply, Inc. (BB/B1) (1M LIBOR + 2.250%)
	3,091,160	4.049	01/02/25	3,102,751
CPG International, Inc. (B/B2) (3M LIBOR + 3.750%)
	10,125,388	5.933	05/05/24	10,116,984
Foundation Building Materials Holding Co. LLC (BB-/B2) (1M LIBOR + 3.000%)
	6,970,568	4.799	08/13/25	6,992,386
Hayward Industries, Inc. (B/B3) (1M LIBOR + 3.500%)
	7,635,956	5.299	08/05/24	7,567,232
Jeld-Wen, Inc. (BB+/Ba2) (3M LIBOR + 2.000%)
	3,345,182	3.945	12/14/24	3,346,587
LBM Borrower LLC (B+/B2) (1M LIBOR + 3.750%)
	3,421,781	5.549	08/20/22	3,438,890
NCI Building Systems, Inc. (B+/B2) (1M LIBOR + 3.750%)
	11,015,101	5.486	04/12/25	10,977,209
Quikrete Holdings, Inc. (BB-/B1) (1M LIBOR + 2.750%)
	10,825,000	4.549	11/15/23	10,861,697

				61,256,192

Capital Goods(b) – 0.2%
Rexnord LLC (BBB-/Ba1) (1M LIBOR + 1.750%)
	3,770,381	3.535	08/21/24	3,785,953

Chemicals(b) – 4.5%
Alpha 3 B.V. (B/B1) (3M LIBOR + 3.000%)
	8,492,905	4.945	01/31/24	8,507,088

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND

Schedule of Investments (continued)

December 31, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Bank Loans(a) – (continued)
Chemicals(b) – (continued)
ASP Unifrax Holdings, Inc. (B-/B3) (3M LIBOR + 3.750%)
$8,380,151	5.695%	12/12/25	$ 7,644,792
ASP Unifrax Holdings, Inc. (CCC+/Caa2) (3M LIBOR + 8.500%)
1,975,000	10.387	12/14/26	1,685,663
Cyanco Intermediate Corp. (B/B2) (1M LIBOR + 3.500%)
5,213,473	5.299	03/16/25	5,219,989
Element Solutions, Inc. (BB/Ba2) (1M LIBOR + 2.000%)
2,178,041	3.799	01/31/26	2,186,884
Emerald Performance Materials LLC (B-/B2) (1M LIBOR + 3.500%)
4,474,455	5.299	08/01/21	4,433,425
Emerald Performance Materials LLC (CCC+/Caa2) (1M LIBOR + 7.750%)
3,550,000	9.549	08/01/22	3,461,250
Hexion, Inc. (BB-/Ba3) (3M LIBOR + 3.500%)
4,987,469	5.600	07/01/26	5,006,172
INEOS Enterprises Holdings US Finco LLC (BB/Ba3) (3M LIBOR + 4.000%)
5,885,250	5.914	08/31/26	5,897,491
Momentive Performance Materials, Inc. (BB-/B1) (1M LIBOR + 3.250%)
9,452,500	5.050	05/15/24	9,387,561
Polar US Borrower LLC (B/B2) (3M LIBOR + 4.750%)
5,838,147	6.793	10/15/25	5,794,361
PQ Corp. (BB-/B1) (3M LIBOR + 2.500%)
4,293,678	4.427	02/08/25	4,314,374
Starfruit Finco B.V. (B+/B1) (1M LIBOR + 3.250%)
7,770,970	4.960	10/01/25	7,764,520
The Chemours Co. (BB+/Baa3) (1M LIBOR + 1.750%)
5,705,056	3.550	04/03/25	5,562,430
Tronox Finance LLC (BB-/Ba3) (1M LIBOR + 2.750%)
6,931,699	4.609	09/23/24	6,940,364
Univar, Inc. (BB+/Ba3) (1M LIBOR + 2.250%)
4,368,607	4.049	07/01/24	4,383,897

			88,190,261

Commercial Services(b) – 0.5%
AQ Carver Buyer, Inc. (B/B2)(c) (3M LIBOR + 5.000%)
2,194,500	6.945	09/23/25	2,150,610
Prime Security Services Borrower LLC (BB-/Ba3) (1M LIBOR + 3.250%)
5,486,250	4.944	09/23/26	5,497,223

Principal Amount		Interest Rate	Maturity Date	Value

Bank Loans(a) – (continued)
Commercial Services(b) – (continued)
Trans Union LLC (BB+/Ba2) (1M LIBOR + 1.750%)
	$2,913,462	3.549%	11/16/26	$ 2,923,396

				10,571,229

Construction Machinery(b) – 0.8%
Brookfield WEC Holdings, Inc. (B/B2) (1M LIBOR + 3.500%)
	9,900,000	5.299	08/01/25	9,960,291
Welbilt, Inc. (BB-/B1) (1M LIBOR + 2.500%)
	6,522,500	4.299	10/23/25	6,538,806

				16,499,097

Consumer Cyclical Services(b) – 0.5%
Fleet U.S. Bidco, Inc. (B+/B2) (6M LIBOR + 3.250%)
	1,596,000	5.235	10/07/26	1,603,980
Verisure Holding AB (NR/NR) (3M EURIBOR + 3.000%)
EUR	7,825,000	3.000	10/20/22	8,784,763

				10,388,743

Consumer Cyclical Services - Business(b) – 2.7%
Advantage Sales & Marketing, Inc. (B-/B2) (1M LIBOR + 3.250%)
	$5,492,460	5.049	07/23/21	5,304,344
Advantage Sales & Marketing, Inc. (CCC/Caa2) (1M LIBOR + 6.500%)
	4,203,226	8.299	07/25/22	3,711,701
Allied Universal Holding Co. LLC (B-/B3)
(3M LIBOR + 4.250%)
	6,869,820	6.049	07/10/26	6,904,169
(1M LIBOR + 4.250%)
	680,180	6.055	07/10/26	683,581
American Builders & Contractors Supply Co., Inc. (BB+/B1) (1M LIBOR + 2.000%)
	4,937,625	3.799	01/15/27	4,959,252
Colorado Buyer, Inc. (CCC/Caa1) (1M LIBOR + 7.250%)
	2,875,000	8.990	05/01/25	1,731,382
Guidehouse LLP (B-/B1) (1M LIBOR + 4.500%)
	3,715,569	6.299	05/01/25	3,678,414
Iron Mountain, Inc. (BB/Ba3) (1M LIBOR + 1.750%)
	3,181,680	3.549	01/02/26	3,170,735
Sabre GLBL, Inc. (BB/Ba2) (1M LIBOR + 2.000%)
	4,356,500	3.799	02/22/24	4,378,283
Stats Intermediate Holdings, LLC (B-/B2) (3M LIBOR + 5.250%)
	2,650,000	7.300	07/10/26	2,570,500
Tempo Acquisition LLC (B/B1) (1M LIBOR + 2.750%)
	10,868,515	4.549	05/01/24	10,925,140

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND

Schedule of Investments (continued)

December 31, 2019 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value

Bank Loans(a) – (continued)
Consumer Cyclical Services - Business(b) – (continued)
The House of HR (B+/B1) (6M EURIBOR + 4.250%)
EUR	2,475,000	4.250%	07/27/26	$ 2,775,347
USS Ultimate Holdings, Inc. (CCC+/Caa2) (6M LIBOR + 7.750%)
	$2,225,000	9.671	08/25/25	2,154,534

				52,947,382

Consumer Products - Household & Leisure(b) – 0.6%
Bombardier Recreational Products, Inc. (BB/Ba3) (1M LIBOR + 2.500%)
	4,438,875	4.299	05/23/25	4,448,862
Diamond (BC) B.V. (B-/B1) (2M LIBOR + 3.000%)
	3,089,298	4.927	09/06/24	3,018,245
Prestige Brands, Inc. (BB/Ba3) (1M LIBOR + 2.000%)
	3,312,665	3.799	01/26/24	3,331,713

				10,798,820

Consumer Products - Non Durable(b) – 1.2%
Alphabet Holding Co., Inc. (B-/B3) (1M LIBOR + 3.500%)
	3,462,570	5.299	09/26/24	3,332,724
Alphabet Holding Co., Inc. (CCC/Caa2) (1M LIBOR + 7.750%)
	7,350,000	9.549	09/26/25	6,437,350
Energizer Holdings, Inc. (BB+/Ba1) (1M LIBOR + 2.250%)
	2,640,000	4.000	12/17/25	2,650,956
HLF Financing S.A R.L. (BB+/Ba1) (1M LIBOR + 3.350%)
	2,164,043	4.549	08/18/25	2,168,847
KIK Custom Products, Inc. (CCC+/B3) (3M LIBOR + 4.000%)
	8,775,000	5.792	05/15/23	8,599,500

				23,189,377

Distributor(b) – 0.1%
UGI Energy Services LLC (NR/Ba3) (1M LIBOR + 3.750%)
	1,940,250	5.549	08/13/26	1,949,951

Diversified Financial Services(b) – 3.5%
Advisor Group, Inc. (B/B1) (1M LIBOR + 5.000%)
	5,000,000	6.799	08/01/26	4,953,150
AlixPartners LLP (B+/B2) (1M LIBOR + 2.750%)
	6,366,121	4.549	04/04/24	6,395,978
Blackstone CQP Holding Co. LP (B+/B1) (3M LIBOR + 3.500%)
	7,462,500	5.408	09/30/24	7,491,678
Citadel Securities LP (BBB-/Ba1) (1M LIBOR + 3.500%)
	8,126,851	5.299	02/27/26	8,142,130
DLG Acquisitions Ltd. (B/B2) (3M EURIBOR + 3.500%)
EUR	1,825,000	3.500	05/15/26	2,059,160

Principal Amount	Interest Rate	Maturity Date	Value

Bank Loans(a) – (continued)
Diversified Financial Services(b) – (continued)
Edelman Financial Center LLC (B/B1) (1M LIBOR + 3.250%)
$6,474,090	5.035%	07/21/25	$ 6,505,101
FinCo I LLC (BB/Baa3) (1M LIBOR + 2.000%)
4,608,968	3.799	12/27/22	4,630,307
First Eagle Investment Management LLC (BB+/Ba1) (3M LIBOR + 2.750%)
3,209,043	4.695	12/02/24	3,223,740
Franklin Square Holdings LP (BB/Ba1) (3M LIBOR + 2.250%)
4,122,811	4.063	08/01/25	4,138,272
Jefferies Finance LLC (BB-/Ba2) (1M LIBOR + 3.750%)
8,457,500	5.500	06/03/26	8,429,337
MHI Holdings LLC (B/B2) (1M LIBOR + 5.000%)
4,250,000	6.799	09/21/26	4,244,687
VFH Parent LLC (B+/Ba3) (1M LIBOR + 3.500%)
5,064,293	5.197	03/01/26	5,079,486
Victory Capital Management, Inc. (BB-/Ba3) (3M LIBOR + 3.250%)
2,942,991	5.349	07/01/26	2,961,384

			68,254,410

Diversified Manufacturing(b) – 2.5%
AI Plex Acquico GmbH (B/B2) (6M LIBOR + 5.000%)
1,147,125	7.196	07/31/26	1,081,165
Atkore International, Inc. (BB-/Ba3) (3M LIBOR + 2.750%)
7,494,211	4.700	12/22/23	7,516,694
Cortes NP Acquisition Corp. (B/B2) (3M LIBOR + 4.000%)
8,287,284	5.927	11/30/23	8,259,191
Dynacast International LLC (B-/B2) (3M LIBOR + 3.250%)
9,501,856	5.195	01/28/22	9,216,800
Gardner Denver, Inc. (BB+/Ba2) (1M LIBOR + 2.750%)
3,181,967	4.549	07/30/24	3,200,454
Robertshaw US Holding Corp. (B-/B3) (1M LIBOR + 3.250%)
2,979,419	5.063	02/28/25	2,696,374
Robertshaw US Holding Corp. (CCC/Caa2)(c) (1M LIBOR + 8.000%)
4,650,000	9.813	02/28/26	3,720,000
Titan Acquisition Ltd. (B/B2) (1M LIBOR + 3.000%)
9,391,508	4.799	03/28/25	9,223,776
Zodiac Pool Solutions LLC (BB/Ba3) (1M LIBOR + 2.250%)
3,838,790	4.049	07/02/25	3,853,186

			48,767,640

Electric Utilities – 0.3%
Pike Corp. (B/B2)(b) (1M LIBOR + 3.250%)
2,003,775	5.049	07/24/26	2,013,132

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND

Schedule of Investments (continued)

December 31, 2019 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Bank Loans(a) – (continued)
Electric Utilities – (continued)
Resideo Funding, Inc. (BBB-/Ba2)(d)
	$3,042,317	2.250%		10/24/25	$ 3,019,500

					5,032,632

Entertainment – 2.9%
Alterra Mountain Co. (B/B1)(b) (1M LIBOR + 2.750%)
	7,170,939	4.549		07/31/24	7,224,721
AMC Entertainment Holdings, Inc. (BB-/Ba2)(b) (6M LIBOR + 3.000%)
	8,882,875	4.800		04/22/26	8,944,700
Amer Sports Oyj (B+/B1)(b) (3M EURIBOR + 4.500%)
EUR	4,300,000	4.500		03/30/26	4,806,573
CityCenter Holdings LLC (BB-/B1)(b) (1M LIBOR + 2.250%)
	$5,575,568	4.049		04/18/24	5,594,692
Crown Finance US, Inc. (BB-/B1)(b)
(1M LIBOR + 2.250%)
	5,080,977	4.049		02/28/25	5,074,016
(1M LIBOR + 2.500%)
	1,097,250	4.299		09/30/26	1,096,570
PCI Gaming Authority (BB+/Ba3)(b) (1M LIBOR + 2.500%)
	5,069,077	4.299		05/29/26	5,098,630
Playtika Holding Corp. (B+/B1)(d)
	1,325,000	0.000		12/10/24	1,337,587
Terrapure Environmental Ltd. (B/B2)(c)(d)
	2,675,000	0.000		11/25/26	2,675,000
UFC Holdings LLC (B/B2)(b) (1M LIBOR + 3.250%)
	7,660,191	5.500		04/29/26	7,704,850
Vue International Bidco PLC (B-/B2)
EUR	563,904	0.000	(d)	07/03/26	636,680
(3M EURIBOR + 4.750%)
	3,136,096	4.750	(b)	07/03/26	3,540,835
World Triathlon Corp. (B/B2)(b) (1M LIBOR + 4.250%)
	$2,094,750	6.049		08/15/26	2,086,895

					55,821,749

Environmental(b) – 1.4%
Core & Main LP (B+/B2) (3M LIBOR + 2.750%)
	6,488,495	4.664		08/01/24	6,485,770
EnergySolutions LLC (B-/B3) (3M LIBOR + 3.750%)
	6,498,405	5.695		05/09/25	6,122,732
FTS International, Inc. (CCC+/Caa1) (1M LIBOR + 4.750%)
	2,067,585	6.549		04/16/21	1,767,785
GFL Environmental, Inc. (B+/B1) (1M LIBOR + 3.000%)
	9,970,678	4.799		05/30/25	9,977,758

Principal Amount		Interest Rate	Maturity Date	Value

Bank Loans(a) – (continued)
Environmental(b) – (continued)
Innovative Water Care Global Corp. (B-/B3) (3M LIBOR + 5.000%)
	$2,903,063	6.945%	02/27/26	$ 2,322,450

				26,676,495

Food & Beverages(b) – 1.4%
CHG PPC Parent LLC (B/B2) (1M LIBOR + 2.750%)
	5,400,418	4.549	03/31/25	5,407,169
Chobani LLC (B-/B1) (1M LIBOR + 3.500%)
	3,564,426	5.299	10/10/23	3,563,535
Shearer’s Foods, Inc. (CCC/Caa2) (1M LIBOR + 6.750%)
	2,390,889	8.549	06/30/22	2,363,991
Sigma Bidco B.V. (B+/B1) (3M LIBOR + 3.000%)
	2,578,448	5.085	07/02/25	2,578,448
Sunshine Investments B.V. (B+/B1)
(3M EURIBOR + 3.250%)
EUR	525,000	3.250	03/28/25	592,167
(3M LIBOR + 3.250%)
	$6,540,400	5.160	03/28/25	6,544,521
US Foods, Inc. (BB+/Ba3)
(1M LIBOR + 1.750%)
	4,588,400	3.549	06/27/23	4,600,834
(1M LIBOR + 2.000%)
	798,000	3.799	09/13/26	800,745

				26,451,410

Food & Drug Retailers(b) – 0.6%
Albertsons LLC (BB/Ba2)
(1M LIBOR + 2.750%)
	2,881,471	4.549	11/17/25	2,905,013
(1M LIBOR + 2.750%)
	3,089,109	4.549	08/17/26	3,113,914
B&G Foods, Inc. (BB/Ba2) (1M LIBOR + 2.500%)
	1,346,625	4.299	10/10/26	1,356,159
BJ’s Wholesale Club, Inc. (BB-/B2) (1M LIBOR + 2.750%)
	4,437,902	4.491	02/03/24	4,464,618

				11,839,704

Gaming – 2.3%
Caesars Entertainment Operating Co., Inc. (BB/B1)(b) (1M LIBOR + 2.000%)
	5,560,742	3.799	10/07/24	5,589,546
Caesars Resort Collection LLC (BB/Ba3)(b) (1M LIBOR + 2.750%)
	9,544,323	4.549	12/23/24	9,554,249
Eldorado Resorts LLC (BB/Ba1)(b) (1M LIBOR + 2.250%)
	3,289,303	4.063	04/17/24	3,286,211

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND

Schedule of Investments (continued)

December 31, 2019 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Bank Loans(a) – (continued)
Gaming – (continued)
MGM Growth Properties Operating Partnership LP (BB+/Ba3)(b) (1M LIBOR + 2.000%)
	$5,820,090	3.799%		03/21/25	$ 5,839,471
Mohegan Tribal Gaming Authority (B-/B1)
(1M LIBOR + 3.750%)
	4,117,173	5.549	(b)	10/13/21	4,040,717
	3,341,158	0.000	(d)	10/13/23	3,214,662
Scientific Games International, Inc. (B+/B1)(b) (1M LIBOR + 2.750%)
	10,240,819	4.549		08/14/24	10,257,921
The Stars Group Holdings B.V. (B+/B1)(b) (3M LIBOR + 3.500%)
	2,590,329	5.445		07/10/25	2,610,741

					44,393,518

Health Care - Pharmaceuticals(b) – 1.7%
Amedes Holding AG (B/B2) (3M EURIBOR + 4.000%)
EUR	3,025,000	4.000		05/30/26	3,408,276
Bausch Health Cos., Inc. (BB/Ba2) (1M LIBOR + 2.750%)
	$14,086,726	4.490		11/27/25	14,151,947
Endo Luxembourg Finance Co. I S.A.R.L. (B+/B1) (1M LIBOR + 4.250%)
	6,858,253	6.063		04/29/24	6,549,631
Grifols Worldwide Operations USA, Inc. (BB+/Ba2) (1M LIBOR + 2.000%)
	9,148,888	3.740		11/15/27	9,220,340

					33,330,194

Health Care - Services(b) – 6.9%
21st Century Oncology Holdings, Inc. (NR/NR) (3M LIBOR + 6.125%)
	3,405,313	8.135		01/16/23	3,371,260
Air Medical Group Holdings, Inc. (B/B1) (1M LIBOR + 3.250%)
	5,441,998	5.035		04/28/22	5,318,683
Air Methods Corp. (B/B3) (3M LIBOR + 3.500%)
	4,769,783	5.445		04/22/24	4,161,636
American Renal Holdings, Inc. (B-/B3) (1M LIBOR + 5.500%)
	5,484,648	6.799		06/21/24	5,192,810
Athenahealth, Inc. (B/B2) (3M LIBOR + 4.500%)
	6,473,388	6.401		02/11/26	6,497,664
Change Healthcare Holdings LLC (B+/B1) (1M LIBOR + 2.500%)
	6,986,683	4.299		03/01/24	7,005,268
Envision Healthcare Corp. (B/B2) (1M LIBOR + 3.750%)
	12,810,302	5.549		10/10/25	10,895,161
ExamWorks Group, Inc. (B/B1) (1M LIBOR + 3.250%)
	4,780,164	5.049		07/27/23	4,805,547

Principal Amount		Interest Rate	Maturity Date	Value

Bank Loans(a) – (continued)
Health Care - Services(b) – (continued)
Gentiva Health Services, Inc. (B/B1) (1M LIBOR + 3.750%)
	$4,758,767	5.563%	07/02/25	$ 4,779,610
HCA, Inc. (BBB-/Baa3) (1M LIBOR + 1.750%)
	5,432,865	3.549	03/13/25	5,458,671
IQVIA, Inc. (BBB-/Ba1) (3M LIBOR + 1.750%)
	3,180,854	3.695	06/11/25	3,194,786
MPH Acquisition Holdings LLC (B+/B1) (3M LIBOR + 2.750%)
	10,082,295	4.695	06/07/23	9,925,616
RegionalCare Hospital Partners Holdings, Inc. (B+/B1) (3M LIBOR + 4.500%)
	11,053,559	8.250	11/17/25	11,133,697
Rodenstock GmbH (B/B2) (3M EURIBOR + 5.250%)
EUR	5,200,000	5.250	06/05/26	5,433,057
Sedgwick Claims Management Services, Inc. (B/B2) (1M LIBOR + 3.250%)
	$7,573,500	5.049	12/31/25	7,571,152
Sotera Health Holdings LLC (B/B2) (3M LIBOR + 4.500%)
	8,191,487	6.289	12/11/26	8,209,427
Team Health Holdings, Inc. (B-/B2) (1M LIBOR + 2.750%)
	15,084,828	4.549	02/06/24	12,166,819
U.S. Renal Care, Inc. (B/B2) (1M LIBOR + 5.000%)
	6,758,063	6.813	06/26/26	6,690,482
Verscend Holding Corp. (B+/B3) (1M LIBOR + 4.500%)
	7,611,215	6.299	08/27/25	7,655,589
WP CityMD Bidco LLC (B-/B2) (3M LIBOR + 4.500%)
	5,000,000	6.445	08/13/26	5,001,050

				134,467,985

Home Construction(b) – 0.3%
Builders FirstSource, Inc. (BB-/B2) (1M LIBOR + 3.000%)
	855,405	4.799	02/29/24	857,082
Gyp Holdings III Corp. (BB-/B2) (1M LIBOR + 2.750%)
	4,366,911	4.549	06/01/25	4,371,015

				5,228,097

Insurance(b) – 1.2%
Alliant Holdings Intermediate LLC (B/B2) (1M LIBOR + 3.250%)
	3,383,000	4.990	05/09/25	3,385,537
AssuredPartners, Inc. (B/B2) (1M LIBOR + 3.500%)
	3,371,146	5.299	10/22/24	3,378,731
HUB International Ltd. (B/B2) (3M LIBOR + 2.750%)
	6,805,905	4.940	04/25/25	6,796,921

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND

Schedule of Investments (continued)

December 31, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Bank Loans(a) – (continued)
Insurance(b) – (continued)
USI, Inc. (B/B2) (3M LIBOR + 3.000%)
$10,385,248	4.945%	05/16/24	$ 10,374,863

			23,936,052

Lodging(b) – 0.3%
Four Seasons Hotels Ltd. (BB+/Ba3) (1M LIBOR + 2.000%)
5,482,228	3.799	11/30/23	5,517,204

Machinery(b) – 0.3%
Clark Equipment Co. (BBB-/Ba3) (3M LIBOR + 1.750%)
2,801,795	3.695	05/18/24	2,810,901
Shape Technologies Group, Inc. (B-/B3) (3M LIBOR + 3.000%)
4,151,973	4.934	04/21/25	3,709,082

			6,519,983

Media - Broadcasting & Radio(b) – 3.4%
Ascend Learning LLC (B/Ba3) (1M LIBOR + 3.000%)
4,247,630	4.799	07/12/24	4,271,544
Cumulus Media New Holdings, Inc. (B/B2) (1M LIBOR + 3.750%)
5,336,625	5.549	03/31/26	5,386,416
Diamond Sports Group LLC (BB/Ba2) (1M LIBOR + 3.250%)
8,802,938	5.030	08/24/26	8,784,627
Digital Room Holdings, Inc. (B-/B2) (1M LIBOR + 5.000%)
4,999,875	6.792	05/21/26	4,699,883
Meredith Corp. (BB/Ba2) (1M LIBOR + 2.750%)
5,893,413	4.549	01/31/25	5,919,579
Metro-Goldwyn-Mayer, Inc. (B-/B2) (1M LIBOR + 4.500%)
4,125,000	6.300	07/03/26	4,099,219
Metro-Goldwyn-Mayer, Inc. (BB/Ba2) (1M LIBOR + 2.500%)
2,233,040	4.300	07/03/25	2,235,831
Nexstar Broadcasting, Inc. (BB/Ba3) (1M LIBOR + 2.250%)
4,876,365	4.055	01/17/24	4,891,872
Nexstar Broadcasting, Inc. (BB/Ba3) (1M LIBOR + 2.750%)
2,575,000	4.452	09/18/26	2,587,000
Renaissance Holding Corp. (B-/B2) (1M LIBOR + 3.250%)
4,870,988	5.049	05/30/25	4,837,914
Renaissance Holding Corp. (CCC/Caa2) (1M LIBOR + 7.000%)
2,525,000	8.799	05/29/26	2,356,658
The E.W. Scripps Co. (BB-/Ba2) (1M LIBOR + 2.000%)
3,162,334	3.799	10/02/24	3,153,448
Univision Communications, Inc. (B/B2) (1M LIBOR + 2.750%)
7,817,639	4.549	03/15/24	7,708,349

Principal Amount	Interest Rate	Maturity Date	Value

Bank Loans(a) – (continued)
Media - Broadcasting & Radio(b) – (continued)
WMG Acquisition Corp. (BB-/Ba3) (1M LIBOR + 2.125%)
$5,987,047	3.924%	11/01/23	$ 6,014,587

			66,946,927

Media - Cable(b) – 2.3%
Altice Financing SA (B+/B2) (1M LIBOR + 2.750%)
7,854,861	4.515	01/31/26	7,800,898
Altice Financing SA (B/B2) (1M LIBOR + 2.750%)
1,984,733	4.490	07/15/25	1,976,794
Altice France SA (B/B2) (1M LIBOR + 3.688%)
4,121,882	5.427	01/31/26	4,121,882
Cogeco Communications, Inc. (BB-/B1) (1M LIBOR + 2.250%)
5,193,565	4.049	01/03/25	5,207,847
CSC Holdings LLC (BB/Ba3) (1M LIBOR + 2.250%)
5,302,997	3.990	07/17/25	5,305,966
Midcontinent Communications (BB/Ba3) (3M LIBOR + 2.250%)
1,496,250	6.000	08/15/26	1,506,230
Numericable Group SA (B/B2) (1M LIBOR + 2.750%)
10,514,480	4.549	07/31/25	10,424,686
Virgin Media Bristol LLC (BB-/Ba3) (1M LIBOR + 2.500%)
3,458,080	4.240	01/31/28	3,477,549
Ziggo Secured Finance BV (B+/B1) (1M LIBOR + 2.500%)
5,700,000	4.240	04/15/25	5,714,991

			45,536,843

Media - Non Cable – 3.4%
Cambium Learning Group, Inc. (B/B2)(b) (1M LIBOR + 4.500%)
5,187,213	6.299	12/18/25	5,005,661
Clear Channel Outdoor Holdings, Inc. (B+/B1)(b) (1M LIBOR + 3.500%)
5,486,250	5.299	08/21/26	5,511,706
Entercom Media Corp. (BB/Ba3)(b) (1M LIBOR + 2.500%)
2,850,797	4.305	11/18/24	2,868,615
Getty Images, Inc. (B-/B2)(b) (1M LIBOR + 4.500%)
6,529,759	6.313	02/19/26	6,537,921
Gray Television, Inc. (BB/Ba2)(b) (1M LIBOR + 2.500%)
4,601,340	4.197	01/02/26	4,627,246
Hubbard Radio LLC (BB-/B1)(b) (1M LIBOR + 3.500%)
3,790,378	5.300	03/28/25	3,780,902
iHeartCommunications, Inc. (BB-/B1)(b) (1M LIBOR + 4.000%)
3,935,022	5.691	05/01/26	3,962,882
Lions Gate Capital Holdings LLC (B+/Ba2)(b) (1M LIBOR + 2.250%)
4,786,270	4.049	03/24/25	4,771,337

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND

Schedule of Investments (continued)

December 31, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Bank Loans(a) – (continued)
Media - Non Cable – (continued)
McGraw-Hill Global Education Holdings LLC (B+/B2)(b) (1M LIBOR + 4.000%)
$11,959,675	5.799%	05/04/22	$ 11,404,866
Mission Broadcasting, Inc. (BB/Ba3)(b) (1M LIBOR + 2.250%)
968,960	3.941	01/17/24	972,041
NEP/NCP Holdco, Inc. (B+/B2)(b) (1M LIBOR + 3.250%)
6,764,240	5.049	10/20/25	6,631,796
NEP/NCP Holdco, Inc. (CCC+/Caa2)(b) (1M LIBOR + 7.000%)
7,000,000	8.799	10/19/26	6,282,500
Terrier Media Buyer, Inc. (BB-/Ba3)(d)
3,100,000	0.000	12/17/26	3,129,078

			65,486,551

Metals & Mining(b) – 1.4%
Aleris International, Inc. (B-/B3) (1M LIBOR + 4.750%)
4,984,917	6.555	02/27/23	4,982,424
AMG Advanced Metallurgical Group NV (BB/Ba3) (1M LIBOR + 3.000%)
2,131,843	4.799	02/01/25	2,092,767
Anvil International LLC (B/B2) (1M LIBOR + 5.000%)
3,990,000	6.800	05/28/26	3,810,450
Crosby US Acquisition Corp. (B-/B2) (1M LIBOR + 4.750%)
4,825,750	6.535	06/26/26	4,705,106
U.S. Silica Co. (B/B2) (1M LIBOR + 4.000%)
6,285,242	5.813	05/01/25	5,537,738
Unimin Corp. (BB-/B3) (3M LIBOR + 4.000%)
8,218,134	6.043	06/01/25	6,298,460

			27,426,945

Packaging(b) – 3.6%
Berlin Packaging LLC (B-/B3) (3M LIBOR + 3.000%)
6,263,360	4.950	11/07/25	6,207,428
Berry Global, Inc. (BBB-/Ba2) (3M LIBOR + 2.250%)
5,386,500	4.215	07/01/26	5,395,495
BWAY Holding Co. (B/B2) (3M LIBOR + 3.250%)
11,494,292	5.234	04/03/24	11,444,062
Canister International Group, Inc. (B/B2) (3M LIBOR + 4.750%)
1,300,000	6.515	12/18/26	1,300,000
Charter NEX US, Inc. (B/B2) (1M LIBOR + 3.000%)
8,231,785	4.799	05/16/24	8,190,626
Charter NEX US, Inc. (B/B2) (1M LIBOR + 3.500%)
2,288,500	5.299	05/16/24	2,299,942

Principal Amount		Interest Rate	Maturity Date	Value

Bank Loans(a) – (continued)
Packaging(b) – (continued)
Consolidated Container Co. LLC (B+/B2)
(1M LIBOR + 2.750%)
	$5,776,242	4.549%	05/22/24	$ 5,781,036
(1M LIBOR + 3.500%)
	746,250	5.299	06/14/26	750,601
Flex Acquisition Co., Inc. (B/B2)
(3M LIBOR + 3.000%)
	4,170,262	5.099	12/29/23	4,130,311
(3M LIBOR + 3.250%)
	5,871,110	5.349	06/29/25	5,818,505
LABL, Inc. (B/B2)
(1M EURIBOR + 5.000%)
EUR	3,050,000	5.000	07/01/26	3,436,170
(1M LIBOR + 4.500%)
	$1,845,375	6.299	07/01/26	1,848,457
Pro Mach Group, Inc. (B-/B2) (1M LIBOR + 2.750%)
	6,024,512	4.535	03/07/25	5,960,532
Reynolds Group Holdings, Inc. (B+/B1) (1M LIBOR + 2.750%)
	6,450,424	4.549	02/05/23	6,465,582

				69,028,747

Paper(b) – 0.3%
Pregis TopCo Corp. (B/B2) (1M LIBOR + 4.000%)
	5,650,000	5.799	07/31/26	5,648,249

Pipelines(b) – 1.7%
BCP Raptor LLC (B/B3)
(1M LIBOR + 4.250%)
	8,252,299	6.049	06/24/24	7,592,115
(1M LIBOR + 4.750%)
	6,119,250	6.549	11/03/25	5,629,710
Centurion Pipeline Co. LLC (BB+/Ba3) (1M LIBOR + 3.250%)
	4,147,152	5.049	09/29/25	4,141,968
Moda Ingleside Energy Center LLC (BB+/B1) (1M LIBOR + 3.250%)
	3,168,000	5.049	09/29/25	3,171,168
NorthRiver Midstream Finance LP (BB+/Ba3) (3M LIBOR + 3.250%)
	3,752,500	5.349	10/01/25	3,754,076
Prairie ECI Acquiror LP (B+/B1) (3M LIBOR + 4.750%)
	3,166,259	6.695	03/11/26	3,136,085
Traverse Midstream Partners LLC (B+/B2) (1M LIBOR + 4.000%)
	6,023,750	5.800	09/27/24	5,409,328

				32,834,450

Pipelines(b) – 0.4%
Lower Cadence Holdings LLC (B/B2) (1M LIBOR + 4.000%)
	2,238,750	5.799	05/22/26	2,209,377
Waterbridge Midstream Operating LLC (B/B1) (6M LIBOR + 5.750%)
	5,486,250	7.834	06/22/26	5,383,383

				7,592,760

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND

Schedule of Investments (continued)

December 31, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Bank Loans(a) – (continued)
Real Estate Investment Trust(b) – 0.7%
Brookfield Property REIT, Inc. (BB+/Ba3) (1M LIBOR + 2.500%)
$7,260,409	4.299%	08/27/25	$ 7,207,480
iStar, Inc. (BB/Ba2) (1M LIBOR + 2.750%)
3,551,212	4.514	06/28/23	3,568,968
Realogy Corp. (BB/Ba2) (1M LIBOR + 2.250%)
3,042,239	3.600	07/20/22	3,011,817

			13,788,265

Restaurants(b) – 1.2%
1011778 B.C. Unlimited Liability Co. (BB+/Ba2) (1M LIBOR + 1.750%)
9,936,022	3.549	11/19/26	9,945,858
CEC Entertainment, Inc. (B-/B2) (1M LIBOR + 6.500%)
2,169,563	8.299	08/30/26	2,078,137
IRB Holding Corp. (B+/B2) (3M LIBOR + 3.250%)
8,687,903	5.216	02/05/25	8,733,775
NPC International, Inc. (CCC-/B3) (3M LIBOR + 3.500%)
5,240,996	5.427	04/19/24	2,418,720

			23,176,490

Retailers(b) – 2.9%
Academy Ltd. (CCC+/Caa2) (1M LIBOR + 4.000%)
10,963,284	5.694	07/01/22	8,966,651
Bass Pro Group LLC (B+/B1) (1M LIBOR + 5.000%)
10,513,665	6.799	09/25/24	10,474,239
EG Finco Ltd. (B/B2) (3M LIBOR + 4.000%)
4,325,876	5.961	02/07/25	4,301,564
Harbor Freight Tools USA, Inc. (BB-/Ba3) (1M LIBOR + 2.500%)
8,489,644	4.299	08/18/23	8,450,167
Neiman Marcus Group Ltd. LLC (CCC+/Caa2) (1M LIBOR + 6.000%)
2,843,440	7.713	10/25/23	2,338,729
OEConnection LLC (B-/B2) (3M LIBOR + 4.000%)
2,961,193	7.750	09/25/26	2,972,298
Party City Holdings, Inc. (B+/B1) (3M LIBOR + 2.750%)
1,095,360	4.490	08/19/22	1,014,862
PetSmart, Inc. (B/B2) (1M LIBOR + 4.000%)
5,448,931	5.740	03/11/22	5,383,653
Shutterfly, Inc. (B/B1) (3M LIBOR + 6.000%)
2,650,000	7.945	10/01/26	2,479,950

Principal Amount	Interest Rate	Maturity Date	Value

Bank Loans(a) – (continued)
Retailers(b) – (continued)
Staples, Inc. (B+/B1) (1M LIBOR + 5.000%)
$10,788,909	6.691%	04/16/26	$ 10,590,717

			56,972,830

Services Cyclical - Business Services(b) – 0.9%
EVO Payments International LLC (B/B2) (1M LIBOR + 3.250%)
6,819,053	5.060	12/22/23	6,856,013
Shift4 Payments LLC (B+/B1) (3M LIBOR + 4.500%)
3,638,219	6.427	11/29/24	3,647,314
Travelport Finance S.a.r.l. (B+/B2) (3M LIBOR + 5.000%)
8,104,688	6.945	05/29/26	7,553,569

			18,056,896

Services Cyclical - Consumer Services(b) – 2.4%
Asurion LLC (B/B3) (1M LIBOR + 6.500%)
11,100,000	8.299	08/04/25	11,227,650
Asurion LLC (B+/Ba3)
(1M LIBOR + 3.000%)
1,171,547	4.799	08/04/22	1,177,651
(1M LIBOR + 3.000%)
6,147,111	4.799	11/03/23	6,178,953
KUEHG Corp. (B-/B2) (3M LIBOR + 3.750%)
10,495,550	5.695	02/21/25	10,519,584
Spin Holdco, Inc. (B-/B2) (3M LIBOR + 3.250%)
9,712,319	5.251	11/14/22	9,616,944
USIC Holdings, Inc. (B-/B2) (1M LIBOR + 3.250%)
2,204,469	5.049	12/08/23	2,194,835
USS Ultimate Holdings, Inc. (B/B2) (3M LIBOR + 3.750%)
3,138,157	5.695	08/25/24	3,144,057
Weight Watchers International, Inc. (BB-/Ba2) (3M LIBOR + 4.750%)
3,513,780	6.720	11/29/24	3,518,172

			47,577,846

Technology - Hardware(b) – 0.4%
CommScope, Inc. (B+/Ba3) (1M LIBOR + 3.250%)
5,162,063	5.049	04/06/26	5,189,473
ON Semiconductor Corp. (BB/Baa3) (1M LIBOR + 2.000%)
2,668,313	3.799	09/19/26	2,685,336

			7,874,809

Technology - Software/Services – 14.3%
Almonde, Inc. (B-/B2)(b) (2M LIBOR + 3.500%)
5,735,164	5.696	06/13/24	5,687,390
Almonde, Inc. (CCC/Caa2)(b) (6M LIBOR + 7.250%)
3,825,000	9.446	06/13/25	3,730,752

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND

Schedule of Investments (continued)

December 31, 2019 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value

Bank Loans(a) – (continued)
Technology - Software/Services – (continued)
Ancestry.com Operations, Inc. (B/B2)(b) (1M LIBOR + 4.250%)
	$2,679,518	6.050%	08/27/26	$ 2,627,615
AppLovin Corp. (B+/B1)(b) (1M LIBOR + 3.500%)
	5,169,710	5.299	08/15/25	5,198,816
Avast Software B.V. (BB/BA2)(b) (3M LIBOR + 2.250%)
	1,449,608	4.195	09/29/23	1,461,567
BMC Software Finance, Inc. (B-/B2)(b) (1M LIBOR + 4.250%)
	5,181,464	6.049	10/02/25	5,117,524
Bracket Intermediate Holding Corp. (B-/B2)(b) (3M LIBOR + 4.250%)
	4,316,681	6.349	09/05/25	4,284,306
CCC Information Services, Inc. (B/B2)(b) (1M LIBOR + 2.750%)
	5,266,489	4.550	04/29/24	5,273,072
CCC Information Services, Inc. (CCC/Caa2)(b) (1M LIBOR + 6.750%)
	2,675,000	8.549	04/27/25	2,679,013
Cerence, Inc. (B/B2)(b)(c) (1M LIBOR + 6.000%)
	4,325,000	7.691	10/01/24	4,097,938
Ceridian HCM Holding, Inc. (B/B2)(b) (1M LIBOR + 3.000%)
	10,400,454	4.799	04/30/25	10,456,824
ConvergeOne Holdings, Inc. (B-/B2)(b) (1M LIBOR + 5.000%)
	2,403,890	6.799	01/04/26	2,290,570
Datto, Inc. (B/B2)(b) (1M LIBOR + 4.250%)
	5,211,905	6.049	04/02/26	5,237,964
DCert Buyer, Inc. (B-/B2)(b) (1M LIBOR + 4.000%)
	9,575,000	5.799	10/16/26	9,596,544
Dynatrace LLC (B/B1)(b) (1M LIBOR + 2.750%)
	4,107,526	4.549	08/22/25	4,129,337
Electronics for Imaging, Inc. (B-/B2)(b) (3M LIBOR + 5.000%)
	1,875,000	6.945	07/23/26	1,737,900
Ellie Mae, Inc. (B/B2)(b) (3M LIBOR + 4.000%)
	8,428,875	5.945	04/17/26	8,465,793
Emerald TopCo, Inc. (B/B2)(b) (1M LIBOR + 3.500%)
	4,438,875	5.299	07/24/26	4,459,693
Eta Australia Holdings III Pty Ltd. (B/B2)(b) (1M LIBOR + 4.000%)
	5,124,250	5.799	05/06/26	5,162,682
Financial & Risk US Holdings, Inc. (B/B2)(b)
(3M EURIBOR + 4.000%)
EUR	3,465,000	4.000	10/01/25	3,909,661
(1M LIBOR + 3.250%)
	$11,086,134	5.049	10/01/25	11,180,367
Genuine Financial Holdings LLC (B/B2)(b) (1M LIBOR + 3.750%)
	6,693,805	5.549	07/12/25	6,631,084

Principal Amount	Interest Rate	Maturity Date	Value

Bank Loans(a) – (continued)
Technology - Software/Services – (continued)
Genuine Financial Holdings LLC (CCC+/Caa2)(b) (1M LIBOR + 7.250%)
$4,300,000	9.049%	07/10/26	$ 4,214,000
Huskies Parent, Inc. (B-/B2)(b) (2M LIBOR + 4.000%)
1,000,000	5.853	07/31/26	1,000,000
Hyland Software, Inc. (B-/B1)(b) (1M LIBOR + 3.500%)
5,412,408	5.299	07/01/24	5,436,114
Hyland Software, Inc. (CCC/Caa1)(b) (1M LIBOR + 7.000%)
3,275,000	8.799	07/07/25	3,311,844
Infor (US), Inc. (B/Ba3)(b) (3M LIBOR + 2.750%)
4,144,608	4.695	02/01/22	4,160,896
Informatica LLC (B/B1)(b) (1M LIBOR + 3.250%)
2,668,174	5.049	08/05/22	2,677,219
Ion Trading Technologies S.a.r.l. (B/B3)(b) (3M LIBOR + 4.000%)
5,215,739	6.064	11/21/24	4,994,070
MA FinanceCo. LLC (BB-/B1)(b) (1M LIBOR + 2.500%)
1,143,040	4.299	06/21/24	1,143,521
Marcel LUX IV S.a.r.l. (B/B2)(b) (1M LIBOR + 3.250%)
7,279,000	5.049	03/15/26	7,224,408
McAfee LLC (B/B2)(b) (1M LIBOR + 3.750%)
4,427,582	5.555	09/30/24	4,444,185
McAfee LLC (B-/Caa1)(b) (3M LIBOR + 8.500%)
2,800,000	10.305	09/29/25	2,811,228
MH Sub I LLC (B/B2)(b) (1M LIBOR + 3.750%)
7,277,676	5.549	09/13/24	7,285,754
Microchip Technology, Inc. (BB+/Baa3)(b) (1M LIBOR + 2.000%)
4,880,981	3.800	05/29/25	4,905,386
Mitchell International, Inc. (CCC/Caa2)(b) (1M LIBOR + 7.250%)
1,100,000	9.049	12/01/25	1,053,250
Mitchell International, Inc. (B-/B2)(b) (1M LIBOR + 3.250%)
4,207,152	5.049	11/29/24	4,165,754
Omnitracs, Inc. (B/B2)(b) (3M LIBOR + 2.750%)
5,336,466	4.678	03/21/25	5,314,800
Project Boost Purchaser LLC (B-/B2)(d)
5,187,000	0.000	06/01/26	5,204,843
QBS Parent, Inc. (B/B2)(b) (3M LIBOR + 4.250%)
4,851,000	6.195	09/22/25	4,778,235
Quest Software US Holdings Inc. (B+/B2)(b) (3M LIBOR + 4.250%)
2,555,639	6.177	05/16/25	2,528,498
Rocket Software, Inc. (B/B1)(b) (1M LIBOR + 4.250%)
3,672,250	6.049	11/28/25	3,559,806

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND

Schedule of Investments (continued)

December 31, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Bank Loans(a) – (continued)
Technology - Software/Services – (continued)
Seattle SpinCo, Inc. (BB-/B1)(b) (1M LIBOR + 2.500%)
$7,719,234	4.299%	06/21/24	$ 7,722,477
Severin Acquisition LLC (B-/B2)(b) (3M LIBOR + 3.000%)
7,887,605	4.894	08/01/25	7,830,893
Solera LLC (B/Ba3)(b) (1M LIBOR + 2.750%)
3,805,412	4.549	03/03/23	3,808,989
SS&C Technologies Holdings Europe S.a.r.l. (BB+/Ba2)(b) (1M LIBOR + 2.250%)
3,613,396	4.049	04/16/25	3,636,667
SS&C Technologies, Inc. (BB+/Ba2)(b) (1M LIBOR + 2.250%)
5,219,151	4.049	04/16/25	5,252,762
Syncsort, Inc. (B-/B2)(b) (3M LIBOR + 6.000%)
5,275,000	7.914	08/16/24	4,998,063
The Dun & Bradstreet Corp. (B-/B2)(b) (1M LIBOR + 5.000%)
8,200,000	6.792	02/06/26	8,264,944
The Ultimate Software Group, Inc. (B/B2)(b) (1M LIBOR + 3.750%)
4,937,625	5.549	05/04/26	4,966,164
TIBCO Software, Inc. (B/B1)(b) (1M LIBOR + 4.000%)
2,294,250	5.710	06/30/26	2,302,142
TriTech Software Systems (B/B3)(b) (1M LIBOR + 3.750%)
10,589,750	5.549	08/29/25	10,048,931
TTM Technologies, Inc. (BB+/Ba3)(b) (1M LIBOR + 2.500%)
4,591,547	4.191	09/28/24	4,608,765
Ultra Clean Holdings, Inc. (B+/B1)(b) (1M LIBOR + 4.500%)
3,036,481	6.299	08/27/25	3,028,889
Upland Software, Inc. (B/B2)(b) (1M LIBOR + 3.750%)
4,413,938	5.549	08/06/26	4,419,455
Vertafore, Inc. (B-/B2)(b) (1M LIBOR + 3.250%)
6,402,751	5.049	07/02/25	6,321,244
Vertafore, Inc. (CCC/Caa2)(b) (1M LIBOR + 7.250%)
2,125,000	9.049	07/02/26	2,096,674
Zelis Healthcare Corp. (B/B2)(b) (1M LIBOR + 4.750%)
4,350,000	6.549	09/30/26	4,368,140

			277,305,422

Telecommunication Services(b) – 1.6%
Connect Finco S.a.r.l. (B+/B1) (1M LIBOR + 4.500%)
1,778,914	6.290	12/11/26	1,837,726
Imperva, Inc. (B-/B2) (3M LIBOR + 4.000%)
7,785,263	5.986	01/12/26	7,287,006
MLN US Holding Co. LLC (B/B2) (1M LIBOR + 4.500%)
3,356,423	6.191	11/30/25	3,163,429

Principal Amount	Interest Rate	Maturity Date	Value

Bank Loans(a) – (continued)
Telecommunication Services(b) – (continued)
Project Alpha Intermediate Holding, Inc. (B/B3) (3M LIBOR + 3.500%)
$5,521,684	5.490%	04/26/24	$ 5,525,162
Vivid Seats Ltd. (B/B2) (1M LIBOR + 3.500%)
7,776,152	5.299	06/30/24	7,727,552
Web.com Group, Inc. (B+/B2) (3M LIBOR + 3.750%)
5,425,000	5.495	10/10/25	5,416,971

			30,957,846

Textiles(b) – 0.4%
Kontoor Brands, Inc. (BB-/Ba2) (3M LIBOR + 4.250%)
1,709,667	6.159	05/15/26	1,705,393
Renfro Corp. (CCC+/Caa1) (3M LIBOR + 5.500%)
6,824,159	7.410	03/31/21	5,578,750

			7,284,143

Transportation Services – 0.8%
Genesee & Wyoming, Inc. (BB+/Ba2)(d)
3,700,000	2.000	12/30/26	3,731,709
Hornblower Sub LLC (B/B2)(b) (3M LIBOR + 4.500%)
6,607,781	6.445	04/27/25	6,616,041
XPO Logistics, Inc. (BBB-/Baa3)(b) (1M LIBOR + 2.500%)
5,425,000	4.245	02/24/25	5,458,255

			15,806,005

Utilities - Electric(b) – 1.0%
Calpine Corp. (BB/Ba2)
(3M LIBOR + 2.250%)
2,968,912	4.200	01/15/24	2,982,361
(1M LIBOR + 2.500%)
1,246,875	4.299	08/12/26	1,253,695
LMBE-MC Holdco II LLC (BB-/Ba3)(c) (3M LIBOR + 4.000%)
6,875,129	5.945	12/03/25	6,806,377
Lonestar II Generation Holdings LLC (B+/Ba3)
(1M LIBOR + 5.000%)
2,931,696	6.799	04/20/26	2,928,032
(1M LIBOR + 5.000%)
353,573	6.799	04/20/26	353,131
Talen Energy Supply LLC (BB/Ba3) (1M LIBOR + 3.750%)
1,097,250	5.549	07/08/26	1,096,789
Vistra Operations Co. LLC (BBB-/Baa3) (1M LIBOR + 1.750%)
3,045,798	3.549	12/31/25	3,062,398

			18,482,783

Wireless Telecommunications – 1.6%
Digicel International Finance Ltd. (NR/B3)(b) (6M LIBOR + 3.250%)
10,402,736	5.340	05/28/24	9,253,234

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND

Schedule of Investments (continued)

December 31, 2019 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value

Bank Loans(a) – (continued)
Wireless Telecommunications – (continued)
Intelsat Jackson Holdings Ltd. (B/B1)(b) (6M LIBOR + 6.625%)
	$3,375,000	6.625%	01/02/24	$ 3,410,572
Intelsat Jackson Holdings SA (B/B1)(b) (6M LIBOR + 4.500%)
	5,400,000	6.432	01/02/24	5,437,584
SBA Senior Finance II LLC (BB+/Ba3)(b) (1M LIBOR + 1.750%)
	5,184,474	3.550	04/11/25	5,199,613
Sprint Communications, Inc. (BB-/Ba2)(b) (1M LIBOR + 2.500%)
	3,068,448	4.313	02/02/24	3,038,530
Telesat Canada (BB-/Ba3)(d)
	3,925,000	0.000	12/07/26	3,936,461

				30,275,994

Wirelines Telecommunications(b) – 2.3%
CenturyLink, Inc. (BBB-/Ba3) (1M LIBOR + 2.750%)
	9,149,095	4.549	01/31/25	9,181,117
Cincinnati Bell, Inc. (BB-/Ba3) (1M LIBOR + 3.250%)
	5,101,270	5.049	10/02/24	5,123,613
Consolidated Communications, Inc. (B+/B1) (1M LIBOR + 3.000%)
	11,498,597	4.800	10/04/23	10,861,345
GTT Communications, Inc. (B-/B2) (1M LIBOR + 2.750%)
	6,356,873	4.550	05/31/25	5,291,524
Level 3 Financing, Inc. (BBB-/Ba1) (1M LIBOR + 1.750%)
	3,823,623	3.549	03/01/27	3,835,591
Windstream Corp. (NR/WR) (3M LIBOR + 5.000%)
	3,597,226	9.750	03/29/21	3,436,178
Zacapa LLC (B-/B2) (3M LIBOR + 5.000%)
	6,476,686	6.945	07/02/25	6,519,886

				44,249,254

TOTAL BANK LOANS (Cost $1,828,079,010)				$1,805,174,758

Corporate Obligations – 3.0%
Aerospace & Defense(e)(f) – 0.1%
Bombardier, Inc. (B-/Caa1)
	$2,450,000	7.875%	04/15/27	$ 2,517,375

Commercial Services(e) – 0.4%
Sisal Pay SpA (BB-/B2)(b)(f) (3M Euribor + 3.875%)
EUR	625,000	3.875	12/17/26	706,033
United Rentals North America, Inc. (BB-/Ba3)
	$7,000,000	5.875	09/15/26	7,490,000

				8,196,033

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Consumer Cyclical Services - Business(c) – 0.0%
Escrow Ambassadors Group, Inc. (NR/NR)
$9,986,469	13.000%		04/15/20	$ —

Electronics – 0.3%
The ADT Security Corp. (BB-/Ba3)
5,325,000	4.125		06/15/23	5,458,125

Healthcare Providers & Services(e)(f) – 0.5%
CHS/Community Health Systems, Inc. (B-/Caa2)
3,750,000	8.000		03/15/26	3,890,625
MEDNAX, Inc. (BB/Ba2)
5,300,000	5.250		12/01/23	5,434,726

				9,325,351

Housewares(e) – 0.3%
Newell Brands, Inc. (BB+/Baa3)
4,825,000	3.850		04/01/23	5,012,109

Media(e) – 0.6%
Diamond Sports Group LLC/Diamond Sports Finance Co. (BB/Ba2)(f)
5,970,000	5.375		08/15/26	6,029,700
iHeartCommunications, Inc. (B-/Caa1)
2,525,604	8.375		05/01/27	2,790,793
iHeartCommunications, Inc. (BB-/B1)
1,393,436	6.375		05/01/26	1,511,878
885,000	5.250	(f)	08/15/27	924,825

				11,257,196

Oil Field Services(e) – 0.5%
Exterran Energy Solutions LP/EES Finance Corp. (B+/B1)
8,850,000	8.125		05/01/25	8,739,375
Noble Holding International Ltd. (CCC+/Caa2)
1,008,000	7.750		01/15/24	541,800

				9,281,175

Telecommunication Services(e)(f) – 0.3%
Intelsat Jackson Holdings SA (B/B1)
6,500,000	8.000		02/15/24	6,670,625

TOTAL CORPORATE OBLIGATIONS (Cost $58,144,984)				$57,717,989

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND

Schedule of Investments (continued)

December 31, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – 0.2%
Media – 0.2%
162,749	Bright Pattern Holding Co.(c)	$ 406,873
461,730	Clear Channel Outdoor Holdings, Inc.(g)	1,320,548
114,356	iHeartMedia, Inc. Class A(g)	1,932,616

TOTAL COMMON STOCKS (Cost $5,715,434)		$ 3,660,037

Units	Expiration Date	Value

Warrant(g) – 0.0%
Aspect Software, Inc. Class B (NR/NR)(c)
162,749		$ 40,687
True Religion Warrant (NR/NR)
2,145	10/27/22	—
True Religion Warrant 2 (NR/NR)
8,103	10/27/22	—

TOTAL WARRANT		$ 40,687

Shares	Description	Value

Exchange Traded Funds – 2.5%
343,342	Eaton Vance Floating-Rate Income Trust (NR/NR)	$ 4,710,652
351,021	Eaton Vance Senior Floating-Rate Trust (NR/NR)	4,756,335
751,000	Invesco Senior Loan ETF (NR/NR)	17,137,820
81,000	iShares iBoxx High Yield Corporate Bond ETF (NR/NR)	7,123,140
479,789	Nuveen Floating Rate Income Fund (NR/NR)	4,913,039
478,796	Nuveen Floating Rate Income Opportunity Fund (NR/NR)	4,783,172
102,000	SPDR Blackstone/GSO Senior Loan ETF (NR/NR)	4,751,160

TOTAL EXCHANGE TRADED FUNDS (Cost $46,835,156)		$ 48,175,318

Shares	Dividend Rate	Value

Investment Company(h) – 0.4%
Goldman Sachs Financial Square Government Fund - Institutional Shares
7,162,419	1.638%	$ 7,162,419
(Cost $7,162,419)

TOTAL INVESTMENTS – 99.1% (Cost $1,945,937,003)		$1,921,931,208

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.9%		18,405,942

NET ASSETS – 100.0%		$1,940,337,150

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Bank Loans often require prepayments from excess cash flows or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. As bank loan positions may involve multiple underlying tranches for which the aggregate position is presented, the stated interest rate represents the weighted average interest rate of all contracts on December 31, 2019. Bank Loans typically have rates of interest which are predetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London-Interbank Offered Rate (“LIBOR”), and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(b)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on December 31, 2019.

(c)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e., Level 3.

(d)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.

(e)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(f)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(g)	Security is currently in default and/or non-income producing.

(h)	Represents an affiliated fund.

Currency Abbreviations:
EUR	— Euro
USD	— U.S. Dollar

Investment Abbreviations:
ETF	— Exchange Traded Fund
LIBOR	— London Interbank Offered Rate
LLC	— Limited Liability Company
LP	— Limited Partnership
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND

Schedule of Investments (continued)

December 31, 2019 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

UNFUNDED LOAN COMMITMENTS — At December 31, 2019, the Fund had unfunded loan commitments which could be extended at the option of the borrowers, pursuant to the following loan agreements:

Borrower	Principal Amount	Current Value	Unrealized Gain (Loss)

Connect Finco S.a.r.l. (NR/NR)12/11/2026, due 12/11/26	$2,571,086	$2,529,935	$10,230
Mavis Tire Express Services Corp. (NR/NR)03/20/2025, due 03/20/25	977,158	948,884	(27,666)
OEConnection LLC (B-/B2)09/25/2026, due 09/25/26	281,385	282,440	2,411

TOTAL			$(15,025)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At December 31, 2019, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

MS & Co. Int. PLC	EUR	3,824,554	USD	4,233,755	02/20/20	$69,707

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

MS & Co. Int. PLC	USD	59,855,377	EUR	54,038,168	02/20/20	$(949,404)

FUTURES CONTRACTS — At December 31, 2019, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
5 Year U.S. Treasury Notes	22	03/31/20	$2,609,406	$(9,682)

Short position contracts:
2 Year U.S. Treasury Notes	(90)	03/31/20	(19,395,000)	20,556
10 Year U.S. Treasury Notes	(180)	03/20/20	(23,115,937)	203,305

Total				$223,861

TOTAL FUTURES CONTRACTS				$214,179

Abbreviations:
MS & Co. Int. PLC	— Morgan Stanley & Co. International PLC

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND

Schedule of Investments

December 31, 2019 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – 89.5%
Aerospace & Defense – 3.0%
Lockheed Martin Corp.
$850,000	4.070%		12/15/42	$ 971,729
125,000	4.700	(a)	05/15/46	158,259
Northrop Grumman Corp.
800,000	2.930	(a)	01/15/25	824,200
1,925,000	3.250	(a)	01/15/28	2,006,466
1,175,000	4.750		06/01/43	1,414,817
450,000	4.030	(a)	10/15/47	501,854
The Boeing Co.(a)
1,400,000	2.700		02/01/27	1,416,198
800,000	3.450		11/01/28	848,080
500,000	3.550		03/01/38	519,120
400,000	3.625		03/01/48	409,536
United Technologies Corp.
2,675,000	3.950	(a)	08/16/25	2,918,211
2,550,000	4.125	(a)	11/16/28	2,869,030
370,000	5.700		04/15/40	498,693
550,000	4.050	(a)	05/04/47	622,490
450,000	4.625	(a)	11/16/48	561,771

				16,540,454

Agriculture – 1.0%
Altria Group, Inc.(a)
1,325,000	3.800		02/14/24	1,394,152
1,100,000	4.400		02/14/26	1,194,413
BAT Capital Corp.(a)
620,000	3.222		08/15/24	633,727
200,000	3.557		08/15/27	204,268
750,000	4.758		09/06/49	773,674
Reynolds American, Inc.
700,000	4.850		09/15/23	759,675
525,000	5.850	(a)	08/15/45	599,897

				5,559,806

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Automotive – 1.0%
Ford Motor Credit Co. LLC
$1,475,000	5.875%		08/02/21	$ 1,543,646
General Motors Co.(a)
300,000	6.600		04/01/36	353,244
General Motors Financial Co., Inc.
1,600,000	4.375		09/25/21	1,656,736
1,425,000	5.650	(a)	01/17/29	1,617,774

				5,171,400

Banks – 19.5%
AIB Group PLC(b)
1,975,000	4.750		10/12/23	2,122,177
Banco Santander SA
1,000,000	4.250		04/11/27	1,077,140
1,000,000	3.306		06/27/29	1,031,370
Bank of America Corp.
(3M USD LIBOR + 0.930%)
4,650,000	2.816	(a)(c)	07/21/23	4,723,609
1,023,000	4.000		04/01/24	1,093,925
4,850,000	4.200		08/26/24	5,208,269
(3M USD LIBOR + 1.040%)
6,663,000	3.419	(a)(c)	12/20/28	6,990,153
(3M USD LIBOR + 1.070%)
1,150,000	3.970	(a)(c)	03/05/29	1,251,315
(3M USD LIBOR + 1.310%)
1,125,000	4.271	(a)(c)	07/23/29	1,249,583
(3M USD LIBOR + 1.210%)
400,000	3.974	(a)(c)	02/07/30	438,716
Barclays PLC(a)(c)(3M USD LIBOR + 1.400%)
2,075,000	4.610		02/15/23	2,166,238
BNP Paribas SA(b)
7,725,000	3.500		03/01/23	7,998,233
775,000	3.375		01/09/25	804,628
(5 Year USD Swap + 4.149%)
550,000	6.625	(a)(c)	03/25/49	595,771
BPCE SA(b)
2,300,000	5.700		10/22/23	2,545,778
1,350,000	4.625		09/12/28	1,526,269
CIT Bank NA(a)(c)(SOFR + 1.715%)
650,000	2.969		09/27/25	647,875
Citigroup, Inc.
1,800,000	3.875		03/26/25	1,904,094
575,000	3.400		05/01/26	603,871

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND

Schedule of Investments (continued)

December 31, 2019 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
$800,000	4.450%		09/29/27	$ 880,864
(SOFR + 1.422%)
1,050,000	2.976	(a)(c)	11/05/30	1,064,795
1,200,000	4.750		05/18/46	1,435,032
Credit Agricole SA(a)(b)(c) (5 Year USD Swap + 4.319%)
700,000	6.875		09/23/49	772,016
Credit Agricole SA, Class B
2,350,000	4.375		03/17/25	2,524,464
Credit Suisse AG(b)
1,800,000	6.500		08/08/23	2,009,214
Credit Suisse Group AG(a)(b)
1,345,000	4.282		01/09/28	1,462,714
Credit Suisse Group Funding Guernsey Ltd.
884,000	4.550		04/17/26	980,816
HSBC Bank USA NA
300,000	7.000		01/15/39	436,047
HSBC Holdings PLC(a)(c)
(3M USD LIBOR + 1.000%)
725,000	2.904		05/18/24	730,082
(3M USD LIBOR + 1.211%)
1,775,000	3.803		03/11/25	1,863,040
ING Groep NV
1,300,000	3.550		04/09/24	1,359,826
JPMorgan Chase & Co.
6,300,000	3.875		09/10/24	6,740,118
(3M USD LIBOR + 1.000%)
1,550,000	4.023	(a)(c)	12/05/24	1,652,548
1,000,000	3.200	(a)	06/15/26	1,044,000
(3M USD LIBOR + 1.245%)
1,300,000	3.960	(a)(c)	01/29/27	1,410,929
1,628,000	3.625	(a)	12/01/27	1,717,768
(3M USD LIBOR + 1.360%)
600,000	3.882	(a)(c)	07/24/38	664,014
(3M USD LIBOR + 3.800%)
1,575,000	5.300	(a)(c)	05/01/49	1,589,537
Macquarie Group Ltd.(a)(b)(c) (3M USD LIBOR + 1.372%)
700,000	3.763		11/28/28	731,738
Mitsubishi UFJ Financial Group, Inc.
1,275,000	3.751		07/18/39	1,394,263
Morgan Stanley, Inc.
1,300,000	4.875		11/01/22	1,393,496
(SOFR + 1.152%)
1,075,000	2.720	(a)(c)	07/22/25	1,090,222
3,550,000	4.000		07/23/25	3,840,141
3,000,000	3.950		04/23/27	3,210,210

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
(3M USD LIBOR + 1.628%)
$2,650,000	4.431	%(a)(c)	01/23/30	$ 2,994,235
(3M USD LIBOR + 1.455%)
770,000	3.971	(a)(c)	07/22/38	856,286
500,000	4.300		01/27/45	589,820
Royal Bank of Scotland Group PLC
(3M USD LIBOR + 1.480%)
1,008,000	3.498	(a)(c)	05/15/23	1,032,373
700,000	6.100		06/10/23	769,151
2,001,000	3.875		09/12/23	2,094,187
(3M USD LIBOR + 1.550%)
1,475,000	4.519	(a)(c)	06/25/24	1,566,111
(3M USD LIBOR + 1.762%)
700,000	4.269	(a)(c)	03/22/25	744,128
(5 Year CMT + 2.100%)
250,000	3.754	(a)(c)	11/01/29	255,000
Santander Holdings USA, Inc.(a)
750,000	4.500		07/17/25	808,838
Santander UK PLC
1,475,000	2.875		06/18/24	1,506,698
Wells Fargo & Co.
1,325,000	3.000		02/19/25	1,366,936
(3M USD LIBOR + 1.170%)
1,200,000	3.196	(a)(c)	06/17/27	1,243,584
700,000	4.300		07/22/27	765,975
850,000	3.900		05/01/45	963,331
Wells Fargo Bank NA
799,000	5.950		08/26/36	1,060,369
Westpac Banking Corp.(a)(c)
(5 Year USD ICE Swap + 2.236%)
625,000	4.322		11/23/31	660,838
(5 Year CMT + 2.000%)
625,000	4.110		07/24/34	655,806

				105,910,574

Beverages – 5.7%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.(a)
2,350,000	4.700		02/01/36	2,711,125
4,225,000	4.900		02/01/46	5,015,793
Anheuser-Busch InBev Worldwide, Inc.
2,000,000	4.750	(a)	01/23/29	2,318,520
325,000	4.950		01/15/42	383,763
775,000	4.600	(a)	04/15/48	882,330
2,725,000	5.550	(a)	01/23/49	3,533,153

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND

Schedule of Investments (continued)

December 31, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Beverages – (continued)
Bacardi Ltd.(a)(b)
$1,225,000	5.300%	05/15/48	$ 1,421,270
Constellation Brands, Inc.(a)
325,000	3.200	02/15/23	333,635
4,550,000	4.400	11/15/25	4,970,056
350,000	3.700	12/06/26	371,522
500,000	3.600	02/15/28	525,945
600,000	4.500	05/09/47	656,640
Keurig Dr Pepper, Inc.(a)
5,450,000	4.057	05/25/23	5,755,254
1,200,000	4.597	05/25/28	1,351,020
500,000	4.500	11/15/45	550,690

			30,780,716

Biotechnology(a) – 0.4%
Amgen, Inc.
800,000	4.400	05/01/45	895,248
Gilead Sciences, Inc.
750,000	4.000	09/01/36	836,227
375,000	4.800	04/01/44	452,168

			2,183,643

Chemicals – 1.8%
Celanese US Holdings LLC(a)
600,000	3.500	05/08/24	618,144
CNAC HK Finbridge Co. Ltd.
200,000	4.625	03/14/23	210,125
DuPont de Nemours, Inc.(a)
1,175,000	4.493	11/15/25	1,292,970
925,000	4.725	11/15/28	1,048,839
Huntsman International LLC(a)
1,000,000	4.500	05/01/29	1,063,259
Sasol Financing International Ltd.
200,000	4.500	11/14/22	206,625
Sasol Financing USA LLC(a)
400,000	5.875	03/27/24	433,375
Syngenta Finance NV(b)
970,000	3.933	04/23/21	986,131
The Sherwin-Williams Co.(a)
2,050,000	3.125	06/01/24	2,117,363

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Chemicals – (continued)
$1,250,000	2.950%		08/15/29	$ 1,267,013
475,000	4.000		12/15/42	490,214

				9,734,058

Commercial Services(a) – 1.5%
Global Payments, Inc.
1,225,000	2.650		02/15/25	1,231,652
750,000	3.200		08/15/29	763,800
IHS Markit Ltd.
900,000	3.625		05/01/24	937,278
2,000,000	4.000	(b)	03/01/26	2,110,240
1,750,000	4.250		05/01/29	1,892,257
PayPal Holdings, Inc.
950,000	2.850		10/01/29	957,971

				7,893,198

Computers – 2.9%
Apple, Inc.
1,652,000	3.850		05/04/43	1,849,662
Dell International LLC/EMC Corp.(a)(b)
4,950,000	5.450		06/15/23	5,367,037
2,425,000	6.020		06/15/26	2,797,917
175,000	8.350		07/15/46	239,216
Hewlett Packard Enterprise Co.(a)
4,699,000	4.900		10/15/25	5,225,664
355,000	6.350		10/15/45	428,386

				15,907,882

Diversified Financial Services – 1.8%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust(a)
950,000	4.875		01/16/24	1,030,930
Air Lease Corp.(a)
2,000,000	3.750		06/01/26	2,091,840
Ally Financial, Inc.
375,000	4.125		02/13/22	386,719
Avolon Holdings Funding Ltd.(a)(b)
750,000	3.950		07/01/24	782,483
GE Capital International Funding Co.
1,750,000	3.373		11/15/25	1,821,557
2,475,000	4.418		11/15/35	2,640,082

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND

Schedule of Investments (continued)

December 31, 2019 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Diversified Financial Services – (continued)
Huarong Finance 2019 Co. Ltd.
$200,000	3.750%		05/29/24	$ 204,745
Huarong Finance II Co. Ltd.
200,000	5.500		01/16/25	220,563
200,000	5.000		11/19/25	218,000
The Western Union Co.(a)
650,000	2.850		01/10/25	652,971

				10,049,890

Electrical – 4.0%
Arizona Public Service Co.(a)
275,000	3.750		05/15/46	287,510
Berkshire Hathaway Energy Co.
725,000	3.250	(a)	04/15/28	763,882
1,767,000	6.125		04/01/36	2,432,682
CMS Energy Corp.(a)
500,000	4.875		03/01/44	594,940
Consumers Energy Co.(a)
325,000	4.350		04/15/49	391,865
Dominion Energy, Inc.(a)
1,225,000	3.900		10/01/25	1,316,618
Duke Energy Corp.(a)
400,000	4.800		12/15/45	473,232
Entergy Corp.(a)
875,000	2.950		09/01/26	888,545
Exelon Corp.(a)
1,125,000	3.497		06/01/22	1,154,284
400,000	4.450		04/15/46	448,816
Florida Power & Light Co.(a)
325,000	3.950		03/01/48	369,561
NRG Energy, Inc.(a)(b)
1,035,000	4.450		06/15/29	1,086,791
PPL WEM Ltd./Western Power Distribution Ltd.(a)(b)
300,000	5.375		05/01/21	308,934
Progress Energy, Inc.
1,000,000	7.000		10/30/31	1,365,310
Public Service Electric & Gas Co.(a)
1,525,000	3.950		05/01/42	1,690,127
Puget Sound Energy, Inc.(a)
325,000	4.223		06/15/48	374,036

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Electrical – (continued)
Sempra Energy(a)
$570,000	3.400%		02/01/28	$ 590,862
1,125,000	3.800		02/01/38	1,172,092
Southern California Edison Co.(a)
500,000	4.200		03/01/29	549,950
275,000	4.050		03/15/42	283,921
805,000	4.125		03/01/48	859,442
625,000	4.875		03/01/49	737,600
The Southern Co.(a)
1,800,000	3.250		07/01/26	1,867,284
Vistra Operations Co. LLC(a)(b)
1,450,000	4.300		07/15/29	1,473,229

				21,481,513

Electronics(a) – 0.5%
Keysight Technologies, Inc.
1,650,000	3.000		10/30/29	1,657,904
PerkinElmer, Inc.
1,200,000	3.300		09/15/29	1,229,016

				2,886,920

Engineering & Construction(a) – 0.1%
Mexico City Airport Trust
240,000	3.875	(b)	04/30/28	245,775
200,000	5.500		07/31/47	206,688
220,000	5.500	(b)	07/31/47	227,356

				679,819

Environmental(a) – 0.3%
Waste Management, Inc.
1,300,000	3.200		06/15/26	1,360,645

Food & Drug Retailing(a) – 0.5%
Grupo Bimbo SAB de CV
1,070,000	4.700		11/10/47	1,118,484
Kraft Heinz Foods Co.
600,000	3.000		06/01/26	598,752
1,225,000	3.750	(b)	04/01/30	1,262,424

				2,979,660

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND

Schedule of Investments (continued)

December 31, 2019 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Gas(a) – 0.7%
NiSource, Inc.
$825,000	3.650%		06/15/23	$ 858,091
2,550,000	3.490		05/15/27	2,678,800

				3,536,891

Hand/Machine Tools(a) – 0.1%
Snap-on, Inc.
550,000	4.100		03/01/48	620,846

Healthcare Providers & Services – 1.5%
Abbott Laboratories(a)
800,000	4.750		11/30/36	997,336
800,000	4.900		11/30/46	1,046,664
Centene Corp.(a)(b)
1,250,000	4.250		12/15/27	1,287,087
CommonSpirit Health
150,000	4.350		11/01/42	153,661
DH Europe Finance II S.a.r.l.(a)
950,000	2.200		11/15/24	951,359
1,000,000	2.600		11/15/29	997,100
Thermo Fisher Scientific, Inc.(a)
975,000	4.100		08/15/47	1,100,775
UnitedHealth Group, Inc.
1,125,000	4.625		07/15/35	1,363,590

				7,897,572

Insurance – 2.5%
AIA Group Ltd.(a)(b)
775,000	3.200		03/11/25	795,832
American International Group, Inc.
1,850,000	3.900	(a)	04/01/26	1,981,609
325,000	4.200	(a)	04/01/28	357,796
700,000	6.250		05/01/36	932,981
598,000	4.500	(a)	07/16/44	688,154
375,000	4.800	(a)	07/10/45	449,216
Arch Capital Finance LLC(a)
400,000	4.011		12/15/26	441,280
323,000	5.031		12/15/46	402,703
Arch Capital Group Ltd.
845,000	7.350		05/01/34	1,205,207

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Insurance – (continued)
Great-West Lifeco Finance 2018 LP(a)(b)
$425,000	4.047%		05/17/28	$ 467,254
Marsh & McLennan Cos., Inc.(a)
1,500,000	4.375		03/15/29	1,709,505
MetLife, Inc.
475,000	4.721		12/15/44	577,001
Teachers Insurance & Annuity Association of America(b)
890,000	4.900		09/15/44	1,096,578
The Hartford Financial Services Group, Inc.
200,000	6.625		04/15/42	272,808
The Northwestern Mutual Life Insurance Co.(a)(b)
800,000	3.850		09/30/47	845,248
Voya Financial, Inc.
475,000	3.650		06/15/26	502,355
XLIT Ltd.
998,000	4.450		03/31/25	1,087,541

				13,813,068

Internet(a) – 0.9%
Amazon.com, Inc.
1,300,000	3.875		08/22/37	1,471,145
900,000	4.950		12/05/44	1,174,023
eBay, Inc.
825,000	4.000		07/15/42	814,844
Expedia Group, Inc.(b)
1,375,000	3.250		02/15/30	1,325,129

				4,785,141

Machinery-Diversified(a) – 0.2%
Roper Technologies, Inc.
800,000	3.800		12/15/26	858,824

Media – 3.8%
Charter Communications Operating LLC/Charter Communications Operating Capital(a)
9,075,000	4.908		07/23/25	9,999,561
275,000	6.484		10/23/45	343,280
Comcast Corp.
1,325,000	3.950	(a)	10/15/25	1,445,708
638,000	3.300	(a)	02/01/27	674,474
1,525,000	4.150	(a)	10/15/28	1,715,594
2,275,000	4.250	(a)	10/15/30	2,603,555

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND

Schedule of Investments (continued)

December 31, 2019 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Media – (continued)
$250,000	6.400%		03/01/40	$ 353,930
525,000	3.400	(a)	07/15/46	532,177
1,150,000	4.700	(a)	10/15/48	1,415,777
263,000	3.999	(a)	11/01/49	291,701
Discovery Communications LLC(a)
150,000	5.200		09/20/47	174,477
75,000	5.300		05/15/49	88,691
Time Warner Cable LLC(a)
500,000	5.875		11/15/40	581,235
ViacomCBS, Inc.(a)
450,000	5.850		09/01/43	564,507

				20,784,667

Mining(b) – 0.4%
Glencore Finance Canada Ltd.
800,000	4.950		11/15/21	836,024
825,000	4.250		10/25/22	863,404
Glencore Funding LLC
206,000	4.625		04/29/24	219,907

				1,919,335

Miscellaneous Manufacturing – 1.2%
General Electric Co.
550,000	3.100		01/09/23	561,863
600,000	3.450	(a)	05/15/24	622,926
600,000	6.750		03/15/32	769,344
1,069,000	5.875		01/14/38	1,290,828
Parker-Hannifin Corp.(a)
2,775,000	3.250		06/14/29	2,891,578
270,000	4.000		06/14/49	292,348

				6,428,887

Oil Field Services – 5.0%
BP Capital Markets America, Inc.(a)
675,000	3.410		02/11/26	718,450
950,000	3.119		05/04/26	990,365
375,000	4.234		11/06/28	423,915

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Oil Field Services – (continued)
Cenovus Energy, Inc.(a)
	$650,000	4.250%		04/15/27	$ 687,557
Continental Resources, Inc.(a)
	1,075,000	4.500		04/15/23	1,126,503
Devon Energy Corp.(a)
	2,517,000	5.850		12/15/25	2,983,425
Gazprom PJSC Via Gaz Capital SA
	200,000	5.150	(b)	02/11/26	222,750
	70,000	8.625	(d)	04/28/34	104,978
	110,000	7.288		08/16/37	153,966
Hess Corp.(a)
	400,000	4.300		04/01/27	427,056
Lukoil International Finance B.V.
	1,030,000	4.563		04/24/23	1,095,019
Marathon Petroleum Corp.(a)
	725,000	3.625		09/15/24	760,452
	1,920,000	3.800		04/01/28	2,015,923
Newfield Exploration Co.
	1,750,000	5.625		07/01/24	1,929,882
Noble Energy, Inc.(a)
	400,000	3.250		10/15/29	404,308
Occidental Petroleum Corp.(a)
	1,700,000	4.850		03/15/21	1,750,575
	2,625,000	2.900		08/15/24	2,665,294
	1,425,000	5.550		03/15/26	1,616,962
	725,000	3.200		08/15/26	732,910
	425,000	3.500		08/15/29	433,118
	600,000	4.400		08/15/49	618,438
Petroleos Mexicanos
EUR	1,370,000	5.125		03/15/23	1,713,933
	$120,000	4.500		01/23/26	119,268
	120,000	6.490	(a)(b)	01/23/27	127,800
	420,000	6.500		03/13/27	444,979
	70,000	6.625		06/15/35	71,610
	70,000	5.625		01/23/46	63,197

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND

Schedule of Investments (continued)

December 31, 2019 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Oil Field Services – (continued)
$320,000	6.750%		09/21/47	$ 322,800
1,014,000	6.350		02/12/48	981,787
274,000	7.690	(a)(b)	01/23/50	300,225
Reliance Industries Ltd.(b)
250,000	3.667		11/30/27	258,906
Suncor Energy, Inc.(a)
900,000	3.600		12/01/24	954,819

				27,221,170

Pharmaceuticals – 8.3%
AbbVie, Inc.(a)
2,050,000	3.750		11/14/23	2,157,153
3,700,000	3.200	(b)	11/21/29	3,771,780
2,600,000	4.050	(b)	11/21/39	2,724,878
4,450,000	4.250	(b)	11/21/49	4,708,812
Bayer US Finance II LLC(a)(b)
1,100,000	3.875		12/15/23	1,154,846
1,475,000	3.375		07/15/24	1,517,731
Becton Dickinson & Co.(a)
1,300,000	3.363		06/06/24	1,353,079
3,114,000	3.700		06/06/27	3,314,324
500,000	4.685		12/15/44	580,805
500,000	4.669		06/06/47	594,250
Bristol-Myers Squibb Co.(a)(b)
1,575,000	3.875		08/15/25	1,702,638
3,525,000	3.900		02/20/28	3,860,968
1,100,000	4.550		02/20/48	1,341,021
425,000	4.250		10/26/49	503,778
Cigna Corp.(a)
6,900,000	4.125		11/15/25	7,487,466
1,050,000	4.900		12/15/48	1,252,776
CVS Health Corp.(a)
2,675,000	3.875		07/20/25	2,851,015
1,295,000	5.125		07/20/45	1,530,457
1,375,000	5.050		03/25/48	1,627,436

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Pharmaceuticals – (continued)
Elanco Animal Health, Inc.
$1,125,000	3.912%		08/27/21	$ 1,152,891

				45,188,104

Pipelines – 6.1%
Abu Dhabi Crude Oil Pipeline LLC(b)
490,000	4.600		11/02/47	565,950
Energy Transfer Operating LP(a)
650,000	4.650		06/01/21	667,738
1,540,000	5.200		02/01/22	1,615,414
1,900,000	4.200		04/15/27	1,988,255
456,000	5.150		03/15/45	478,244
450,000	6.250		04/15/49	543,798
Enterprise Products Operating LLC(a)
575,000	4.800		02/01/49	676,470
(3M USD LIBOR + 2.778%)
4,420,000	4.684	(c)	06/01/67	4,188,746
EQM Midstream Partners LP(a)
4,464,000	4.750		07/15/23	4,478,374
425,000	5.500		07/15/28	417,520
Kinder Morgan Energy Partners LP(a)
700,000	5.400		09/01/44	801,178
MPLX LP(a)
400,000	4.500		04/15/38	407,032
400,000	4.700		04/15/48	406,168
520,000	5.500		02/15/49	588,245
Plains All American Pipeline LP/PAA Finance Corp.(a)
400,000	3.650		06/01/22	410,684
1,375,000	3.850		10/15/23	1,423,414
519,000	4.650		10/15/25	555,979
Sabine Pass Liquefaction LLC(a)
1,875,000	6.250		03/15/22	2,014,181
4,125,000	5.625		03/01/25	4,631,839
475,000	5.000		03/15/27	523,084
Sunoco Logistics Partners Operations LP(a)
550,000	5.950		12/01/25	628,991
150,000	5.400		10/01/47	162,541

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND

Schedule of Investments (continued)

December 31, 2019 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Pipelines – (continued)
The Williams Cos., Inc.
$3,630,000	3.600	%(a)	03/15/22	$ 3,728,191
150,000	6.300		04/15/40	185,412
Western Midstream Operating LP(a)
1,000,000	5.450		04/01/44	880,730
175,000	5.300		03/01/48	151,825

				33,120,003

Real Estate Investment Trust – 3.0%
Alexandria Real Estate Equities, Inc.(a)
500,000	3.800		04/15/26	534,075
500,000	3.375		08/15/31	520,685
475,000	4.000		02/01/50	520,329
American Homes 4 Rent LP(a)
1,076,000	4.900		02/15/29	1,203,215
American Tower Corp.
1,550,000	5.000		02/15/24	1,706,829
1,400,000	3.375	(a)	05/15/24	1,453,648
1,300,000	4.000	(a)	06/01/25	1,391,234
575,000	3.700	(a)	10/15/49	574,276
Camden Property Trust(a)
1,338,000	4.100		10/15/28	1,490,184
700,000	3.150		07/01/29	728,000
Crown Castle International Corp.(a)
275,000	4.300		02/15/29	304,626
Essex Portfolio LP(a)
700,000	3.000		01/15/30	706,293
MPT Operating Partnership LP/MPT Finance Corp.(a)
950,000	4.625		08/01/29	980,039
National Retail Properties, Inc.(a)
700,000	3.600		12/15/26	734,440
Regency Centers LP(a)
1,200,000	2.950		09/15/29	1,197,444
Spirit Realty LP(a)
1,675,000	4.000		07/15/29	1,760,743
WP Carey, Inc.(a)
700,000	3.850		07/15/29	738,773

				16,544,833

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Retailing – 0.8%
Dollar Tree, Inc.(a)
$1,300,000	4.200%		05/15/28	$ 1,394,952
Lowe’s Cos., Inc.(a)
1,175,000	3.650		04/05/29	1,254,254
Starbucks Corp.(a)
400,000	3.800		08/15/25	431,564
The Home Depot, Inc.
400,000	5.875		12/16/36	551,084
500,000	4.875	(a)	02/15/44	634,525
200,000	4.400	(a)	03/15/45	238,678

				4,505,057

Savings & Loans(a)(b)(c) – 0.1%
Nationwide Building Society (3M USD LIBOR + 1.855%)
750,000	3.960		07/18/30	804,510

Semiconductors – 2.7%
Broadcom Corp./Broadcom Cayman Finance Ltd.(a)
1,775,000	3.625		01/15/24	1,838,208
600,000	3.125		01/15/25	608,154
4,725,000	3.875		01/15/27	4,904,550
Broadcom, Inc.(a)(b)
3,675,000	3.625		10/15/24	3,815,311
2,075,000	4.250		04/15/26	2,207,987
Microchip Technology, Inc.
775,000	3.922		06/01/21	791,845
NXP B.V./NXP Funding LLC(b)
450,000	3.875		09/01/22	467,068

				14,633,123

Software(a) – 0.5%
Fiserv, Inc.
1,600,000	3.200		07/01/26	1,659,120
1,025,000	4.400		07/01/49	1,164,123

				2,823,243

Telecommunication Services – 7.1%
AT&T, Inc.
4,400,000	3.800	(a)	03/01/24	4,657,532
3,700,000	4.450	(a)	04/01/24	4,008,913

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND

Schedule of Investments (continued)

December 31, 2019 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Telecommunication Services – (continued)
$3,448,000	3.400	%(a)	05/15/25	$ 3,613,263
1,724,000	3.600	(a)	07/15/25	1,823,475
550,000	6.150		09/15/34	686,103
175,000	4.900	(a)	08/15/37	201,941
1,125,000	4.850	(a)	03/01/39	1,297,811
300,000	6.000	(a)	08/15/40	385,560
125,000	4.300	(a)	12/15/42	133,571
275,000	4.850	(a)	07/15/45	314,303
1,625,000	4.750	(a)	05/15/46	1,833,829
1,275,000	5.150	(a)	11/15/46	1,523,829
1,150,000	4.500	(a)	03/09/48	1,270,980
British Telecommunications PLC(a)(b)
1,335,000	4.250		11/08/49	1,376,478
Deutsche Telekom International Finance B.V.(a)(b)
575,000	4.375		06/21/28	639,883
Telefonica Emisiones SA(a)
375,000	5.520		03/01/49	468,510
Verizon Communications, Inc.
825,000	2.625		08/15/26	837,878
4,056,000	4.329		09/21/28	4,595,448
750,000	3.875	(a)	02/08/29	827,250
2,551,000	4.016	(a)	12/03/29	2,850,207
325,000	4.272		01/15/36	367,322
375,000	5.250		03/16/37	469,954
295,000	4.125		08/15/46	332,011
400,000	4.862		08/21/46	495,872
596,000	5.012		04/15/49	761,313
Vodafone Group PLC
1,850,000	3.750		01/16/24	1,953,322
525,000	4.375		05/30/28	581,395

				38,307,953

Transportation – 0.6%
Burlington Northern Santa Fe LLC
425,000	6.150		05/01/37	592,803

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Transportation – (continued)
	$825,000	5.750	%(a)	05/01/40	$ 1,110,276
FedEx Corp.(a)
	700,000	4.050		02/15/48	670,866
Union Pacific Corp.(a)
	275,000	3.550		08/15/39	284,666
	525,000	4.300		03/01/49	603,808

					3,262,419

TOTAL CORPORATE OBLIGATIONS (Cost $460,511,127)					$ 486,175,824

Foreign Debt Obligations – 2.7%
Sovereign – 2.7%
Abu Dhabi Government International Bond
	$1,680,000	4.125%		10/11/47	$ 1,954,050
Perusahaan Penerbit SBSN Indonesia III
	2,970,000	4.550		03/29/26	3,251,222
Republic of Chile(a)
	200,000	3.500		01/25/50	209,375
Republic of Colombia(a)
	1,221,000	4.000		02/26/24	1,285,484
	350,000	4.500		03/15/29	387,844
	200,000	5.200		05/15/49	240,750
Republic of Indonesia
	200,000	3.700	(b)	01/08/22	205,250
	387,000	5.875		01/15/24	438,036
	630,000	4.125		01/15/25	674,887
	350,000	4.350	(b)	01/08/27	382,375
	470,000	6.750		01/15/44	675,037
Republic of Panama(a)
	200,000	3.870		07/23/60	215,875
Republic of Qatar(b)
	1,800,000	5.103		04/23/48	2,313,000
Republic of Romania(b)
EUR	90,000	2.124		07/16/31	103,098
	80,000	4.625		04/03/49	110,712

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND

Schedule of Investments (continued)

December 31, 2019 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value

Foreign Debt Obligations – (continued)
Sovereign – (continued)
Republic of South Africa
	$200,000	4.850%	09/30/29	$ 200,000
	200,000	5.750	09/30/49	194,690
United Mexican States
EUR	1,770,000	1.625	04/08/26	2,072,271

TOTAL FOREIGN DEBT OBLIGATIONS (Cost $13,230,835)				$ 14,913,956

Municipal Debt Obligations – 0.9%
California(a) – 0.2%
California State GO Bonds Build America Taxable Series 2009
	$455,000	7.300%	10/01/39	$ 694,794

Illinois – 0.6%
Illinois State GO Bonds Build America Series 2010(a)
	1,625,000	6.630	02/01/35	1,905,377
Illinois State GO Bonds Taxable-Pension Series 2003
	1,360,000	5.100	06/01/33	1,466,121

				3,371,498

New Jersey(a) – 0.1%
New Jersey State Turnpike Authority RB Build America Bonds Taxable Series 2009 F
	350,000	7.414	01/01/40	549,031

TOTAL MUNICIPAL DEBT OBLIGATIONS (Cost $3,797,089)				$ 4,615,323

U.S. Treasury Obligation(e) – 0.1%
United States Treasury Bond
	$790,000	2.250%	08/15/49	$ 766,300
(Cost $803,736)

Shares		Dividend Rate		Value

Investment Company(f) – 3.1%
Goldman Sachs Financial Square Government Fund - Institutional Shares
	16,634,121	1.638%		$ 16,634,121
(Cost $16,634,121)

TOTAL INVESTMENTS – 96.3% (Cost $494,976,908)				$523,105,524

OTHER ASSETS IN EXCESS OF LIABILITIES – 3.7%				20,239,708

NET ASSETS – 100.0%				$543,345,232

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(b)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(c)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on December 31, 2019.

(d)	Security with “Put” features and resetting interest rates. Maturity dates disclosed are the puttable dates. Interest rate disclosed is that which is in effect on December 31, 2019.

(e)	All or a portion of security is segregated as collateral for initial margin requirements on futures transactions.

(f)	Represents an affiliated issuer.

Currency Abbreviations:
EUR	— Euro
USD	— U.S. Dollar

Investment Abbreviations:
CMT	— Constant Maturity Treasury Indexes
GO	— General Obligation
LIBOR	— London Interbank Offered Rate
LLC	— Limited Liability Company
LP	— Limited Partnership
PLC	— Public Limited Company
RB	— Revenue Bond
SOFR	— Secured Overnight Funding Rate

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND

Schedule of Investments (continued)

December 31, 2019 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At December 31, 2019, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

Deutsche Bank AG	USD	3,801,271	EUR	3,431,834	02/20/20	$(60,294)

FUTURES CONTRACTS — At December 31, 2019, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
Eurodollars	1	06/15/20	$245,775	$122
Ultra Long U.S. Treasury Bonds	228	03/20/20	41,417,625	(1,139,749)
3 Month SOFR	12	03/17/20	2,953,200	12
2 Year U.S. Treasury Notes	106	03/31/20	22,843,000	25,156
10 Year U.S. Treasury Notes	76	03/20/20	9,760,062	(5,383)
20 Year U.S. Treasury Bonds	88	03/20/20	13,719,750	(253,529)

Total				$(1,373,371)

Short position contracts:
Eurodollars	(1)	03/16/20	(245,663)	(1,515)
Eurodollars	(1)	12/14/20	(245,950)	(1,199)
Ultra 10 Year U.S. Treasury Notes	(191)	03/20/20	(26,874,297)	343,028
30 Day Federal Funds	(2)	01/31/20	(820,461)	(66)
30 Day Federal Funds	(2)	02/28/20	(820,399)	163
30 Day Federal Funds	(1)	03/31/20	(410,199)	144
5 Year U.S. Treasury Notes	(323)	03/31/20	(38,310,828)	130,956

Total				$471,511

TOTAL FUTURES CONTRACTS				$(901,860)

SWAP CONTRACTS — At December 31, 2019, the Fund had the following swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)		Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

3M LIBOR(a)	1.259%	12/15/21	$32,060	(b)	$(97,809)	$(4,743)	$(93,066)
0.000%(c)	3M LIBOR	07/25/24	10,400		260	166	94
1.333(a)	3M LIBOR	11/15/26	4,650	(b)	66,969	(4,751)	71,720
3M LIBOR(c)	1.654(d)	08/15/29	14,240	(b)	(281,000)	(9,754)	(271,246)
1.842(c)	3M LIBOR(d)	05/15/45	15,000	(b)	753,987	31,739	722,248

TOTAL					$442,407	$12,657	$429,750

(a)	Payments made annually.
(b)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to December 31, 2019.
(c)	Payments made quarterly.
(d)	Payments made semi-annually.

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND

Schedule of Investments (continued)

December 31, 2019 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS

Referenced Obligation/Index	Financing Rate Received/(Paid) by the Fund (a)	Credit Spread at December 31, 2019(b)	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Sold:
The Boeing Co., 8.750%, 08/15/21(a)	1.000%	0.477%	06/20/24	$1,750	$40,009	$33,946	$6,063
Prudential Financial, Inc., 3.500%, 05/15/24(a)	1.000	0.465	06/20/24	1,150	26,926	15,353	11,573
Republic of Indonesia, 5.875%, 03/13/20(a)	1.000	0.563	06/20/24	70	1,340	(142)	1,482
General Electric Co. 2.700%, 10/09/22(a)	1.000	0.776	06/20/24	1,175	11,632	(17,945)	29,577
General Electric Co. 2.700%, 10/09/22(a)	1.000	0.866	12/20/24	550	3,651	(8,705)	12,356
CDX.NA.IG Index 32(a)	1.000	0.394	06/20/24	40,650	1,072,771	554,867	517,904
Republic of Peru, 8.750%, 11/21/33(a)	1.000	0.367	06/20/24	550	15,250	7,965	7,285
Republic of Colombia, 10.375%, 01/28/33(a)	1.000	0.632	06/20/24	1,830	29,598	(9,173)	38,771
AT&T, Inc., 2.450%, 06/30/20(a)	1.000	0.597	06/20/24	2,325	41,041	4,839	36,202
United Mexican States, 4.150%, 03/28/27(a)	1.000	0.685	06/20/24	640	8,875	(8,473)	17,348
CDX.NA.IG Index 33(a)	1.000	0.453	12/20/24	81,300	2,135,179	1,524,209	610,970

TOTAL					$3,386,272	$2,096,741	$1,289,531

(a)	Payments made quarterly.
(b)	Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

PURCHASED AND WRITTEN OPTIONS CONTRACTS — At December 31, 2019, the Fund had the following purchased and written options:

OVER-THE-COUNTERINTEREST RATE SWAPTIONS

Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Portfolio	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Puts
3M IRS	JPMorgan Securities, Inc.	2.183%	02/19/2020	1,700,000	$1,700,000	$2,268	$1,870	$398
3M IRS	JPMorgan Securities, Inc.	1.683	02/19/2020	1,700,000	1,700,000	38,029	20,060	17,969
3M IRS	JPMorgan Securities, Inc.	1.734	02/18/2020	1,900,000	1,900,000	35,112	23,333	11,779

Total Purchased option contracts				5,300,000	$5,300,000	$75,410	$45,263	$30,146

Written option contracts
Puts
3M IRS	JPMorgan Securities, Inc.	1.984	02/18/2020	(1,900,000)	(1,900,000)	(9,706)	(7,667)	(2,039)
3M IRS	JPMorgan Securities, Inc.	1.582	02/18/2020	(6,700,000)	(6,700,000)	(15,643)	(15,745)	102
3M IRS	JPMorgan Securities, Inc.	1.933	02/19/2020	(3,400,000)	(3,400,000)	(24,191)	(12,962)	(11,229)

Total Written option contracts				(12,000,000)	$(12,000,000)	$(49,541)	$(36,374)	$(13,166)

TOTAL				(6,700,000)	$(6,700,000)	$25,869	$8,889	$16,980

GOLDMAN SACHS LOCAL EMERGING MARKETS DEBT FUND

Schedule of Investments

December 31, 2019 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value

Sovereign Debt Obligations – 71.3%
Brazil – 3.3%
Brazil Notas do Tesouro Nacional (BB-/Ba2)
BRL	6,412,000	10.000%	01/01/21	$ 1,675,456
	8,473,000	10.000	01/01/25	2,421,239

				4,096,695

Chile – 8.2%
Bonos de la Tesoreria de la Republica en Pesos (NR/NR)
CLP	705,000,000	4.500	02/28/21	966,266
Bonos de la Tesoreria de la Republica en pesos (NR/NR)(a)
	1,070,000,000	4.000	03/01/23	1,499,178
Bonos de la Tesoreria de la Republica en Pesos (NR/NR)
	1,260,000,000	5.000	03/01/35	1,962,756
Bonos de la Tesoreria de la Republica en Pesos (NR/A1)
	1,740,000,000	4.500	03/01/21	2,384,068
	935,000,000	4.500	03/01/26	1,370,201
Republic of Chile (A+/A1)
	1,504,000,000	5.500	08/05/20	2,043,136

				10,225,605

Colombia – 5.1%
Republic of Colombia (NR/NR)
COP	1,258,816,380	3.300	03/17/27	412,811
	4,265,100,000	7.000	06/30/32	1,350,568
Republic of Colombia (NR/Baa2)(b)
	1,851,000,000	4.375	03/21/23	549,231
Republic of Colombia (BBB/Baa2)
	3,521,978,732	3.500	03/10/21	1,102,473
	4,756,000,000	7.000	05/04/22	1,509,067
	1,701,200,000	7.500	08/26/26	563,836
	2,660,100,000	6.000	04/28/28	803,226
	316,300,000	7.750	09/18/30	106,265

				6,397,477

Principal Amount		Interest Rate	Maturity Date	Value

Sovereign Debt Obligations – (continued)
Czech Republic – 3.0%
Czech Republic Government Bond (NR/NR)
CZK	43,430,000	1.000%	06/26/26	$ 1,850,186
	10,380,000	0.250	02/10/27	$414,787
	13,850,000	0.950	05/15/30	569,535
Czech Republic Government Bond (NR/Aa3)
	14,410,000	4.200	12/04/36	859,208

				3,693,716

Dominican Republic – 1.6%
Dominican Republic (NR/NR)
DOP	2,800,000	10.500	04/07/23	53,654
	5,400,000	11.500	05/10/24	107,378
	39,400,000	11.375	07/06/29	783,754
	49,900,000	12.000	03/05/32	1,031,596

				1,976,382

Egypt(a) – 0.2%
Arab Republic of Egypt (B/B2u)
	$200,000	4.550	11/20/23	204,250

Hungary – 3.4%
Hungary Government Bond (NR/NR)
HUF	105,800,000	2.750	12/22/26	390,246
Hungary Government Bond (NR/Baa3)
	65,720,000	3.000	08/21/30	242,752
Hungary Government Bond (BBB/NR)
	225,910,000	3.000	06/26/24	839,433
	401,200,000	5.500	06/24/25	1,675,715
	292,160,000	3.000	10/27/27	1,088,924

				4,237,070

Indonesia – 1.2%
Republic of Indonesia (NR/Baa2)
IDR	20,000,000,000	7.000	05/15/27	1,447,146

Mexico – 4.0%
United Mexican States (NR/A3)
MXN	1,907,500	8.000	11/07/47	110,439
United Mexican States (A-/A3)
	33,538,300	7.500	06/03/27	1,842,544
	3,114,800	8.500	05/31/29	183,529
	3,817,800	7.750	11/23/34	216,496

GOLDMAN SACHS LOCAL EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

December 31, 2019 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Sovereign Debt Obligations – (continued)
Mexico (continued)
MXN	11,706,100	10.000%		11/20/36	$ 799,832
	29,149,400	8.500		11/18/38	1,758,484

					4,911,324

Peru – 3.8%
Republic of Peru (NR/NR)(a)
PEN	1,145,000	5.940		02/12/29	388,220
	2,225,000	5.400		08/12/34	702,199
	1,050,000	5.350		08/12/40	319,806
Republic of Peru (NR/A3)
	7,135,000	6.150	(a)	08/12/32	2,431,734
	963,000	6.714		02/12/55	352,153
Republic of Peru (A-/A3)
	1,043,000	8.200		08/12/26	399,532
	18,000	6.950		08/12/31	6,525
	246,000	6.900		08/12/37	89,118

					4,689,287

Philippines – 0.2%
Republic of Philippines (BBB+/Baa2)
PHP	10,000,000	6.250		01/14/36	238,823

Poland – 5.0%
Republic of Poland (A/A2)
PLN	22,690,000	2.750		04/25/28	6,269,100

Russia – 7.6%
Russian Federation Bond (NR/NR)
RUB	211,920,000	6.900		05/23/29	3,597,804
	145,630,000	7.650		04/10/30	2,588,391
	186,220,000	7.250		05/10/34	3,228,039

					9,414,234

South Africa – 8.2%
Republic of South Africa (BB+/Baa3)
ZAR	12,960,000	10.500		12/21/26	1,033,624
	6,930,000	7.000		02/28/31	418,411

Principal Amount		Interest Rate	Maturity Date	Value

Sovereign Debt Obligations – (continued)
South Africa (continued)
ZAR	10,106,000	8.250%	03/31/32	$ 661,562
	57,020,000	8.875	02/28/35	3,798,677
	23,010,000	8.500	01/31/37	1,453,399
	22,620,000	9.000	01/31/40	1,471,200
	2,790,000	6.500	02/28/41	138,353
	19,154,300	8.750	01/31/44	1,200,255

				10,175,481

Thailand – 13.2%
Thailand Government Bond (NR/NR)
THB	85,000,000	2.000	12/17/22	2,888,787
	109,900,000	2.400	12/17/23	3,814,171
	24,710,000	3.300	06/17/38	1,008,513
Thailand Government Bond (NR/Baa1)
	8,230,000	2.125	12/17/26	287,411
	53,269,325	1.250	03/12/28	1,722,493
	103,990,000	3.775	06/25/32	4,286,384
Thailand Government Bond (A-/Baa1)
	58,690,000	3.850	12/12/25	2,241,854
	3,150,000	3.650	06/20/31	127,021

				16,376,634

Turkey – 3.1%
Republic of Turkey (NR/NR)
TRY	19,080,000	12.200	01/18/23	3,247,352
	4,270,000	8.800	09/27/23	659,629

				3,906,981

Uruguay – 0.2%
Republic of Uruguay (BBB/Baa2)
UYU	7,891,940	4.375	12/15/28	217,326

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $86,226,271)				$ 88,477,531

GOLDMAN SACHS LOCAL EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

December 31, 2019 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value

Corporate Obligations – 4.1%
Brazil(b)(c) – 0.1%
Banco do Brasil SA (CCC+/NR) (10 Year CMT + 4.398%)
	$200,000	6.250%	10/29/49	$ 203,188

Peru(a)(b) – 2.2%
Banco de Credito del Peru (BBB+/Baa1)
PEN	643,000	4.850	10/30/20	194,278
Banco de Credito del Peru (BBB+/NR)
	8,200,000	4.650	09/17/24	2,499,849

				2,694,127

United Kingdom – 1.4%
European Bank for Reconstruction & Development (NR/NR)
UAH	40,400,000	16.950	04/03/20	1,695,977

Venezuela – 0.4%
Petroleos de Venezuela SA (NR/NR)
	$9,280,000	6.000	10/28/22	487,200

TOTAL CORPORATE OBLIGATIONS (Cost $7,515,672)				$ 5,080,492

Structured Notes – 10.2%
Singapore(a) – 0.7%
Republic of Indonesia (Issuer Standard Chartered Bank) (NR/NR)
IDR	11,025,000,000	9.000%	03/19/29	$ 890,525

United Kingdom(a) – 5.5%
Republic of Indonesia (Issuer JPMorgan Chase Bank NA) (NR/NR)
	23,396,000,000	7.000	09/18/30	1,672,647
Republic of Indonesia (Issuer Standard Chartered Bank) (NR/NR)
	52,836,000,000	8.750	05/17/31	4,241,723
	12,570,000,000	7.500	08/18/32	908,626

				6,822,996

United States – 4.0%
Republic of Columbia (Issuer Citibank NA) (NR/NR)
COP	4,226,000,000	11.000	07/25/24	1,521,292
Republic of Indonesia (Issuer JPMorgan Chase Bank NA) (NR/NR)(a)
IDR	15,558,000,000	7.000	05/17/27	1,125,735
	17,372,000,000	8.750	05/17/31	1,394,640
	6,568,000,000	7.500	08/19/32	474,770
Ukraine Government Bond (Issuer Citigroup Global Holding, Inc.) (NR/NR)
UAH	9,110,000	14.300	07/10/20	$ 385,323

				4,901,760

TOTAL STRUCTURED NOTES (Cost $13,606,542)				$ 12,615,281

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Debt Obligations(b)(d) – 0.2%
Puerto Rico – 0.2%
Puerto Rico Sales Tax Financing Corp. Sales Tax RB Series 2018 A-1 (NR/NR)
$29,000	4.500%		07/01/34	$ 30,945
14,000	4.550		07/01/40	14,494
89,000	4.750		07/01/53	92,918
124,000	5.000		07/01/58	131,568

TOTAL MUNICIPAL DEBT OBLIGATIONS (Cost $247,022)				$ 269,925

U.S. Treasury Obligations – 0.5%
United States Treasury Notes
$330,000	2.875	%(e)	10/15/21	$ 337,348
80,000	1.750	(e)	09/30/22	80,287
90,000	2.875		10/31/23	94,036
110,000	2.875	(e)	05/31/25	116,454
20,000	2.875	(e)	08/15/28	21,556

TOTAL U.S. TREASURY OBLIGATIONS (Cost $649,430)				$ 649,681

Shares	Dividend Rate			Value

Investment Company(f) – 3.5%
Goldman Sachs Financial Square Government Fund - Institutional Shares
4,329,159	1.638%			$ 4,329,159
(Cost $4,329,159)

TOTAL INVESTMENTS – 89.8% (Cost $112,574,096)				$111,422,069

OTHER ASSETS IN EXCESS OF LIABILITIES – 10.2%				12,607,884

NET ASSETS – 100.0%				$124,029,953

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a) Exempt from registration under Rule 144A of the Securities Act of 1933.

(b) Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(c)  Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on December 31, 2019.

(d) Security is currently in default and/or non-income producing.

(e) All or a portion of security is segregated as collateral for initial margin requirements on futures transactions.

(f) Represents an affiliated issuer.

Security ratings disclosed, if any, are obtained from by Standard & Poor’s /Moody’s Investor Service and are unaudited. A brief description of the ratings is available in the Fund’s Statement of Additional Information.

GOLDMAN SACHS LOCAL EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

December 31, 2019 (Unaudited)

Currency Abbreviations:
AUD	— Australian Dollar
BRL	— Brazilian Real
CAD	— Canadian Dollar
CHF	— Swiss Franc
CLP	— Chilean Peso
CNH	— Chinese Yuan Renminbi Offshore
CNY	— Chinese Yuan Renminbi
COP	— Colombian Peso
CZK	— Czech Koruna
DOP	— Dominican Peso
EUR	— Euro
GBP	— British Pound
HKD	— Hong Kong Dollar
HUF	— Hungarian Forint
IDR	— Indonesian Rupiah
ILS	— Israeli Shekel
INR	— Indian Rupee
JPY	— Japanese Yen
KRW	— South Korean Won
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PEN	— Peruvian Nuevo Sol
PHP	— Philippine Peso
PLN	— Polish Zloty
RON	— New Romanian Leu
RUB	— Russian Ruble
SEK	— Swedish Krona
SGD	— Singapore Dollar
THB	— Thai Baht
TRY	— Turkish Lira
TWD	— Taiwan Dollar
UAH	— Ukraine Hryvna
USD	— U.S. Dollar
UYU	— Uruguayan Peso
ZAR	— South African Rand

Investment Abbreviations:
BUBOR	— Budapest Interbank Offered Rate
CMT	— Constant Maturity Treasury Indexes
EURO	— Euro Offered Rate
HIBOR	— Hong Kong Interbank Offered Rate
JIBAR	— Johannesburg Interbank Agreed Rate
KLIBOR	— Kuala Lumpur Interbank Offered Rate
KWCDC	— South Korean Won Certificate of Deposit
LIBOR	— London Interbank Offered Rate
LLC	— Limited Liability Company
MIBOR	— MIBOR - Mumbai Interbank Offered Rate
NR	— Not Rated
PLC	— Public Limited Company
PRIBOR	— Prague Interbank Offered Rate
RB	— Revenue Bond
TIIE	— La Tasa de Interbank Equilibrium Interest Rate
WIBOR	— Warsaw Interbank Offered Rate

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS LOCAL EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

December 31, 2019 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At December 31, 2019, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

MS & Co. Int. PLC	AUD	626,194	EUR	390,165	03/18/20	$482
	AUD	3,937,414	USD	2,721,352	03/18/20	47,098
	BRL	97,323,384	USD	23,578,872	01/03/20	611,583
	BRL	41,187,599	USD	10,140,719	02/04/20	87,295
	CAD	567,028	CHF	419,712	03/18/20	680
	CAD	1,708,934	EUR	1,164,042	03/18/20	4,255
	CAD	5,120,112	USD	3,899,036	03/18/20	44,990
	CHF	2,202,782	EUR	2,015,624	03/18/20	16,739
	CHF	1,732,948	GBP	1,352,642	03/18/20	5,041
	CHF	421,830	JPY	47,079,921	03/18/20	3,069
	CHF	1,260,862	USD	1,291,298	03/18/20	18,800
	CNH	44,032,330	USD	6,277,012	03/18/20	37,017
	COP	5,259,996,495	USD	1,569,935	02/04/20	28,146
	CZK	193,864,750	USD	8,449,020	03/18/20	104,229
	EUR	165,344	CAD	241,750	03/18/20	160
	EUR	382,979	HUF	126,339,318	03/18/20	1,840
	EUR	5,786,405	USD	6,469,005	03/18/20	53,574
	GBP	324,093	USD	428,827	03/18/20	1,393
	HUF	195,284,989	EUR	588,072	03/18/20	1,559
	HUF	1,982,737,770	USD	6,672,515	03/18/20	73,653
	IDR	2,860,816,289	USD	204,082	01/21/20	2,396
	IDR	1,493,712,828	USD	104,807	02/25/20	2,713
	ILS	3,998,486	USD	1,151,798	03/18/20	11,033
	INR	85,709,590	USD	1,195,037	01/21/20	6,075
	INR	406,222,061	USD	5,638,147	02/03/20	47,575
	JPY	46,853,613	USD	430,738	03/18/20	2,404
	KRW	4,629,722,470	USD	3,922,150	02/25/20	87,439
	MXN	262,869,707	USD	13,374,757	03/18/20	367,206
	MYR	30,693,387	USD	7,333,617	01/31/20	187,152
	NOK	43,829,592	EUR	4,302,532	03/18/20	143,600
	NOK	43,504,196	USD	4,760,149	03/18/20	196,300
	NZD	655,269	CAD	569,580	03/18/20	2,880
	NZD	3,269,745	USD	2,159,254	03/18/20	44,437
	PHP	7,935,397	USD	156,440	01/07/20	49
	PLN	49,669,327	USD	12,875,886	03/18/20	218,539
	RON	13,676,883	USD	3,155,937	03/18/20	37,268
	RUB	689,260,801	USD	10,744,880	01/27/20	322,049
	SEK	4,069,284	USD	429,134	03/18/20	6,966
	SGD	3,497,223	USD	2,581,687	03/18/20	20,587
	USD	205,318	BRL	825,378	02/04/20	354
	USD	1,211,904	CLP	907,136,062	01/21/20	5,163
	USD	430,769	COP	1,413,694,151	02/04/20	1,263
	USD	3,881,565	INR	276,261,414	01/21/20	10,107
	USD	280,449	KRW	323,722,454	02/25/20	88
	USD	432,810	MXN	8,248,615	03/18/20	1,600
	USD	1,928,500	TRY	11,587,576	03/18/20	18,701
	ZAR	24,416,340	USD	1,666,829	03/18/20	58,532

TOTAL						$2,944,079

GOLDMAN SACHS LOCAL EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

December 31, 2019 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

MS & Co. Int. PLC	AUD	622,073	CAD	569,565	03/18/20	$(1,349)
	CAD	569,206	NOK	3,900,018	03/18/20	(5,871)
	EUR	2,459,313	CZK	63,041,973	03/18/20	(9,192)
	EUR	1,167,244	GBP	995,923	03/18/20	(6,300)
	EUR	1,552,096	NOK	15,758,370	03/18/20	(45,796)
	EUR	776,442	PLN	3,329,780	03/18/20	(2,612)
	GBP	329,181	CAD	579,408	03/18/20	(9,344)
	GBP	325,103	CHF	428,424	03/18/20	(13,593)
	GBP	651,978	EUR	776,859	03/18/20	(10,221)
	GBP	659,828	USD	891,974	03/18/20	(16,078)
	HUF	255,610,265	EUR	772,878	03/18/20	(1,505)
	INR	59,508,433	USD	837,748	01/21/20	(3,812)
	JPY	46,854,523	AUD	626,885	03/18/20	(7,621)
	JPY	46,699,978	EUR	388,089	03/18/20	(5,742)
	JPY	451,605,802	USD	4,182,569	03/18/20	(7,665)
	MXN	12,104,243	USD	632,812	03/18/20	(42)
	NZD	403,865	USD	272,228	03/18/20	(37)
	SEK	19,639,671	EUR	1,874,512	03/18/20	(8,239)
	SEK	8,076,540	NOK	7,850,055	03/18/20	(28,808)
	TRY	30,538,672	USD	5,161,175	03/18/20	(127,966)
	USD	2,694,329	AUD	3,918,563	03/18/20	(60,867)
	USD	24,008,016	BRL	97,323,384	01/03/20	(182,438)
	USD	1,729,308	BRL	7,023,325	02/04/20	(14,776)
	USD	8,056,509	CAD	10,665,368	03/18/20	(159,034)
	USD	14,832,511	CHF	14,558,682	03/18/20	(294,683)
	USD	431,259	CLP	328,921,797	01/21/20	(6,298)
	USD	6,367,206	CLP	4,889,377,764	02/18/20	(138,683)
	USD	6,778,165	CNH	47,859,446	03/18/20	(84,654)
	USD	2,567,017	COP	8,901,281,096	02/04/20	(137,355)
	USD	4,193,781	EUR	3,743,462	03/18/20	(25,942)
	USD	2,500,764	GBP	1,907,551	03/18/20	(31,434)
	USD	3,262,676	HUF	963,193,104	03/18/20	(14,542)
	USD	8,051,993	ILS	27,814,942	03/18/20	(37,086)
	USD	1,924,074	INR	137,513,741	01/21/20	(3,010)
	USD	2,665,454	KRW	3,106,700,812	02/25/20	(25,117)
	USD	2,488,180	MXN	48,279,944	03/18/20	(35,736)
	USD	5,957,640	NZD	9,070,602	03/18/20	(155,618)
	USD	2,840,116	PEN	9,638,218	02/18/20	(64,239)
	USD	1,544,840	PLN	5,908,705	03/18/20	(12,884)
	USD	3,313,970	RUB	212,024,051	01/27/20	(90,337)
	USD	7,642,866	SEK	72,402,274	03/18/20	(116,392)
	USD	2,791,313	SGD	3,817,177	03/18/20	(49,038)
	USD	5,173,680	THB	156,690,046	03/18/20	(67,096)
	USD	432,082	TRY	2,623,686	03/18/20	(339)
	USD	4,259,813	TWD	128,592,105	02/24/20	(57,109)
	USD	1,635,054	ZAR	24,155,563	03/18/20	(71,874)

TOTAL						$(2,248,374)

GOLDMAN SACHS LOCAL EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

December 31, 2019 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FUTURES CONTRACTS — At December 31, 2019, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
Eurodollars	1	12/14/20	$245,950	$868
Ultra Long U.S. Treasury Bonds	23	03/20/20	4,178,094	(107,355)
Ultra 10 Year U.S. Treasury Notes	56	03/20/20	7,879,375	(102,244)
10 Year U.S. Treasury Notes	63	03/20/20	8,090,578	(49,006)

Total				$(257,737)

Short position contracts:
2 Year U.S. Treasury Notes	(18)	03/31/20	(3,879,000)	(2,132)
5 Year U.S. Treasury Notes	(29)	03/31/20	(3,439,672)	2,786
20 Year U.S. Treasury Bonds	(93)	03/20/20	(14,499,281)	312,851

Total				$313,505

TOTAL FUTURES CONTRACTS				$55,768

SWAP CONTRACTS — At December 31, 2019, the Fund had the following swap contracts:

OVER THE COUNTER INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund	Payments Received by the Fund	Counterparty	Termination Date	Notional Amount (000s)			Value	Upfront Payments (Received) Paid	Unrealized Appreciation/ (Depreciation)
3M TELBOR(a)	1.342%(b)	Barclays Bank PLC	12/18/29	ILS	4,110		$54,087	$—	$54,087	(c)
3M TELBOR(a)	1.020(b)	BofA Securities LLC	03/18/30		9,645	(d)	28,777	2,470	26,307
6M Thai Reuters(e)	1.750	Citibank NA	06/19/21	THB	338,000		100,895	(2,698)	103,593
3M KLIBOR(a)	3.650	Citibank NA	02/27/24	MYR	3,020		11,906	—	11,906	(c)
6M Thai Reuters(b)	1.500	Citibank NA	03/18/25	THB	17,550	(d)	6,666	5,149	1,517
3M TELBOR(a)	1.020(b)	Citibank NA	03/18/30	ILS	2,690	(d)	8,026	11,874	(3,848)
6.055%(a)	Colombia IBR Overnight IB	CS International (London)	05/02/24	COP	3,635,890		(65,122)	—	(65,122	)(c)
6M Thai Reuters(e)	1.500	Deutsche Bank AG (London)	03/18/25	THB	20,820	(d)	7,908	6,046	1,862
3M TELBOR(a)	1.405(b)	Deutsche Bank AG (London)	12/18/29	ILS	3,360		50,156	—	50,156	(c)
6M Thai Reuters(e)	1.750	JPMorgan Securities, Inc.	06/19/21	THB	255,890		77,237	3,621	73,616
6M Thai Reuters(e)	1.500	JPMorgan Securities, Inc.	03/18/25		17,590	(d)	6,682	3,105	3,577
3M KLIBOR(e)	1.750	MS & Co. Int. PLC	06/19/21	MYR	87,700		26,471	390	26,081
3M KLIBOR(a)	3.693	MS & Co. Int. PLC	03/01/24		5,490		23,909	—	23,909	(c)
3M KLIBOR(a)	3.605	MS & Co. Int. PLC	03/06/24		30,010		105,303	—	105,303	(c)
3M KLIBOR(a)	3.330	MS & Co. Int. PLC	05/31/24		2,610		2,198	—	2,198	(c)
3M KLIBOR(a)	3.250	MS & Co. Int. PLC	12/18/24		2,000		(104)	536	(640)

TOTAL							$444,995	$30,493	$414,502

(a)	Payments made quarterly.

(b)	Payments made annually.

(c)	There are no upfront payments on the swap contracts, therefore the unrealized gain (loss) on the swap contracts is equal to their market value.

(d)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to December 31, 2019.

(e)	Payments made semi-annually.

GOLDMAN SACHS LOCAL EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

December 31, 2019 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)			Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)
1M BID Avg(a)	7.250%	01/02/20	BRL	53,900	(b)	$182,770	$1,067	$181,703
8.360%(a)	Mexico IB TIIE 28D	03/18/20	MXN	663,325	(b)	(69,576)	(172,125)	102,549
7.330(c)	3M JIBAR	03/21/20	ZAR	10	(b)	(1)	(1)	—
10.300(a)	1M BID Avg	01/03/22	BRL	80	(b)	(2,605)	(103)	(2,502)
1M BID Avg(a)	5.440	01/03/22		22,475	(b)	24,132	14,464	9,668
Mexico IB TIIE 28D(a)	6.600	03/16/22	MXN	174,960	(b)	9,129	(3,227)	12,356
6M BUBOR(d)	0.500(e)	03/18/22	HUF	1,454,710	(b)	(5,365)	7,083	(12,448)
3M KWCDC(c)	1.500	03/18/22	KRW	30,649,190	(b)	101,800	91,617	10,183
1.500(d)	3M LIBOR(c)	03/18/22		$6,860	(b)	21,868	9,751	12,117
4.500(c)	3M MIBOR	03/18/22	COP	28,164,880	(b)	(2,839)	1,990	(4,829)
2.000(e)	6M PRIBOR(d)	03/18/22	CZK	266,090	(b)	60,461	(2,116)	62,577
6M PRIBOR(d)	1.850(e)	09/16/22		111,650	(b)	(34,326)	1,207	(35,533)
1M BID Avg(f)	5.750	01/02/23	BRL	21,655	(b)	7,928	(3,714)	11,642
1M BID Avg(a)	6.660	01/02/23		55,656	(b)	377,739	153,132	224,607
Mexico IB TIIE 28D(a)	6.490	03/15/23	MXN	98,665	(b)	(2,235)	97	(2,332)
6M PRIBOR(d)	1.100(e)	12/18/24	CZK	36,900	(b)	(75,765)	(370)	(75,395)
6M WIBOR(d)	1.860(e)	12/18/24	PLN	1,020	(b)	957	2,234	(1,277)
6.260(a)	1M BID Avg	01/02/25	BRL	10,975	(b)	(766)	1,499	(2,265)
Mexico IB TIIE 28D(a)	6.400	03/12/25	MXN	49,980	(b)	(19,931)	(3,247)	(16,684)
3M LIBOR(c)	3.000	03/18/25	CNY	19,420	(b)	2,975	4,243	(1,268)
1.505(e)	6M PRIBOR(d)	09/16/26	CZK	37,950	(b)	34,167	(1,913)	36,080
Mexico IB TIIE 28D(a)	6.550	03/10/27	MXN	32,690	(b)	(12,702)	(666)	(12,036)
6.700(a)	Mexico IB TIIE 28D	03/06/30		7,240	(b)	2,881	590	2,291
6M EURO(d)	0.500(e)	03/18/30	EUR	2,290	(b)	70,059	93,801	(23,742)
1.750(c)	3M HIBOR	03/18/30	HKD	8,240	(b)	26,297	10,715	15,582
1.500(c)	3M KWCDC	03/18/30	KRW	1,606,350	(b)	(14,909)	(20,307)	5,398
2.000(d)	3M LIBOR(c)	03/18/30		$570	(b)	(5,141)	(11,620)	6,479
3M MIBOR(c)	5.600	03/18/30	COP	7,461,130	(b)	2,523	(2,584)	5,107
6M BUBOR(a)	1.500	06/17/30	HUF	231,720	(b)	(12,141)	9,740	(21,881)
1.500(e)	6M PRIBOR(d)	06/17/30	CZK	72,550	(b)	55,982	(23,314)	79,296
1.750(e)	6M WIBOR(d)	06/17/30	PLN	8,220	(b)	24,266	(9,817)	34,083
3M JIBAR(c)	8.000	06/17/30	ZAR	20,320	(b)	20,626	22	20,604

TOTAL						$768,258	$148,128	$620,130

(a)	Payments made monthly.

(b)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to December 31, 2019.

(c)	Payments made quarterly.

(d)	Payments made semi-annually.

(e)	Payments made annually.

(f)	Payments made at termination date.

GOLDMAN SACHS LOCAL EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

December 31, 2019 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER THE COUNTER CREDIT DEFAULT SWAP CONTRACTS

Reference Obligation/Index	Financing Rate Paid by the Fund(a)	Credit Spread at December 31, 2019(b)	Counterparty	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Purchased:
People’s Republic of China, 7.500%, 10/28/27	(1.000)%	0.037%	BofA Securities LLC	12/20/20	$2,320	$(22,552)	$5,062	$(27,614)
People’s Republic of China, 7.500%, 10/28/27	(1.000)	0.057	BofA Securities LLC	06/20/21	70	(992)	241	(1,233)
People’s Republic of China, 7.500%, 10/28/27	(1.000)	0.037	Citibank NA	12/20/20	3,400	(33,051)	8,641	(41,692)
People’s Republic of China, 7.500%, 10/28/27	(1.000)	0.057	Citibank NA	06/20/21	3,810	(54,008)	11,743	(65,751)
People’s Republic of China, 7.500%, 10/28/27	(1.000)	0.057	JPMorgan Securities, Inc.	06/20/21	250	(3,544)	750	(4,294)
People’s Republic of China, 7.500%, 10/28/27	(1.000)	0.057	UBS AG (London)	06/20/21	280	(3,970)	362	(4,332)

TOTAL						$(118,117)	$26,799	$(144,916)

Protection Sold:
People’s Republic of China, 7.500%, 10/28/27	1.000	0.220	MS & Co. Int. PLC	12/20/23	6,780	206,806	132,218	74,588

TOTAL						$88,689	$159,017	$(70,328)

(a)	Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.
(b)	Payments made quarterly.

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS

Referenced Obligation/Index	Financing Rate Received/(Paid) by the Fund(a)	Credit Spread at December 31, 2019(b)	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)
Protection Sold:
State of Qatar, 9.750%, 06/15/30	1.000%	0.312%	06/20/24	$130	$3,921	$2,529	$1,392
Republic of Indonesia, 5.875%, 03/13/20	1.000	0.563	06/20/24	1,310	25,069	7,636	17,433
Republic of Colombia, 10.375%, 01/28/33	1.000	0.632	06/20/24	1,230	19,893	6,772	13,121
State of Qatar, 9.750%, 06/15/30	1.000	0.367	12/20/24	1,030	31,612	29,084	2,528
Russian Federation, 7.500%, 03/31/30	1.000	0.550	12/20/24	320	6,979	(2,478)	9,457
Federative Republic of Brazil, 4.250%, 01/07/25	1.000	0.314	06/20/20	200	717	481	236
People’s Republic of China, 7.500%, 10/28/27	1.000	0.110	06/20/22	1,210	26,711	21,618	5,093
Republic of Peru, 8.750%, 11/21/33	1.000	0.424	12/20/24	1,000	27,879	20,918	6,961
United Mexican States, 4.150%, 03/28/27	1.000	0.783	12/20/24	1,000	10,633	8,964	1,669
Federative Republic of Brazil, 4.250%, 01/07/25	1.000	0.989	12/20/24	1,000	847	(8,455)	9,302
CDX.NA.EM Index 32	1.000	1.741	12/20/24	5,200	(174,038)	(223,136)	49,098

TOTAL					$(19,777)	$(136,067)	$116,290

(a)	Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.
(b)	Payments made quarterly.

GOLDMAN SACHS LOCAL EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

December 31, 2019 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

Abbreviations:
1M BID Avg	— 1 month Brazilian Interbank Deposit Average
BofA Securities LLC	— Bank of America Securities LLC
CDX.NA.EM.Index 32	— CDX North America Emerging Markets Index 32
CS International (London)	— Credit Suisse International (London)
MS & Co. Int. PLC	— Morgan Stanley & Co. International PLC
Mexico IB TIIE 28D	— Mexico Interbank TIIE 28 Days

GOLDMAN SACHS U.S. MORTGAGES FUND

Schedule of Investments

December 31, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – 132.2%
Collateralized Mortgage Obligations – 5.3%
Interest Only(a) – 1.3%
FHLMC REMIC Series 3852, Class SW(b) (-1x1M USD LIBOR + 6.000%)
$404,982	4.260%	05/15/41	$ 63,332
FHLMC REMIC Series 4286, Class SN(b) (-1x1M USD LIBOR + 6.000%)
3,173,632	4.260	12/15/43	516,995
FHLMC REMIC Series 4314, Class SE(b) (-1x1M USD LIBOR + 6.050%)
304,399	4.310	03/15/44	48,796
FHLMC REMIC Series 4320, Class SD(b) (-1x1M USD LIBOR + 6.100%)
158,330	4.360	07/15/39	26,618
FHLMC REMIC Series 4456, Class IO
190,143	4.500	10/15/44	32,961
FHLMC REMIC Series 4468, Class SY(b) (-1x1M USD LIBOR + 6.100%)
292,921	4.360	05/15/45	48,788
FHLMC REMIC Series 4583, Class ST(b) (-1x1M USD LIBOR + 6.000%)
1,291,390	4.260	05/15/46	223,102
FHLMC REMIC Series 4936, Class ES(b) (-1x1M USD LIBOR + 6.000%)
502,312	4.260	12/25/49	79,499
FHLMC REMIC Series 4936, Class PS(b) (-1x1M USD LIBOR + 6.000%)
398,221	4.260	12/25/49	66,625
FHLMC STRIPS Series 304, Class C45
222,909	3.000	12/15/27	14,663
FNMA REMIC Series 2007-36, Class SN(b) (-1x1M USD LIBOR + 6.770%)
378,966	4.978	04/25/37	76,077
FNMA REMIC Series 2008-17, Class SI(b) (-1x1M USD LIBOR + 6.300%)
487,134	4.508	03/25/38	83,241
FNMA REMIC Series 2011-124, Class SC(b) (-1x1M USD LIBOR + 6.550%)
275,933	4.758	12/25/41	49,795
FNMA REMIC Series 2012-88, Class SB(b) (-1x1M USD LIBOR + 6.670%)
365,089	4.878	07/25/42	61,894
FNMA REMIC Series 2015-34, Class LS(b) (-1x1M USD LIBOR + 6.100%)
2,115,002	4.308	06/25/45	383,279
FNMA REMIC Series 2018-8, Class SA(b) (-1x1M USD LIBOR + 6.150%)
1,037,754	4.358	02/25/48	147,554

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Interest Only(a) – (continued)
FNMA REMIC Series 2019-81, Class SD(b) (-1x1M USD LIBOR + 6.000%)
$600,000	4.296%	01/25/50	$ 83,981
GNMA REMIC Series 2010-101, Class S(b) (-1x1M USD LIBOR + 6.000%)
868,749	4.235	08/20/40	148,315
GNMA REMIC Series 2010-20, Class SE(b) (-1x1M USD LIBOR + 6.250%)
357,430	4.485	02/20/40	66,938
GNMA REMIC Series 2010-85, Class SN(b) (-1x1M USD LIBOR + 5.940%)
34,730	4.175	07/20/40	5,993
GNMA REMIC Series 2013-124, Class CS(b) (-1x1M USD LIBOR + 6.050%)
1,548,584	4.285	08/20/43	282,282
GNMA REMIC Series 2013-134, Class DS(b) (-1x1M USD LIBOR + 6.100%)
81,043	4.335	09/20/43	14,566
GNMA REMIC Series 2014-11, Class KI
191,090	4.500	12/20/42	18,377
GNMA REMIC Series 2014-117, Class SJ(b) (-1x1M USD LIBOR + 5.600%)
3,688,805	3.835	08/20/44	584,026
GNMA REMIC Series 2014-132, Class SL(b) (-1x1M USD LIBOR + 6.100%)
577,176	4.335	10/20/43	74,385
GNMA REMIC Series 2014-133, Class BS(b) (-1x1M USD LIBOR + 5.600%)
277,383	3.835	09/20/44	43,258
GNMA REMIC Series 2014-158, Class SA(b) (-1x1M USD LIBOR + 5.600%)
1,739,605	3.860	10/16/44	279,352
GNMA REMIC Series 2015-110, Class MS(b) (-1x1M USD LIBOR + 5.710%)
1,109,388	3.945	08/20/45	168,925
GNMA REMIC Series 2015-111, Class IM
952,828	4.000	08/20/45	126,185
GNMA REMIC Series 2015-111, Class SM(b) (-1x1M USD LIBOR + 6.200%)
345,981	4.435	08/20/45	56,717
GNMA REMIC Series 2015-112, Class SB(b) (-1x1M USD LIBOR + 5.740%)
328,707	3.975	08/20/45	47,487
GNMA REMIC Series 2015-119, Class SN(b) (-1x1M USD LIBOR + 6.250%)
719,699	4.485	08/20/45	117,413

GOLDMAN SACHS U.S. MORTGAGES FUND

Schedule of Investments (continued)

December 31, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Interest Only(a) – (continued)
GNMA REMIC Series 2015-129, Class IC
$695,999	4.500%	09/16/45	$ 128,322
GNMA REMIC Series 2015-168, Class SD(b) (-1x1M USD LIBOR + 6.200%)
184,744	4.435	11/20/45	33,504
GNMA REMIC Series 2015-57, Class AS(b) (-1x1M USD LIBOR + 5.600%)
2,054,363	3.835	04/20/45	296,868
GNMA REMIC Series 2015-72, Class JI
77,961	3.500	05/20/45	8,043
GNMA REMIC Series 2015-83, Class PI
130,834	3.500	06/20/45	13,973
GNMA REMIC Series 2015-90, Class PI
103,836	3.500	04/20/45	9,889
GNMA REMIC Series 2016-1, Class ST(b) (-1x1M USD LIBOR + 6.200%)
349,880	4.435	01/20/46	55,795
GNMA REMIC Series 2016-138, Class DI
214,801	4.000	10/20/46	31,216
GNMA REMIC Series 2016-27, Class IA
750,250	4.000	06/20/45	83,562
GNMA REMIC Series 2016-4, Class SM(b) (-1x1M USD LIBOR + 5.650%)
520,010	3.885	01/20/46	80,583
GNMA REMIC Series 2018-72, Class IB
2,372,205	4.000	04/20/46	365,019
GNMA REMIC Series 2019-110, Class SD(b) (-1x1M USD LIBOR + 6.100%)
1,477,042	4.335	09/20/49	223,345
GNMA REMIC Series 2019-110, Class SE(b) (-1x1M USD LIBOR + 6.100%)
1,643,380	4.335	09/20/49	237,001
GNMA REMIC Series 2019-128, Class IO
1,292,915	4.000	10/20/49	209,800
GNMA REMIC Series 2019-129, Class AI
1,690,206	3.500	10/20/49	294,257
GNMA REMIC Series 2019-98, Class SC(b) (-1x1M USD LIBOR + 6.050%)
2,079,916	4.285	08/20/49	323,310

			6,435,906

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Regular Floater(b) – 2.2%
FHLMC REMIC Series 4103, Class BF (1M USD LIBOR + 0.350%)
$412,561	2.090%	12/15/38	$ 412,196
FNMA REMIC Series 2010-118, Class YF (1M USD LIBOR + 0.500%)
3,672,473	2.292%	10/25/40	3,679,125
FNMA REMIC Series 2011-63, Class FG (1M USD LIBOR + 0.450%)
91,671	2.242	07/25/41	92,021
FNMA REMIC Series 2017-96, Class FA (1M USD LIBOR + 0.400%)
2,153,253	2.192	12/25/57	2,143,420
GNMA REMIC Series 2017-182, Class FN (1M USD LIBOR + 0.300%)
4,174,612	2.040	12/16/47	4,147,413

			10,474,175

Sequential Fixed Rate – 1.6%
FHLMC REMIC Series 2042, Class N
38,315	6.500	03/15/28	41,952
FHLMC REMIC Series 3748, Class D
354,222	4.000	11/15/39	363,961
FHLMC REMIC Series 4577, Class HM(c)
658,431	4.000	12/15/50	699,374
FNMA REMIC Series 2000-16, Class ZG
121,651	8.500	06/25/30	145,128
FNMA REMIC Series 2005-59, Class KZ
726,224	5.500	07/25/35	814,614
FNMA REMIC Series 2011-52, Class GB
418,846	5.000	06/25/41	464,190
FNMA REMIC Series 2011-99, Class DB
456,053	5.000	10/25/41	504,538
FNMA REMIC Series 2012-111, Class B
63,903	7.000	10/25/42	74,471
FNMA REMIC Series 2012-153, Class B
256,825	7.000	07/25/42	305,953
FNMA REMIC Series 2017-87, Class EA
4,361,486	3.000	04/25/44	4,457,513

			7,871,694

Sequential Floating Rate(b) – 0.2%
Adjustable Rate Mortgage Trust Series 2004-5, Class 2A1
51,059	3.976	04/25/35	51,273
Bear Stearns ALT-A Trust Series 2005-5, Class 21A1
289,932	4.242	07/25/35	290,032
Countrywide Alternative Loan Trust Series 2005-38, Class A1 (12M MTA + 1.500%)
77,408	3.739	09/25/35	76,420

GOLDMAN SACHS U.S. MORTGAGES FUND

Schedule of Investments (continued)

December 31, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Sequential Floating Rate(b) – (continued)
HarborView Mortgage Loan Trust Series 2005-16, Class 2A1A (1M USD LIBOR + 0.480%)
$65,774	2.244%	01/19/36	$ 63,499
Impac CMB Trust Series 2004-08, Class 1A (1M USD LIBOR + 0.720%)
31,214	2.512	10/25/34	30,858
Morgan Stanley Mortgage Loan Trust Series 2004-8AR, Class 4A1
278,438	4.329	10/25/34	276,710
New Residential Mortgage Loan Trust Series 2015-1A, Class A1(d)
232,385	3.750	05/28/52	239,357

			1,028,149

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS			$ 25,809,924

Commercial Mortgage-Backed Securities – 3.1%
Sequential Fixed Rate – 2.6%
BBCMS Mortgage Trust Series 2018-C2, Class A4
$2,650,000	4.047%	12/15/51	$ 2,930,147
Cantor Commercial Real Estate Lending Series 2019-CF3, Class A4
1,900,000	3.006	01/15/53	1,947,657
Citigroup Commercial Mortgage Trust Series 2019-C7, Class A4
850,000	3.102	12/15/72	878,168
Morgan Stanley Capital I Trust Series 2018-L1, Class A3
6,400,000	4.139	10/15/51	7,100,079

			12,856,051

Sequential Floating Rate(b) – 0.5%
Bancorp Commercial Mortgage Trust Series 2018-CRE4, Class A(d) (1M USD LIBOR + 0.900%)
826,952	2.640	09/15/35	826,980
BANK 2018-BNK15 Series 2018-BN15, Class A4
900,000	4.407	11/15/61	1,021,870
Exantas Capital Corp. Ltd. Series 2018-RSO6, Class A(d) (1M USD LIBOR + 0.830%)
434,934	2.567	06/15/35	434,597

			2,283,447

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES			$ 15,139,498

Federal Agencies – 123.8%
Adjustable Rate FHLMC(b) – 0.1%
(1 Year CMT + 2.107%)
$8,121	4.007%	10/01/34	$ 8,576
(1 Year CMT + 2.211%)
14,074	4.302	09/01/33	14,836

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Adjustable Rate FHLMC(b) – (continued)
(1 Year CMT + 2.250%)
$33,848	4.801%	04/01/33	$ 35,445
11,726	4.005	11/01/34	12,344
10,965	4.927	02/01/35	11,503
37,127	4.668	06/01/35	38,981

			121,685

Adjustable Rate FNMA(b) – 0.1%
(1 Year CMT + 2.195%)
16,054	4.587	02/01/35	16,858
(1 Year CMT + 2.208%)
3,686	4.681	07/01/33	3,868
(1 Year CMT + 2.261%)
87,200	4.668	06/01/33	91,474
(1 Year CMT + 2.307%)
1,107	4.639	04/01/34	1,161
(1 Year CMT + 2.530%)
78,440	4.530	08/01/34	82,638
(12M USD LIBOR + 1.622%)
27,838	4.738	03/01/35	28,892
(12M USD LIBOR + 1.647%)
26,185	3.919	12/01/33	27,265
(12M USD LIBOR + 1.670%)
13,261	3.715	11/01/34	13,892
(12M USD LIBOR + 1.810%)
16,494	4.932	04/01/35	17,259
(12M USD LIBOR + 1.977%)
31,317	4.984	05/01/35	32,831
(6M USD LIBOR + 1.412%)
4,747	3.655	06/01/33	4,889
(COF + 1.250%)
791	2.405	07/01/22	790
7,288	2.377	07/01/27	7,282
8,289	2.377	11/01/27	8,282
4,620	2.377	01/01/31	4,618
6,313	2.377	06/01/32	6,310
6,418	2.405	08/01/32	6,416
9,578	2.405	05/01/33	9,574
78,994	2.405	08/01/33	78,951
3,020	2.377	11/01/35	3,018
20,306	2.377	12/01/37	20,292
11,811	2.377	01/01/38	11,803
7,363	2.377	11/01/40	7,359

			485,722

Adjustable Rate GNMA(b) – 0.1%
(1 Year CMT + 1.500%)
8,239	3.875	06/20/23	8,351
4,351	3.250	07/20/23	4,420
4,132	3.250	08/20/23	4,199
9,249	3.250	09/20/23	9,358
3,186	4.000	03/20/24	3,231
27,945	3.875	04/20/24	28,429
3,702	3.875	05/20/24	3,778
31,760	3.875	06/20/24	32,270
19,612	3.250	07/20/24	19,884
27,083	3.250	08/20/24	27,465

GOLDMAN SACHS U.S. MORTGAGES FUND

Schedule of Investments (continued)

December 31, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Adjustable Rate GNMA(b) – (continued)
(1 Year CMT + 1.500%) – (continued)
$8,171	3.250%	09/20/24	$ 8,287
10,908	4.125	11/20/24	11,062
11,787	4.125	12/20/24	11,955
7,216	4.000	01/20/25	7,330
4,292	4.000	02/20/25	4,361
16,288	3.875	05/20/25	16,584
13,263	3.250	07/20/25	13,478
5,722	4.000	02/20/26	5,826
336	3.250	07/20/26	343
16,616	4.000	01/20/27	16,945
6,369	4.000	02/20/27	6,497
48,693	3.875	04/20/27	49,764
4,671	3.875	05/20/27	4,777
7,133	3.875	06/20/27	7,292
2,494	4.125	11/20/27	2,544
7,282	4.125	12/20/27	7,428
17,455	4.000	01/20/28	17,831
5,792	4.000	02/20/28	5,918
6,095	4.000	03/20/28	6,228
28,533	3.250	07/20/29	29,203
18,543	3.250	08/20/29	18,993
3,389	3.250	09/20/29	3,469
14,618	4.125	10/20/29	14,956
20,577	4.125	11/20/29	21,060
3,977	4.125	12/20/29	4,069
5,772	4.000	01/20/30	5,914
2,465	4.000	02/20/30	2,527
16,739	4.000	03/20/30	17,153
17,659	3.875	04/20/30	18,129
45,447	3.875	05/20/30	46,663
5,185	3.875	06/20/30	5,328
39,813	3.250	07/20/30	40,805
7,983	3.250	09/20/30	8,190
12,312	4.125	10/20/30	12,601

			594,895

FHLMC – 9.6%
296	5.500	04/01/20	296
56,402	5.000	10/01/33	62,041
3,080	5.000	07/01/35	3,414
2,084	4.500	08/01/35	2,234
4,902	4.500	09/01/35	5,255
4,366	4.500	10/01/35	4,680
71,643	5.000	12/01/35	79,010
1,995	5.000	02/01/37	2,208
28,980	4.500	01/01/38	31,065
1,187	4.500	06/01/38	1,272
46,149	4.500	09/01/38	49,733
202	4.500	01/01/39	220
25,904	4.500	02/01/39	28,247
10,579	4.500	03/01/39	11,535
2,443	4.500	04/01/39	2,663
78,906	4.500	05/01/39	86,037
179,063	5.000	05/01/39	197,886
229,683	4.500	06/01/39	250,439
3,372	4.500	07/01/39	3,676
319,307	5.000	07/01/39	353,742
5,258	4.500	08/01/39	5,734
11,239	4.500	09/01/39	12,255
2,883	4.500	10/01/39	3,143
1,921	4.500	11/01/39	2,095

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
FHLMC – (continued)
$6,936	4.500%	12/01/39	$ 7,563
8,007	4.500	01/01/40	8,730
6,350	4.500	04/01/40	6,902
8,759	4.500	05/01/40	9,521
19,843	4.000	06/01/40	21,278
11,687	4.500	06/01/40	12,703
7,968	4.500	07/01/40	8,660
1,988	4.500	08/01/40	2,161
12,302	5.000	08/01/40	13,574
12,171	5.000	10/01/40	13,388
172,856	4.000	02/01/41	185,214
49,401	4.500	02/01/41	53,698
8,426	4.500	03/01/41	9,159
23,226	4.500	04/01/41	25,246
19,514	4.500	05/01/41	21,212
39,502	4.500	06/01/41	42,937
2,360	5.000	06/01/41	2,588
92,667	4.500	08/01/41	100,727
101,834	4.500	09/01/41	110,688
67,303	4.000	10/01/41	72,489
12,196	4.000	11/01/41	13,075
6,402	4.500	12/01/41	6,959
681,835	4.000	03/01/42	730,392
74,922	4.500	03/01/42	81,439
39,412	3.000	05/01/42	40,627
393,248	3.500	06/01/42	415,759
875,538	4.500	06/01/42	951,046
117,717	3.000	08/01/42	121,653
127,253	3.500	08/01/42	133,893
48,012	3.000	10/01/42	49,519
284,010	3.500	10/01/42	298,829
618,723	3.000	11/01/42	640,563
196,690	3.500	11/01/42	206,953
1,075,510	3.000	12/01/42	1,113,504
1,892,984	3.000	01/01/43	1,959,568
182,648	3.000	02/01/43	188,415
2,561,676	3.500	08/01/43	2,698,523
1,113,565	4.000	08/01/43	1,192,426
657,554	4.000	01/01/44	704,120
689,964	3.500	02/01/44	726,822
546,151	3.500	06/01/44	576,354
15,251	4.000	11/01/44	16,436
72,674	3.500	02/01/45	77,147
126,019	3.500	03/01/45	133,776
21,122	3.500	08/01/45	22,125
30,858	3.500	09/01/45	32,323
58,508	3.500	11/01/45	61,268
4,022,299	3.500	03/01/46	4,236,199
646,871	3.500	05/01/46	678,731
848,383	3.500	06/01/46	888,142
327,354	3.500	07/01/46	342,696
46,196	3.500	10/01/46	48,332
70,481	3.500	12/01/46	73,740
13,446,483	3.000	05/01/47	13,871,088
487,319	3.500	12/01/47	513,507
3,979,266	3.000	01/01/48	4,077,516
841,707	3.500	09/01/48	868,159
6,146,850	3.500	12/01/48	6,340,024

			47,058,966

FNMA – 5.7%
2,703	7.000	08/01/31	3,057
127,933	3.500	07/01/42	134,526
125,017	3.500	08/01/42	131,461
101,650	3.500	09/01/42	106,889
11,958	3.500	10/01/42	12,575
23,556	3.500	11/01/42	24,770

GOLDMAN SACHS U.S. MORTGAGES FUND

Schedule of Investments (continued)

December 31, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
FNMA – (continued)
$12,072	3.500%	01/01/43	$ 12,694
279,235	3.500	02/01/43	293,628
28,089	3.500	05/01/43	29,537
1,145,790	3.500	07/01/43	1,204,848
592,054	3.500	01/01/44	622,570
24,583	3.500	12/01/44	25,857
446,694	4.000	03/01/45	479,274
221,191	4.000	04/01/45	237,323
2,517,535	4.500	06/01/51	2,736,079
4,533,634	4.000	05/01/56	4,864,297
5,026,516	4.000	07/01/56	5,401,318
2,824,743	3.500	08/01/56	2,975,636
4,524,752	3.500	10/01/56	4,773,527
3,679,095	4.000	02/01/57	3,947,433

			28,017,299

GNMA – 40.1%
833	5.500	07/15/20	837
3,900	6.000	04/15/26	4,094
186	6.500	01/15/32	196
957	6.500	02/15/32	1,062
321,020	5.500	04/15/33	357,139
4,894	5.000	11/15/33	5,334
863	6.500	08/15/34	986
1,018	6.500	02/15/36	1,175
1,565	6.500	03/15/36	1,808
3,163	6.500	04/15/36	3,571
11,500	6.500	05/15/36	13,279
5,713	6.500	06/15/36	6,595
30,349	6.500	07/15/36	34,800
33,628	6.500	08/15/36	38,479
58,916	6.500	09/15/36	67,804
25,015	6.500	10/15/36	28,717
37,010	6.500	11/15/36	42,677
17,088	6.500	12/15/36	19,692
10,093	6.500	01/15/37	11,669
1,678	6.500	03/15/37	1,937
4,233	6.500	04/15/37	4,900
2,238	6.500	05/15/37	2,512
2,616	6.500	08/15/37	3,020
9,787	6.500	09/15/37	11,228
10,566	6.500	10/15/37	12,178
4,367	6.500	11/15/37	4,952
2,294	6.500	05/15/38	2,668
2,259	6.500	02/15/39	2,605
324,472	5.000	01/20/40	357,256
339,489	4.500	05/15/40	366,133
128,248	5.000	07/15/40	135,429
165,878	3.500	09/15/42	174,656
352,286	3.500	02/15/45	369,838
81,200	4.000	05/20/45	85,611
64,490	4.000	07/20/45	67,953
121,168	4.000	10/20/45	127,675
365,672	4.000	01/20/46	384,621
1,379,282	4.500	03/20/46	1,480,177
3,850,091	3.000	06/20/46	3,971,997
6,449,143	4.500	02/20/47	6,831,638
760,229	4.500	03/20/47	807,763
4,421,367	4.500	05/20/47	4,695,053
6,704,813	4.000	06/20/47	7,006,169
759,257	4.500	06/20/47	806,256

Principal Amount	Interest Rate	Maturity Date		Value

Mortgage-Backed Obligations – (continued)
GNMA – (continued)
$230,479	4.500%	07/20/47		$ 244,673
2,284,777	4.500	08/20/47		2,425,493
4,319,283	3.500	01/20/48		4,486,944
13,623,662	4.500	08/20/48		14,343,514
11,063,111	4.500	09/20/48		11,639,888
1,885,890	5.000	09/20/48		2,000,104
4,357,583	5.000	10/20/48		4,616,723
7,054,991	5.000	11/20/48		7,467,928
4,726,316	4.500	12/20/48		4,960,538
4,176,019	5.000	12/20/48		4,413,595
10,629,738	4.500	01/20/49		11,139,077
15,966,469	5.000	01/20/49		16,858,595
6,932,723	5.000	03/20/49		7,291,383
4,000,000	2.500	TBA-30yr	(e)	4,014,604
2,000,000	3.500	TBA-30yr	(e)	2,061,224
3,000,000	5.000	TBA-30yr	(e)	3,159,375
65,000,000	3.000	TBA-30yr	(e)	66,768,657

				196,246,454

UMBS – 41.0%
119	5.500	02/01/20		119
612	5.500	01/01/21		618
2,382	7.000	09/01/21		2,444
12,781	7.000	06/01/22		13,272
5,160	7.000	07/01/22		5,393
577	4.500	04/01/23		593
231,043	4.500	07/01/36		250,983
21,708	4.500	12/01/36		23,582
222,602	4.500	02/01/39		242,566
4,572	4.500	03/01/39		4,969
6,531	4.500	05/01/39		7,098
4,935	4.500	07/01/39		5,363
4,496	4.000	08/01/39		4,819
10,908	4.500	09/01/39		11,886
14,881	4.500	10/01/39		16,216
37,584	4.500	02/01/40		40,847
5,861	4.500	03/01/40		6,387
87,856	4.500	04/01/40		95,437
31,308	4.500	06/01/40		34,026

GOLDMAN SACHS U.S. MORTGAGES FUND

Schedule of Investments (continued)

December 31, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
UMBS – (continued)
$5,987	4.500%	09/01/40	$ 6,506
6,942	4.500	12/01/40	7,541
88,123	4.500	01/01/41	95,729
26,215	4.500	04/01/41	28,477
42,988	4.500	06/01/41	46,698
35,557	4.500	07/01/41	38,625
164,834	4.500	08/01/41	178,673
165,920	4.500	09/01/41	180,239
149,222	3.500	10/01/41	157,333
127,257	4.500	10/01/41	138,240
38,053	3.500	11/01/41	40,121
113,407	4.500	11/01/41	123,194
77,425	4.500	12/01/41	84,107
141,668	3.500	01/01/42	149,368
72,379	4.500	01/01/42	78,625
15,871	3.500	02/01/42	16,709
621,171	4.000	03/01/42	665,001
6,876	4.500	03/01/42	7,546
110,599	4.000	04/01/42	118,402
22,312	4.500	04/01/42	24,274
13,699	3.500	05/01/42	14,422
51,648	3.500	06/01/42	54,472
93,504	3.000	09/01/42	96,458
37,981	3.500	09/01/42	40,058
224,527	3.500	10/01/42	236,802
530,394	3.000	12/01/42	547,335
102,481	3.500	12/01/42	108,083
111,466	3.000	01/01/43	115,476
40,361	3.000	02/01/43	41,812
317,469	3.500	02/01/43	334,810
1,082,584	3.000	03/01/43	1,121,514
1,361,161	3.500	03/01/43	1,434,344
1,181,266	3.000	04/01/43	1,223,747
1,530,880	3.500	04/01/43	1,611,634
478,677	2.500	05/01/43	479,512
1,470,584	3.000	05/01/43	1,523,469
237,561	3.500	05/01/43	249,605
50,037	3.000	06/01/43	51,835
899,866	3.500	06/01/43	948,225
442,587	3.000	07/01/43	458,504

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
UMBS – (continued)
$3,465,401	3.500%	07/01/43	$ 3,649,601
1,732,628	3.500	08/01/43	1,824,117
50,218	3.500	09/01/43	52,964
110,740	3.500	01/01/44	116,794
50,294	3.500	08/01/44	52,685
105,261	3.500	09/01/44	110,865
136,972	3.500	10/01/44	145,916
55,872	5.000	12/01/44	60,971
39,393	3.500	01/01/45	41,793
501,282	4.000	02/01/45	535,219
157,274	3.500	03/01/45	166,506
102,968	3.500	04/01/45	107,825
1,431,079	4.500	04/01/45	1,574,092
949,337	3.500	05/01/45	1,011,323
235,432	4.500	05/01/45	258,960
2,634,491	4.500	06/01/45	2,845,695
146,120	3.500	07/01/45	152,966
24,675	3.500	11/01/45	25,824
602,712	4.000	11/01/45	638,971
458,738	3.500	01/01/46	480,232
801,790	3.500	03/01/46	852,960
393,405	4.000	03/01/46	415,920
118,436	3.500	04/01/46	126,095
781,744	3.500	05/01/46	820,328
269,717	4.000	06/01/46	284,486
668,742	4.500	06/01/46	713,420
698,029	3.000	07/01/46	714,393
720,206	4.000	07/01/46	759,642
402,714	3.000	08/01/46	412,155
934,853	4.000	08/01/46	986,044
1,393,957	3.000	09/01/46	1,426,635
490,013	3.000	10/01/46	501,500
427,389	4.000	10/01/46	450,792
3,150,176	3.000	11/01/46	3,224,025
7,597,900	3.000	12/01/46	7,776,012
3,090,038	3.000	01/01/47	3,162,476
136,124	3.000	02/01/47	139,315
2,738,900	4.000	02/01/47	2,889,049

GOLDMAN SACHS U.S. MORTGAGES FUND

Schedule of Investments (continued)

December 31, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
UMBS – (continued)
$1,806,338	4.500%	02/01/47	$ 1,951,151
521,493	3.000	04/01/47	533,807
2,568,221	3.000	07/01/47	2,628,426
453,107	4.500	11/01/47	485,503
5,012,694	4.000	02/01/48	5,325,815
1,783,788	4.500	05/01/48	1,921,641
1,967,092	3.500	06/01/48	2,043,356
4,805,899	4.000	06/01/48	5,007,249
3,454,799	3.000	07/01/48	3,535,787
1,738,138	3.500	08/01/48	1,791,635
1,709,536	3.500	09/01/48	1,762,153
11,619,986	4.000	09/01/48	12,102,416
3,409,179	4.500	10/01/48	3,628,331
4,501,917	3.500	11/01/48	4,676,455
7,049,554	4.000	11/01/48	7,331,352
4,033,564	5.000	11/01/48	4,419,171
14,261,289	4.000	01/01/49	15,057,395
5,904,369	4.500	01/01/49	6,418,764
6,914,137	3.500	02/01/49	7,126,945
2,669,384	5.000	02/01/49	2,997,150
1,699,899	4.000	05/01/49	1,770,474
833,247	3.500	06/01/49	858,894
5,999,401	3.000	07/01/49	6,085,687
1,811,190	3.500	07/01/49	1,905,941
1,110,844	3.500	08/01/49	1,169,142
2,968,211	3.000	10/01/49	3,026,156
3,139,492	5.000	10/01/49	3,358,409
27,999,997	2.500	11/01/49	27,693,056
8,999,101	2.500	12/01/49	8,900,452
2,000,000	2.500	01/01/50	1,978,076

			200,643,498

UMBS, 30 Year, Single Family(e) – 27.1%
72,000,000	3.000	TBA-30yr	73,013,026
21,000,000	4.500	TBA-30yr	22,112,345

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
UMBS, 30 Year, Single Family(e) – (continued)
$35,000,000	5.000%	TBA-30yr	$ 37,417,187

			132,542,558

TOTAL FEDERAL AGENCIES			$605,711,077

TOTAL MORTGAGE-BACKED OBLIGATIONS (Cost $639,343,314)			$646,660,499

Asset-Backed Securities – 9.5%
Collateralized Loan Obligations(b)(d) – 3.5%
Arbor Realty Commercial Real Estate Notes Ltd. Series 2018-FL1, Class A (1M USD LIBOR + 1.150%)
$1,300,000	2.890%	06/15/28	$ 1,300,812
Battalion CLO Ltd. Series 2018-12A, Class A1 (3M USD LIBOR + 1.070%)
800,000	2.974	05/17/31	792,751
Cedar Funding V CLO Ltd. Series 2016-5A, Class A1R (3M USD LIBOR + 1.100%)
4,510,000	3.102	07/17/31	4,503,758
Cutwater Ltd. Series 2014-1A, Class A1AR (3M USD LIBOR + 1.250%)
686,086	3.251	07/15/26	686,598
Madison Park Funding XII Ltd. Series 2014-12A, Class AR (3M USD LIBOR + 1.260%)
672,043	3.226	07/20/26	672,385
Magnetite XVI Ltd. Series 2015-16A, Class AR (3M USD LIBOR + 0.800%)
1,500,000	2.803	01/18/28	1,500,038
Nassau Ltd. Series 2019-IA, Class ANA (3M USD LIBOR + 1.510%)
1,000,000	3.511	04/15/31	999,543
OCP CLO Ltd. Series 2014-5A, Class A1R (3M USD LIBOR + 1.080%)
1,600,000	3.016	04/26/31	1,590,774
Ready Capital Mortgage Financing LLC Series 2018-FL2, Class A (1M USD LIBOR + 0.850%)
256,248	2.642	06/25/35	255,781
Sound Point CLO XVIII Ltd. Series 2017-4A, Class A2A (3M USD LIBOR + 1.400%)
850,000	3.366	01/21/31	836,923
Sound Point CLO XVIII Ltd. Series 2017-4A, Class B (3M USD LIBOR + 1.800%)
550,000	3.766	01/21/31	517,733
Thacher Park CLO Ltd. Series 2014-1A, Class AR (3M USD LIBOR + 1.160%)
1,316,684	3.126	10/20/26	1,318,245

GOLDMAN SACHS U.S. MORTGAGES FUND

Schedule of Investments (continued)

December 31, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Asset-Backed Securities – (continued)
Collateralized Loan Obligations(b)(d) – (continued)
York CLO 1 Ltd. Series 2014-1A, Class ARR (3M USD LIBOR + 1.120%)
$2,100,000	3.073%	10/22/29	$ 2,085,642

			17,060,983

Credit Card – 0.4%
Citibank Credit Card Issuance Trust Series 2018-A7, Class A7
1,750,000	3.960	10/13/30	1,938,381

Student Loan(b) – 5.6%
Academic Loan Funding Trust Series 2013-1A, Class A(d) (1M USD LIBOR + 0.800%)
3,441,033	2.592	12/26/44	3,439,143
Brazos Education Loan Authority, Inc. Series 2012-1, Class A1 (1M USD LIBOR + 0.700%)
307,727	2.492	12/26/35	306,707
ECMC Group Student Loan Trust Series 2017-1A, Class A(d) (1M USD LIBOR + 1.200%)
2,689,950	2.992	12/27/66	2,689,946
ECMC Group Student Loan Trust Series 2018-1A, Class A(d) (1M USD LIBOR + 0.750%)
3,528,176	2.542	02/27/68	3,462,083
ECMC Group Student Loan Trust Series 2018-2A, Class A(d) (1M USD LIBOR + 0.800%)
1,890,344	2.592	09/25/68	1,865,273
Education Loan Asset-Backed Trust I Series 2013-1, Class A1(d) (1M USD LIBOR + 0.800%)
221,084	2.592	06/25/26	221,362
Goal Capital Funding Trust Series 2010-1, Class A(d) (3M USD LIBOR + 0.700%)
1,245,667	2.610	08/25/48	1,249,645
Higher Education Funding I Series 2014-1, Class A(d) (3M USD LIBOR + 1.050%)
1,433,067	2.960	05/25/34	1,433,063
Illinois Student Assistance Commission Series 2010-1, Class A3 (3M USD LIBOR + 0.900%)
851,916	2.840	07/25/45	842,927
Panhandle-Plains Higher Education Authority, Inc. Series 2011-2, Class A3 (3M USD LIBOR + 0.850%)
1,100,000	2.949	07/01/32	1,099,107
PHEAA Student Loan Trust Series 2011-1A, Class A1(d) (3M USD LIBOR + 1.100%)
1,657,745	3.047	06/25/38	1,670,966
PHEAA Student Loan Trust Series 2014-3A, Class A(d) (1M USD LIBOR + 0.590%)
3,717,252	2.382	08/25/40	3,692,493

Principal Amount	Interest Rate	Maturity Date	Value

Asset-Backed Securities – (continued)
Student Loan(b) – (continued)
PHEAA Student Loan Trust Series 2016-1A, Class A(d) (1M USD LIBOR + 1.150%)
$890,280	2.942%	09/25/65	$ 890,279
PHEAA Student Loan Trust Series 2016-2A, Class A(d) (1M USD LIBOR + 0.950%)
997,947	2.742	11/25/65	991,284
South Carolina Student Loan Corp. Series 2010-1, Class A3 (3M USD LIBOR + 1.050%)
1,850,000	2.990	10/27/36	1,860,392
Utah State Board of Regents Series 2016-1, Class A (1M USD LIBOR + 0.750%)
1,858,420	2.542	09/25/56	1,853,722

			27,568,392

TOTAL ASSET-BACKED SECURITIES (Cost $46,526,313)			$ 46,567,756

Municipal Debt Obligation(b)(f) – 0.2%
New Hampshire – 0.2%
New Hampshire Higher Education Loan Corp. Series 2011-1, Class A3 (3M USD LIBOR + 0.000%)
$1,040,884	2.790%	10/25/37	$ 1,033,749
(Cost $1,032,514)

Shares	Dividend Rate		Value

Investment Company(g) – 1.4%
Goldman Sachs Financial Square Government Fund - Institutional Shares
6,945,502	1.638%		$ 6,945,502
(Cost $6,945,502)

TOTAL INVESTMENTS – 143.3% (Cost $693,847,643)			$ 701,207,506

LIABILITIES IN EXCESS OF OTHER ASSETS – (43.3)%			(211,774,306)

NET ASSETS – 100.0%			$ 489,433,200

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Security with a notional or nominal principal amount. The actual effective yield of this security is different than the stated interest rate.

(b)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on December 31, 2019.

(c)	Coupon changes periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect on December 31, 2019.

(d)	Exempt from registration under Rule 144A of the Securities Act of 1933.

GOLDMAN SACHS U.S. MORTGAGES FUND

Schedule of Investments (continued)

December 31, 2019 (Unaudited)

(e)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total market value of TBA securities (excluding forward sales contracts, if any) amounts to $208,546,418 which represents approximately 42.6% of the Fund’s net assets as of December 31, 2019.

(f)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(g)	Represents an affiliated issuer.

Currency Abbreviations:
USD	— U.S. Dollar

Investment Abbreviations:
CLO	— Collateralized Loan Obligation
CMT	— Constant Maturity Treasury Indexes
COF	— Cost of Funds Index
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
LIBOR	— London Interbank Offered Rate
LLC	— Limited Liability Company
MTA	— Monthly Treasury Average
PI	— Private Investment
REMIC	— Real Estate Mortgage Investment Conduit
SOFR	— Secured Overnight Funding Rate
STRIPS	— Separate Trading of Registered Interest and Principal of Securities

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS U.S. MORTGAGES FUND

Schedule of Investments (continued)

December 31, 2019 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD SALES CONTRACTS — At December 31, 2019, the Fund had the following forward sales contracts:

Description	Interest Rate	Maturity Date(a)	Settlement Date	Principal Amount	Value

GNMA	4.500%	TBA-30yr	01/21/20	$(27,000,000)	$(28,231,875)
UMBS, 30 Year, Single Family	2.500	TBA-30yr	01/14/20	(9,000,000)	(8,896,063)
UMBS, 30 Year, Single Family	4.000	TBA-30yr	01/14/20	(8,000,000)	(8,321,807)

TOTAL (Proceeds Receivable: $45,436,602)					$(45,449,745)

(a)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

FUTURES CONTRACTS — At December 31, 2019, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
3 Month SOFR	11	03/17/20	$2,707,100	$11
5 Year U.S. Treasury Notes	112	03/31/20	13,284,250	(22,184)

Total				$(22,173)

Short position contracts:
Eurodollars	(1)	06/15/20	(245,775)	(1,542)
Ultra Long U.S. Treasury Bonds	(25)	03/20/20	(4,541,406)	129,696
Ultra 10 Year U.S. Treasury Notes	(63)	03/20/20	(8,864,297)	124,908
30 Day Federal Funds	(2)	01/31/20	(820,461)	(66)
30 Day Federal Funds	(2)	02/28/20	(820,399)	163
30 Day Federal Funds	(1)	03/31/20	(410,200)	144
2 Year U.S. Treasury Notes	(306)	03/31/20	(65,943,000)	38,085
10 Year U.S. Treasury Notes	(55)	03/20/20	(7,063,203)	5,312
20 Year U.S. Treasury Bonds	(2)	03/20/20	(311,813)	(135)

Total				$296,565

TOTAL FUTURES CONTRACTS				$274,392

SWAP CONTRACTS — At December 31, 2019, the Fund had the following swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)		Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

3M LIBOR(a)	1.259%	12/15/21	$510	(b)	$(1,556)	$(32)	$(1,524)
0.000%(c)	3M LIBOR	07/25/24	9,700		242	157	85
1.333(a)	3M LIBOR	11/15/26	6,480	(b)	93,323	32,609	60,714
3M LIBOR(c)	1.654(d)	08/15/29	2,660	(b)	(52,490)	(1,822)	(50,668)
3M LIBOR(c)	2.000(d)	03/18/30	6,240	(b)	56,273	84,821	(28,548)
1.842(d)	3M LIBOR(c)	05/15/45	3,030	(b)	152,306	6,724	145,582

TOTAL					$248,098	$122,457	$125,641

(a)	Payments made annually.
(b)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to December 31, 2019.
(c)	Payments made quarterly.
(d)	Payments made semi-annually.

GOLDMAN SACHS U.S. MORTGAGES FUND

Schedule of Investments (continued)

December 31, 2019 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER THE COUNTER CREDIT DEFAULT SWAP CONTRACTS

Reference Obligation/Index	Financing Rate Paid by the Fund(a)	Credit Spread at December 31, 2019(b)	Counterparty	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Sold:
Markit CMBX Series 10	3.000%	3.035%	JPMorgan Securities, Inc.	11/17/59	$2,450	$(3,956)	$(7,442)	$3,486
Markit CMBX Series 11	3.000	3.218	JPMorgan Securities, Inc.	11/18/54	2,400	(32,666)	(33,320)	654

TOTAL						$(36,622)	$(40,762)	$4,140

(a)	Payments made monthly.
(b)	Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

PURCHASED AND WRITTEN OPTIONS CONTRACTS — At December 31, 2019, the Fund had the following purchased and written options:

OVER-THE-COUNTER INTEREST RATE SWAPTIONS

Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Portfolio	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Calls
1M IRS	Citibank NA	1.736	01/13/2020	8,800,000	$8,800,000	$7,272	$73,348	$(66,076)
Puts
3M IRS	JPMorgan Securities, Inc.	1.734	02/18/2020	1,800,000	1,800,000	33,264	22,105	11,159
1M IRS	Citibank NA	1.736	01/13/2020	8,800,000	8,800,000	137,734	73,348	64,386

				10,600,000	$10,600,000	$170,998	$95,453	$75,545

Total Purchased option contracts				19,400,000	$19,400,000	$178,270	$168,801	$9,469

Written option contracts
Puts
3M IRS	JPMorgan Securities, Inc.	1.582	02/18/2020	(6,200,000)	(6,200,000)	(14,476)	(14,570)	94
3M IRS	JPMorgan Securities, Inc.	1.984	02/18/2020	(1,800,000)	(1,800,000)	(9,195)	(7,263)	(1,932)

Total Written option contracts				(8,000,000)	$(8,000,000)	$(23,671)	$(21,833)	$(1,838)

TOTAL				11,400,000	$11,400,000	$154,599	$146,968	$7,631

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

December 31, 2019 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

INVESTMENTS AND FAIR VALUE MEASUREMENTS

U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities are valued at the closing bid price for long positions and at the closing ask price for short positions. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price, and are generally classified as Level 2. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Private Investments — Private investments may include, but are not limited to, investments in private equity or debt instruments. The investment manager estimates the fair value of private investments based upon various factors, including, but not limited to, transactions in similar instruments, completed or pending third-party transactions in underlying investments or comparable entities, subsequent rounds of financing, recapitalizations, and other transactions across the capital structure, offerings in equity or debt capital markets, and changes in current and projected financial ratios or cash flows.

Underlying Funds (including Money Market Funds) — Underlying Funds (“Underlying Funds”) include other investment companies and exchange-traded funds (“ETFs”). Investments in the Underlying Funds (except ETFs) are valued at the NAV per share on the day of valuation. ETFs are valued daily at the last sale price or official closing price on the principal exchange or system on which the investment is traded. Because the Funds invest in Underlying Funds that fluctuate in value, the Funds’ shares will correspondingly fluctuate in value. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

Debt Securities — Debt securities for which market quotations are readily available are valued daily on the basis of quotations supplied by dealers or an independent pricing service approved by the Trustees. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value. With the exception of treasury securities of G7 countries, which are generally classified as Level 1, these investments are generally classified as Level 2 of the fair value hierarchy.

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

December 31, 2019 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

i. Bank Loans — Bank loans (“Loans”) are interests in amounts owed by corporate, governmental, or other borrowers to lenders or lending syndicates. Loans are arranged through private negotiations between the borrower and one or more financial institutions (“Lenders”). A Fund’s investments in Loans are in the form of either participations in Loans (“Participations”) or assignments of all or a portion of Loans from third parties (“Assignments”). With respect to Participations, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled from the Lender selling the Participations and only upon receipt by the Lender of the payments from the borrower. A Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement with respect to Participations. Conversely, assignments result in a Fund having a direct contractual relationship with the borrower, and the Fund may be permitted to enforce compliance by the borrower with the terms of the loan agreement.

ii. Commercial Paper — Commercial paper normally represents short-term unsecured promissory notes issued in bearer form by banks or bank holding companies, corporations, finance companies and other issuers. Commercial paper consists of direct U.S. dollar-denominated obligations of domestic or foreign issuers. Asset-backed commercial paper is issued by a special purpose entity that is organized to issue the commercial paper and to purchase trade receivables or other financial assets.

iii. Inverse Floaters — The interest rate on inverse floating rate securities (“inverse floaters”) resets in the opposite direction from the market rate of interest to which the inverse floaters are indexed. An inverse floater may be considered to be leveraged to the extent that its interest rate varies by a magnitude that exceeds the magnitude of the change in the index rate of interest. The higher the degree of leverage of an inverse floater, the greater the volatility of its market value.

iv. Mortgage-Backed and Asset-Backed Securities — Mortgage-backed securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by residential and/or commercial real estate property. Asset-backed securities include securities whose principal and interest payments are collateralized by pools of other assets or receivables. The value of certain mortgage-backed and asset-backed securities (including adjustable rate mortgage loans) may be particularly sensitive to changes in prevailing interest rates. The value of these securities may also fluctuate in response to the market’s perception of the creditworthiness of the issuers.

Asset-backed securities may present credit risks that are not presented by mortgage-backed securities because they generally do not have the benefit of a security interest in collateral that is comparable to mortgage assets. Some asset-backed securities may only have a subordinated claim on collateral.

Stripped mortgage-backed securities are usually structured with two different classes: one that receives substantially all interest payments (interest-only, or “IO” and/or high coupon rate with relatively low principal amount, or “IOette”), and the other that receives substantially all principal payments (principal-only, or “PO”) from a pool of mortgage loans. Little to no principal will be received at the maturity of an IO; as a result, periodic adjustments are recorded to reduce the cost of the security until maturity. These adjustments are included in interest income.

v. Mortgage Dollar Rolls — Mortgage dollar rolls are transactions whereby a Fund sells mortgage-backed-securities and simultaneously contracts with the same counterparty to repurchase similar securities on a specified future date. During the settlement period, a Fund will not be entitled to accrue interest and receive principal payments on the securities sold. The Funds account for mortgage dollar roll transactions as purchases and sales and realize gains and losses on these transactions

vi. Structured Notes — The values of structured notes are based on the price movements of a reference security or index. Upon termination, a Fund will receive a payment from the issuer based on the value of the referenced instrument (notional amount multiplied by price of the referenced instrument) and record a realized gain or loss. Structured notes that are exchange traded are generally classified as Level 1 of the fair value hierarchy.

vii. Treasury Inflation Protected Securities — TIPS are treasury securities in which the principal amount is adjusted daily to keep pace with inflation, as measured by the U.S. Consumer Pricing Index for Urban Consumers. The repayment of the original bond principal upon maturity is guaranteed by the full faith and credit of the U.S. Government.

viii. When-Issued Securities and Forward Commitments — When-issued securities, including TBA (“To Be Announced”) securities, are securities that are authorized but not yet issued in the market and purchased in order to secure what is considered to be an advantageous price or yield to a Fund. A forward commitment involves entering into a contract to purchase or sell securities, typically on an extended

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

December 31, 2019 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

settlement basis, for a fixed price at a future date. The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. Although a Fund will generally purchase securities on a when-issued or forward commitment basis with the intention of acquiring the securities for its portfolio, the Fund may dispose of when-issued securities or forward commitments prior to settlement, which may result in a realized gain or loss. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as receivables/payables for collateral on other investments. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as receivables/payables for collateral on other investments. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments.

Exchange-traded derivatives, including futures and options contracts, are valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the midpoint of the bid and ask prices on the exchange where they are principally traded (or, in the absence of two-way trading, at the last bid price for long positions and the last ask price for short positions). Exchange-traded derivatives typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i. Forward Contracts — A forward contract is a contract between two parties to buy or sell an asset at a specified price on a future date. A forward contract settlement can occur on a cash or delivery basis. Forward contracts are marked-to-market daily using independent vendor prices, and the change in value, if any, is recorded as an unrealized gain or loss. Cash and certain investments may be used to collateralize forward contracts.

A forward foreign currency exchange contract is a forward contract in which a Fund agrees to receive or deliver a fixed quantity of one currency for another, at a pre-determined price at a future date. All forward foreign currency exchange contracts are marked-to-market daily at the applicable forward rate. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

ii. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security. Upon entering into a futures contract, a Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.

iii. Options — When a Fund writes call or put options, an amount equal to the premium received is recorded as a liability and is subsequently marked-to-market to reflect the current value of the option written. Swaptions are options on interest rate and or credit default swap contracts.

Upon the purchase of a call option or a put option by a Fund, the premium paid is recorded as an investment and subsequently marked-to-market to reflect the current value of the option. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms.

iv. Swap Contracts — Bilateral swap contracts are agreements in which a Fund and a counterparty agree to exchange periodic payments on a specified notional amount or make a net payment upon termination. Bilateral swap transactions are privately negotiated in the OTC market and payments are settled through direct payments between a Fund and the counterparty. By contrast, certain swap transactions are subject to mandatory central clearing. These swaps are executed through a derivatives clearing member (“DCM”), acting in an agency capacity, and submitted to a central counterparty (“CCP”) (“centrally cleared swaps”), in which case all payments are settled with the CCP through the DCM. Swaps are marked-to-market daily using pricing vendor quotations, counterparty or clearinghouse prices or model

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

December 31, 2019 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

prices, and the change in value, if any, is recorded as an unrealized gain or loss. Upon entering into a swap contract, a Fund is required to satisfy an initial margin requirement by delivering cash or securities to the counterparty (or in some cases, segregated in a triparty account on behalf of the counterparty), which can be adjusted by any mark-to-market gains or losses pursuant to bilateral or centrally cleared arrangements. For centrally cleared swaps the daily change in valuation, if any, is recorded as a receivable or payable for variation margin.

An interest rate swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals, based upon or calculated by reference to changes in interest rates on a specified notional principal amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other.

A credit default swap is an agreement that involves one party (the buyer of protection) making a stream of payments to another party (the seller of protection) in exchange for the right to receive protection on a reference security or obligation, including a group of assets or exposure to the performance of an index. A Fund’s investment in credit default swaps may involve greater risks than if the Fund had invested in the referenced obligation directly. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. If a Fund buys protection through a credit default swap and no credit event occurs, its payments are limited to the periodic payments previously made to the counterparty. Upon the occurrence of a specified credit event, a Fund, as a buyer of credit protection, is entitled to receive an amount equal to the notional amount of the swap and deliver to the seller the defaulted reference obligation in a physically settled trade. A Fund may also receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade.

As a seller of protection, a Fund generally receives a payment stream throughout the term of the swap, provided that there is no credit event. In addition, if a Fund sells protection through a credit default swap, a Fund could suffer a loss because the value of the referenced obligation and the premium payments received may be less than the notional amount of the swap paid to the buyer of protection. Upon the occurrence of a specified credit event, a Fund, as a seller of credit protection, may be required to take possession of the defaulted reference obligation and pay the buyer an amount equal to the notional amount of the swap in a physically settled trade. A Fund may also pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade. Recovery values are at times established through the credit event auction process in which market participants are ensured that a transparent price has been set for the defaulted security or obligation. In addition, a Fund is entitled to a return of any assets, which have been pledged as collateral to the counterparty upon settlement.

The maximum potential amount of future payments (undiscounted) that a Fund as seller of protection could be required to make under a credit default swap would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations or net amounts received from a settlement of a credit default swap for the same reference security or obligation where a Fund bought credit protection.

A total return swap is an agreement that gives a Fund the right to receive the appreciation in the value of a specified security, basket of investments or indices, index or other instrument in return for a fee paid to the counterparty, which will typically be an agreed upon interest rate. If the underlying asset declines in value over the term of the swap, a Fund may also be required to pay the dollar value of that decline to the counterparty

A cross currency swap is an agreement which a Fund may enter into to gain or mitigate exposure to currency risk. A cross currency swap is an agreement to exchange cash flows on a notional amount of two or more currencies based on the relative value differential among them. Such swaps may involve initial and final exchanges that correspond to the agreed upon notional amount. Cross currency swaps usually involve the delivery of the entire principal value of one designated currency in exchange for another designated currency. Therefore, the entire principal value of a cross currency swap is subject to risk that the other party to the swap will default on its contractual delivery obligations. If there is a default by the counterparty, the Fund may have contractual remedies pursuant to the agreements related to the transactions.

Secured Borrowings — Secured borrowings are valued at their contractual amounts, which approximate fair value, and are generally classified as Level 2 of the fair value hierarchy.

i. Reverse Repurchase Agreements — Reverse repurchase agreements involve the sale of securities held by a Fund subject to the Fund’s agreement to repurchase the securities at a mutually agreed upon date and price (including interest), under the terms of an Master Repurchase Agreement (“MRA”). The gross value of reverse repurchase agreements is included in the Statements of Assets and Liabilities for financial reporting purposes.

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

December 31, 2019 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

When a Fund enters into a reverse repurchase agreement, it is required to deliver securities as collateral to the counterparty that exceed the value of the reverse repurchase agreement. During the term of a reverse repurchase agreement, the value of the underlying securities pledged as collateral on behalf of a Fund, including accrued interest, is required to exceed the value of the reverse repurchase agreement, including accrued interest. If the value of those securities pledged as collateral, including accrued interest, becomes less than the value of the reverse repurchase agreement, including accrued interest, a Fund will be obligated to deliver additional collateral to the buyer. If the buyer defaults on its commitment to sell back the securities, a Fund could suffer a loss to the extent that the amount borrowed is less than the replacement cost of similar securities and the Fund’s costs associated with delay and enforcement of the reverse repurchase agreement. In addition, in the event of default or insolvency of the buyer, a court could determine that the Fund’s interest in the amount borrowed is not enforceable, resulting in additional losses to a Fund.

B. Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of the Funds’ investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments. GSAM did not develop the unobservable inputs for the valuation of Level 3 Assets and Liabilities.

C. Fair Value Hierarchy — The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of December 31, 2019:

EMERGING MARKETS DEBT

Investment Type	Level 1	Level 2	Level 3

Assets
Fixed Income
Sovereign Debt Obligations	$—	$949,163,824	$—
Corporate Obligations	—	350,026,282	—
Structured Notes	—	4,581,632	—
Municipal Debt Obligations	—	6,248,672	—
Investment Company	41,770,100	—	—

Total	$41,770,100	$1,310,020,410	$—

Derivative Type

Assets(a)
Forward Foreign Currency Exchange Contracts	$—	$10,957,459	$—
Futures Contracts	55,502	—	—
Interest Rate Swap Contracts	—	2,397,783	—
Credit Default Swap Contracts	—	5,865,341	—

Total	$55,502	$19,220,583	$—

Liabilities(a)
Forward Foreign Currency Exchange Contracts	$—	$(14,559,216)	$—
Futures Contracts	(5,385,419)	—	—
Interest Rate Swap Contracts	—	(15,180)	—
Credit Default Swap Contracts	—	(4,526,931)	—

Total	$(5,385,419)	$(19,101,327)	$—

(a)	Amount shown represents unrealized gain (loss) at period end.

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

December 31, 2019 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

HIGH YIELD

Investment Type	Level 1	Level 2	Level 3

Assets
Fixed Income
Bank Loans	$—	$70,235,472	$2,155,563
Corporate Obligations	—	2,175,495,582	—
Structured Note	—	1,574,300	—
Common Stock and/or Other Equity Investments
North America	—	2,049,520	—
Exchange Traded Funds	43,164,734	—	—

Total	$43,164,734	$2,249,354,874	$2,155,563

Liabilities
Reverse Repurchase Agreements	$—	$(3,334,500)	$—

Total	$—	$(3,334,500)	$—

Derivative Type

Assets(a)
Futures Contracts	$709,868	$—	$—
Credit Default Swap Contracts	—	2,620,852	—

Total	$709,868	$2,620,852	$—

Liabilities(a)
Forward Foreign Currency Exchange Contracts	$—	$(138,087)	$—
Futures Contracts	(2,641,443)	—	—

Total	$(2,641,443)	$(138,087)	$—

(a)	Amount shown represents unrealized gain (loss) at period end.

HIGH YIELD FLOATING RATE

Investment Type	Level 1	Level 2	Level 3

Assets
Fixed Income
Bank Loans	$—	$1,785,724,833	$19,449,925
Corporate Obligations	—	57,717,989	—
Unfunded Loan Committments	—	3,761,259	—
Common Stock and/or Other Equity Investments
North America	3,253,164	—	406,873
Warrants	—	—	40,687
Exchange Traded Funds	48,175,318	—	—
Investment Company	7,162,419	—	—

Total	$58,590,901	$1,847,204,081	$19,897,485

Derivative Type

Assets(a)
Forward Foreign Currency Exchange Contracts	$—	$69,707	$—
Futures Contracts	223,861	—	—

Total	$223,861	$69,707	$—

Liabilities(a)
Forward Foreign Currency Exchange Contracts with Unrealized Gain	$—	$(949,404)	$—
Futures Contracts	(9,682)	—	—

Total	$(9,682)	$(949,404)	$—

(a)	Amount shown represents unrealized gain (loss) at period end.

INVESTMENT GRADE CREDIT

Investment Type	Level 1	Level 2	Level 3

Assets
Fixed Income
Corporate Obligations	$—	$486,175,824	$—
Foreign Debt Obligations	—	14,913,956	—
Municipal Debt Obligations	—	4,615,323	—
U.S. Treasury Obligations	766,300	—	—
Investment Company	16,634,121	—	—

Total	$17,400,421	$505,705,103	$—

Derivative Type

Assets
Futures Contracts(a)	$499,581	$—	$—
Interest Rate Swap Contracts(a)	—	794,062	—
Credit Default Swap Contracts(a)	—	1,289,531	—
Options Purchased	—	75,410	—

Total	$499,581	$2,159,003	$—

Liabilities
Forward Foreign Currency Exchange Contracts(a)	$—	$(60,294)	$—
Futures Contracts(a)	(1,401,441)	—	—
Interest Rate Swap Contracts(a)	—	(364,312)	—
Written option contracts	—	(49,541)	—

Total	$(1,401,441)	$(474,147)	$—

(a)	Amount shown represents unrealized gain (loss) at period end.

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

December 31, 2019 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

LOCAL EMERGING MARKETS DEBT

Investment Type	Level 1	Level 2	Level 3

Assets
Fixed Income
Sovereign Debt Obligations	$—	$88,477,531	$—
Corporate Obligations	—	5,080,492	—
Structured Notes	—	12,615,281	—
Municipal Debt Obligations	—	269,925	—
U.S. Treasury Obligations	649,681	—	—

Investment Company	4,329,159	—	—

Total	$4,978,840	$106,443,229	$—

Derivative Type

Assets(a)
Forward Foreign Currency Exchange Contracts	$—	$2,944,079	$—
Futures Contracts	316,505	—	—
Interest Rate Swap Contracts	—	1,316,434	—
Credit Default Swap Contracts	—	190,878	—

Total	$316,505	$4,451,391	$—

Liabilities(a)
Forward Foreign Currency Exchange Contracts	$—	$(2,248,374)	$—
Futures Contracts	(260,737)	—	—
Interest Rate Swap Contracts	—	(281,802)	—
Credit Default Swap Contracts	—	(144,916)	—

Total	$(260,737)	$(2,675,092)	$—

(a)	Amount shown represents unrealized gain (loss) at period end.

U.S. MORTGAGES

Investment Type	Level 1	Level 2	Level 3

Assets
Fixed Income
Mortgage-Backed Obligations	$—	$646,660,499	$—
Asset-Backed Securities	—	46,567,756	—
Municipal Debt Obligation	—	1,033,749	—
Investment Company	6,945,502	—	—

Total	$6,945,502	$694,262,004	$—

Liabilities
Fixed Income
Mortgage-Backed Obligations — Forward Sales Contracts	$—	$(45,449,745)	$—

Total	$—	$(45,449,745)	$—

Derivative Type

Assets
Futures Contracts(a)	$298,319	$—	$—
Interest Rate Swap Contracts(a)	—	206,381	—
Credit Default Swap Contracts(a)	—	4,140	—
Options Purchased	—	178,270	—

Total	$298,319	$388,791	$—

Liabilities
Futures Contracts(a)	$(23,927)	$—	$—
Interest Rate Swap Contracts(a)	—	(80,740)	—
Written option contracts	—	(23,671)	—

Total	$(23,927)	$(104,411)	$—

(a)	Amount shown represents unrealized gain (loss) at period end.

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

December 31, 2019 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

For further information regarding security characteristics, see the Schedules of Investments.

The Funds’ risks include, but are not limited to, the following:

Credit/Default Risk — An issuer or guarantor of a security held by the Fund, or a bank or other financial institution that has entered into a repurchase agreement with the Fund, may default on its obligation to pay interest and repay principal or default on any other obligation. Additionally, the credit quality of securities may deteriorate rapidly, which may impair the Fund’s liquidity and cause significant deterioration in NAV.

Derivatives Risk — The Funds’ use of derivatives may result in loss. Derivative instruments, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other instruments, may be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying instruments may produce disproportionate losses to the Funds. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. Losses from derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged.

Floating and Variable Rate Obligations Risk — For floating and variable rate obligations, there may be a lag between an actual change in the underlying interest rate benchmark and the reset time for an interest payment of such an obligation, which could harm or benefit a Fund, depending on the interest rate environment or other circumstances. Certain floating and variable rate obligations have an interest rate floor feature, which prevents the interest rate payable by the security from dropping below a specified level as compared to a reference interest rate (the “reference rate”), such as LIBOR. InÒ017, the United Kingdom’s Financial Conduct Authority (“FCA”) warned that LIBOR may cease to be available or appropriate for use by 2021. The unavailability or replacement of LIBOR may affect the value, liquidity or return on certain Fund investments and may result in costs incurred in connection with closing out positions and entering into new trades. Any pricing adjustments to a ßund’s investments resulting from a substitute reference rate may also adversely affect a Fund’s performance and/or NAV.

Foreign Custody Risk — If a Fund invests in foreign securities, the Fund may hold such securities and cash with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). Some foreign custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight over, or independent evaluation of, their operations. Further, the laws of certain countries may place limitations on a Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy. Investments in emerging markets may be subject to even greater custody risks than investments in more developed markets. Custody services in emerging market countries are very often undeveloped and may be considerably less well regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the United States. Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which the Funds invest. The imposition of exchange controls (including repatriation restrictions), confiscation of assets and property, trade restrictions (including tariffs) and other government restrictions by the United States or other governments, or from problems in share registration, settlement or custody, may also result in losses. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Funds have exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that the Funds also invest in securities of issuers located in emerging markets, these risks may be more pronounced.

Geographic Risk — If a Fund focuses its investments in securities of issuers located in a particular country or geographic region, the Fund may be subjected, to a greater extent than if its investments were less focused, to the risks of volatile economic cycles and/or conditions and developments that may be particular to that country or region, such as: adverse securities markets; adverse exchange rates; adverse social, political, regulatory, economic, business, environmental or other developments; or natural disasters.

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

December 31, 2019 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Interest Rate Risk — When interest rates increase, fixed income securities or instruments held by the Funds will generally decline in value. Long-term fixed income securities or instruments will normally have more price volatility because of this risk than short-term fixed income securities or instruments. The risks associated with changing interest rates may have unpredictable effects on the markets and the Funds’ investments. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Funds.

Investments in Other Investment Companies Risk — As a shareholder of another investment company, including an exchange-traded fund (“ETF”), a Fund will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund. ETFs are subject to risks that do not apply to conventional mutual funds, including but not limited to the following: (i) the market price of the ETF’s shares may trade at a premium or a discount to their NAV; and (ii) an active trading market for an ETF’s shares may not develop or be maintained.

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.

Leverage Risk — Leverage creates exposure to potential gains and losses in excess of the initial amount invested. Borrowing and the use of derivatives may result in leverage and may make a Fund more volatile. When a Fund uses leverage, the sum of that Fund’s investment exposure may significantly exceed the amount of assets invested in the Fund, although these exposures may vary over time. Relatively small market movements may result in large changes in the value of a leveraged investment. A Fund will identify liquid assets on its books or otherwise cover transactions that may give rise to such risk, to the extent required by applicable law. The use of leverage may cause a Fund to liquidate portfolio positions to satisfy its obligations or to meet segregation requirements when it may not be advantageous to do so. The use of leverage by a Fund can substantially increase the adverse impact to which the Fund’s investment portfolio may be subject.

Liquidity Risk — A Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’ interests because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. If a Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect Fund’s NAV and dilute remaining investors’ interests. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from fixed income mutual funds may be higher than normal, potentially causing increased supply in the market due to selling activity. These risks may be more pronounced in connection with the Funds’ investments in securities of issuers located in emerging market countries. Redemptions by large shareholders may have a negative impact on a Fund’s liquidity.

Loan-Related Investments Risk — In addition to risks generally associated with debt investments, (e.g., interest rate risk and default risk) loan-related investments such as loan participations and assignments are subject to other risks. Although a loan obligation may be fully collateralized at the time of acquisition, the collateral may decline in value, be relatively illiquid, or lose all or substantially all of its value subsequent to investment. Many loan investments are subject to legal or contractual restrictions on resale and may be relatively illiquid and difficult to value. There is less readily available, reliable information about most loan investments than is the case for many other types of securities. Substantial increases in interest rates may cause an increase in loan obligation defaults. With respect to loan participations, the Fund may not always have direct recourse against a borrower if the borrower fails to pay scheduled principal and/or interest; may be subject to greater delays, expenses and risks than if the Fund had purchased a direct obligation of the borrower; and may be regarded as the creditor of the agent lender (rather than the borrower), subjecting the Fund to the creditworthiness of that lender as well. Investors in loans, such as the Fund, may not be entitled to rely on the anti-fraud protections of the federal securities laws, although they may be entitled to certain contractual remedies. The market for loan obligations may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods. Because transactions in many loans are subject to extended trade settlement periods, the Fund may not receive the proceeds from the sale of a loan for a period after the sale. As a result, sale proceeds related to the sale of loans may not be available to make additional investments or to meet the Fund’s redemption obligations for a period after the sale of the loans, and, as a result, the Fund may have to sell other investments or engage in borrowing transactions, such as borrowing from its credit facility, if necessary to raise cash to meet its obligations.

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

December 31, 2019 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Senior Loans hold the most senior position in the capital structure of a business entity, and are typically secured with specific collateral, but are nevertheless usually rated below investment grade. Because Second Lien Loans are subordinated or unsecured and thus lower in priority of payment to Senior Loans, they are subject to the additional risk that the cash flow of the borrower and property securing the loan or debt, if any, may be insufficient to meet scheduled payments after giving effect to the senior secured obligations of the borrower. Second Lien Loans generally have greater price volatility than Senior Loans and may be less liquid.

Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Non-Diversification Risk — Each of the Emerging Markets Debt Fund and Local Emerging Markets Debt Fund is non-diversified, meaning that they are permitted to invest a larger percentage of their assets in fewer issuers than diversified mutual funds. Thus, a Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio, and may be more susceptible to greater losses because of these developments.

Sector Risk — To the extent a Fund focuses its investments in securities of issuers in one or more sectors (such as the financial services or telecommunications sectors), the Fund may be subjected, to a greater extent than if its investments were diversified across different sectors, to the risks of volatile economic cycles and/or conditions and developments that may be particular to that sector, such as: adverse economic, business, political, environmental or other developments.